UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II , 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 6/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock 20/80 Target Allocation Fund (formerly BlackRock Conservative Prepared Portfolio)
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 28.9%
BlackRock Global Allocation Fund, Inc., Institutional Class	776,220	$15,889,226
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	424,043	4,978,267
iShares Commodities Select Strategy ETF	28,000	1,105,160
iShares Core S&P Total U.S. Stock Market ETF	120,850	11,414,283
iShares MSCI ACWI ETF	118,255	7,030,260

		40,417,196

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 71.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,075,564	$11,282,665
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,362,470	23,813,700
iShares 20+ Year Treasury Bond ETF (c)	54,200	6,366,332
iShares 3-7 Year Treasury Bond ETF	33,600	4,131,456
iShares Core U.S. Aggregate Bond ETF	206,330	22,444,577
iShares Floating Rate Bond ETF	137,600	6,968,064
iShares Short Treasury Bond ETF	69,800	7,698,242
Master Total Return Portfolio	$16,540,627	16,540,627

		99,245,663

Short-Term Securities — 4.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	183,203	183,203
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)	$6,336,219	6,336,219

		6,519,422
Total Affiliated Investment Companies (Cost — $146,837,620*) — 104.6%		146,182,281
Liabilities in Excess of Other Assets — (4.6)%		(6,453,188)

Net Assets — 100.0%		$139,729,093

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$145,660,171

Gross unrealized appreciation	$4,529,357
Gross unrealized depreciation	(4,007,247)

Net unrealized appreciation	$522,110

Portfolio Abbreviation
ETF	Exchange Traded Fund

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund (formerly BlackRock Conservative Prepared Portfolio)

(a)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., K Class	—	228,884		228,884		—	—	—	$312,979
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	86,713	26,557		113,270		—	—	—	$1,635,505
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	508,551	—		508,551		—	—	—	$190,123
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,993		24,993		—	—	—	$(133,710)
BlackRock Equity Dividend Fund, Institutional Class	99,413	12,979		112,392		—	—	$36,923	$682,273
BlackRock EuroFund, Institutional Class	134,780	4,230		139,010		—	—	$60,623	$(1,135)
BlackRock Global Allocation Fund, Inc., Institutional Class	—	777,914		1,694		776,220	$15,889,226	—	$(373)
BlackRock Global Long/Short Credit Fund, Institutional Class	651,971	702,196		278,603		1,075,564	$11,282,665	—	$181,986
BlackRock Global Long/Short Equity Fund, Institutional Class	443,987	150,622		170,566		424,043	$4,978,267	—	$85,428
BlackRock Liquidity Funds, TempFund, Institutional Class	904,747	—		721,544	[1]	183,203	$183,203	$8,845	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$6,336,219	[2]	—		$6,336,219	$6,336,219	$14,900	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	103,145	28,840		131,985		—	—	—	$304,325
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	696,226	1,742,552		76,308		2,362,470	$23,813,700	$158,258	$101,370
iShares 20+ Year Treasury Bond ETF	—	54,400		200		54,200	$6,366,332	—	$105
iShares 3-7 Year Treasury Bond ETF	—	33,600		—		33,600	$4,131,456	—	—
iShares Commodities Select Strategy ETF	—	28,000		—		28,000	$1,105,160	$6,184	—
iShares Core S&P Total U.S. Stock Market ETF	—	121,450		600		120,850	$11,414,283	$49,312	$(580)
iShares Core U.S. Aggregate Bond ETF	—	207,030		700		206,330	$22,444,577	—	$(219)
iShares Floating Rate Bond ETF	—	137,600		—		137,600	$6,968,064	—	—
iShares MSCI ACWI ETF	—	118,255		—		118,255	$7,030,260	$84,834	—
iShares MSCI EMU ETF	95,727	—		95,727		—	—	$25,054	$(246,759)
iShares MSCI Japan ETF	380,270	—		380,270		—	—	—	$(465,994)
iShares Short Treasury Bond ETF	—	69,800		—		69,800	$7,698,242	—	—
iShares U.S. Energy ETF	31,434	—		31,434		—	—	$6,860	$(449,414)
iShares U.S. Financials ETF	31,492	10,585		42,077		—	—	$24,965	$973,338
iShares U.S. Healthcare ETF	15,794	7,427		23,221		—	—	$2,260	$378,861
iShares U.S. Industrials ETF	17,605	—		17,605		—	—	$14,489	$92,734
iShares U.S. Real Estate ETF	—	4,053		4,053		—	—	$2,675	$(25,830)
iShares U.S. Technology ETF	32,766	—		32,766		—	—	$21,570	$1,086,248
Master Basic Value LLC	$5,487,470	—		$5,487,470	[1,3]	—	—	$44,230	$114,864
Master Large Cap Growth Portfolio	$5,557,190	—		$5,557,190	[1,3]	—	—	$54,938	$1,273,720
Master Total Return Portfolio	$37,058,770	—		$20,518,143	[1,3]	$16,540,627	$16,540,627	$881,173	$979,024

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock 20/80 Target Allocation Fund (formerly BlackRock Conservative Prepared Portfolio)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$123,305,435	$22,876,846	—	$146,182,281

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $6,336,219 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock 40/60 Target Allocation Fund (formerly BlackRock Moderate Prepared Portfolio)
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 49.8%
BlackRock Basic Value Fund, Inc., Class K (b)	264,195	$7,371,031
BlackRock Global Allocation Fund, Inc., Institutional Class	1,156,971	23,683,195
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	765,402	8,985,820
iShares Core MSCI Emerging Markets ETF	109,400	5,255,576
iShares Core S&P Total U.S. Stock Market ETF	379,700	35,862,665
iShares MSCI ACWI ETF	117,300	6,973,485

		88,131,772

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 50.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	997,464	$10,463,403
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,637,971	26,590,751
iShares 20+ Year Treasury Bond ETF (c)	68,500	8,046,010
iShares 3-7 Year Treasury Bond ETF (c)	71,000	8,730,160
iShares Core U.S. Aggregate Bond ETF	52,450	5,705,511
iShares J.P. Morgan USD Emerging Markets Bond ETF	46,450	5,105,784
iShares Short Treasury Bond ETF	81,700	9,010,693
Master Total Return Portfolio	$15,711,747	15,711,747

		89,364,059

Short-Term Securities — 6.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	187,011	187,011
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)	$11,200,282	11,200,282

		11,387,293
Total Affiliated Investment Companies
(Cost — $189,066,893*) — 106.7%		188,883,124
Liabilities in Excess of Other Assets — (6.7)%		(11,936,426)

Net Assets — 100.0%		$176,946,698

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$186,533,123

Gross unrealized appreciation	$5,785,399
Gross unrealized depreciation	(3,435,398)

Net unrealized appreciation	$2,350,001

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund (formerly BlackRock Moderate Prepared Portfolio)

(a)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., K Class	—	507,459		243,264		264,195	$7,371,031	—	$346,845
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	216,926	49,839		266,765		—	—	—	$3,502,218
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	526,687	—		526,687		—	—	—	$197,227
BlackRock Energy & Resources Portfolio, Institutional Class	—	110,988		110,988		—	—	—	$(666,647)
BlackRock Equity Dividend Fund, Institutional Class	249,573	15,114		264,687		—	—	$90,729	$1,504,580
BlackRock EuroFund, Institutional Class	262,511	211,364		473,875		—	—	$160,994	$132,111
BlackRock Global Allocation Fund, Inc., Institutional Class	—	1,156,971		—		1,156,971	$23,683,195	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	614,448	383,016		—		997,464	$10,463,403	—	$279,699
BlackRock Global Long/Short Equity Fund, Institutional Class	459,820	510,464		204,882		765,402	$8,985,820	—	$101,660
BlackRock Liquidity Funds, TempFund, Institutional Class	4,686,158	—		4,499,147	[1]	187,011	$187,011	$12,829	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$11,200,282	[2]	—		$11,200,282	$11,200,282	$12,295	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	201,262	56,275		257,537		—	—	—	$747,477
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	655,870	1,982,101		—		2,637,971	$26,590,751	$149,451	$116,620
iShares 20+ Year Treasury Bond ETF	—	68,500		—		68,500	$8,046,010	—	—
iShares 3-7 Year Treasury Bond ETF	—	71,000		—		71,000	$8,730,160	—	—
iShares Core MSCI Emerging Markets ETF	—	109,400		—		109,400	$5,255,576	$48,928	—
iShares Core S&P Total U.S. Stock Market ETF	—	379,700		—		379,700	$35,862,665	$153,842	—
iShares Core U.S. Aggregate Bond ETF	—	52,450		—		52,450	$5,705,511	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	46,450		—		46,450	$5,105,784	—	—
iShares MSCI ACWI ETF	—	117,300		—		117,300	$6,973,485	$84,077	—
iShares MSCI EMU ETF	123,926	—		123,926		—	—	$32,229	$(319,449)
iShares MSCI Japan ETF	692,827	—		692,827		—	—	—	$(832,584)
iShares Short Treasury Bond ETF	—	81,700		—		81,700	$9,010,693	—	—
iShares U.S. Energy ETF	61,158	—		61,158		—	—	$13,346	$(874,381)
iShares U.S. Financials ETF	61,153	14,558		75,711		—	—	$46,392	$1,878,160
iShares U.S. Healthcare ETF	30,720	15,491		46,211		—	—	$4,715	$747,411
iShares U.S. Industrials ETF	33,972	—		33,972		—	—	$28,572	$180,945
iShares U.S. Real Estate ETF	—	13,902		13,902		—	—	$9,175	$(88,598)
iShares U.S. Technology ETF	63,627	—		63,627		—	—	$37,592	$1,781,569
Master Basic Value LLC	$13,224,853	—		$13,224,853	[1,3]	—	—	$106,595	$108,109
Master Large Cap Growth Portfolio	$13,381,162	—		$13,381,162	[1,3]	—	—	$128,480	$2,730,012
Master Total Return Portfolio	$31,981,599	—		$16,269,852	[1,3]	$15,711,747	$15,711,747	$744,152	$819,431

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan. (d) Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock 40/60 Target Allocation Fund (formerly BlackRock Moderate Prepared Portfolio)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$161,971,095	$26,912,029	—	$188,883,124

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $11,200,282 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock 60/40 Target Allocation Fund (formerly BlackRock Growth Prepared Portfolio)
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 70.1%
BlackRock Basic Value Fund, Inc., Class K (b)	388,514	$10,839,527
BlackRock Global Allocation Fund, Inc., Institutional Class	778,806	15,942,150
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	487,041	5,717,857
iShares Core MSCI EAFE ETF	149,113	8,693,288
iShares Core MSCI Emerging Markets ETF	62,800	3,016,912
iShares Core S&P Total U.S. Stock Market ETF	244,780	23,119,471
iShares MSCI ACWI ETF	59,305	3,525,682
iShares MSCI USA Minimum Volatility ETF	75,207	3,032,346

		73,887,233

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 29.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	395,100	$4,144,598
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,137,032	11,461,278
iShares Core U.S. Aggregate Bond ETF	26,104	2,839,593
iShares J.P. Morgan USD Emerging Markets Bond ETF	26,902	2,957,068
iShares Short Treasury Bond ETF	51,786	5,711,478
Master Total Return Portfolio	$4,029,242	4,029,242

		31,143,257

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	355,265	355,265
Total Affiliated Investment Companies (Cost — $105,525,467*) — 100.0%		105,385,755
Other Assets Less Liabilities — 0.0%		36,757

Net Assets — 100.0%		$105,422,512

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$102,405,865

Gross unrealized appreciation	$5,978,304
Gross unrealized depreciation	(2,998,414)

Net unrealized appreciation	$2,979,890

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund (formerly BlackRock Growth Prepared Portfolio)

(a)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., K Class	—	474,936	86,422		388,514	$10,839,527	—	$46,740
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	152,591	69,682	222,273		—	—	—	$2,825,434
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	179,290	—	179,290		—	—	—	$66,337
BlackRock Energy & Resources Portfolio, Institutional Class	—	68,619	68,619		—	—	—	$(437,286)
BlackRock Equity Dividend Fund, Institutional Class	174,887	46,912	221,799		—	—	$67,663	$1,738,069
BlackRock EuroFund, Institutional Class	238,118	131,850	369,968		—	—	$133,379	$42,353
BlackRock Global Allocation Fund, Inc., Institutional Class	—	778,806	—		778,806	$15,942,150	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	245,973	149,127	—		395,100	$4,144,598	—	$111,968
BlackRock Global Long/Short Equity Fund, Institutional Class	156,528	330,513	—		487,041	$5,717,857	—	$2,037
BlackRock Liquidity Funds, TempFund, Institutional Class	1,973,217	—	1,617,952	[1]	$355,265	$355,265	$5,809	—
BlackRock Liquidity Series, LLC, Money Market Series	$3,105,000	—	$3,105,000	[1]	—	—	$22,595	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	181,732	50,815	232,547		—	—	—	$647,339
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	262,173	874,859	—		1,137,032	$11,461,278	$58,003	$46,617
iShares Core MSCI EAFE ETF	—	149,113	—		149,113	$8,693,288	—	—
iShares Core MSCI Emerging Markets ETF	—	62,800	—		62,800	$3,016,912	$28,029	—
iShares Core S&P Total U.S. Stock Market ETF	—	244,780	—		244,780	$23,119,471	$98,665	—
iShares Core U.S. Aggregate Bond ETF	—	26,104	—		26,104	$2,839,593	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	26,902	—		26,902	$2,957,068	—	—
iShares MSCI ACWI ETF	—	59,305	—		59,305	$3,525,682	$42,146	—
iShares MSCI EMU ETF	84,372	—	84,372		—	—	$22,082	$(217,489)
iShares MSCI Japan ETF	531,204	—	531,204		—	—	—	$(647,407)
iShares MSCI USA Minimum Volatility ETF	—	75,207	—		75,207	$3,032,346	$14,893	—
iShares Short Treasury Bond ETF	—	51,786	—		51,786	$5,711,478	—	—
iShares U.S. Energy ETF	55,411	—	55,411		—	—	$12,092	$(768,058)
iShares U.S. Financials ETF	43,356	16,385	59,741		—	—	$35,161	$1,343,628
iShares U.S. Healthcare ETF	35,666	—	35,666		—	—	$12,299	$829,689
iShares U.S. Industrials ETF	30,810	—	30,810		—	—	$25,812	$163,774
iShares U.S. Real Estate ETF	—	13,070	13,070		—	—	$8,626	$(83,296)
iShares U.S. Technology ETF	57,758		57,758		—	—	$30,296	$1,250,661
Master Basic Value LLC	$9,666,198	—	$9,666,198	[1,2]	—	—	$77,912	$(217,909)
Master Large Cap Growth Portfolio	$9,788,609	—	$9,788,609	[1,2]	—	—	$104,837	$2,344,435
Master Total Return Portfolio	$10,907,860	—	$6,878,618	[1,2]	$4,029,242	$4,029,242	$250,632	$282,177

[1]	Represents net shares/beneficial interest sold.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock 60/40 Target Allocation Fund (formerly BlackRock Growth Prepared Portfolio)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$101,356,513	$4,029,242	—	$105,385,755

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock 80/20 Target Allocation Fund (formerly BlackRockAggressive Growth Prepared Portfolio)
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 90.5%
BlackRock Basic Value Fund, Inc., Class K (b)	176,846	$4,934,003
BlackRock Global Allocation Fund, Inc., Institutional Class	356,967	7,307,108
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	111,813	1,312,684
BlackRock Global SmallCap Fund, Inc., Institutional Class	194,050	5,002,599
iShares Core MSCI EAFE ETF	145,700	8,494,310
iShares Core MSCI Emerging Markets ETF	47,700	2,291,508
iShares Core S&P Total U.S. Stock Market ETF	127,900	12,080,155
iShares MSCI ACWI ETF	21,700	1,290,065
iShares MSCI USA Minimum Volatility ETF	34,600	1,395,072

		44,107,504

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 9.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	105,298	$1,104,574
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,425	1,365,756
iShares Short Treasury Bond ETF	3,500	386,015
iShares TIPS Bond ETF	7,327	820,990
Master Total Return Portfolio	$913,584	913,584

		4,590,919

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	601,935	601,935
Total Affiliated Investment Companies
(Cost — $49,153,210*) — 101.1%		49,300,358
Liabilities in Excess of Other Assets — (1.1)%		(537,071)

Net Assets — 100.0%		$48,763,287

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,086,115

Gross unrealized appreciation	$3,486,055
Gross unrealized depreciation	(1,271,812)

Net unrealized appreciation	$2,214,243

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund (formerly BlackRockAggressive Growth Prepared Portfolio)

(a)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., K Class	—	241,474		64,628		176,846	$4,934,003	—	$68,279
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	95,750	30,908		126,658		—	—	—	$1,786,622
BlackRock Energy & Resources Portfolio, Institutional Class	—	38,424		38,424		—	—	—	$(172,379)
BlackRock Equity Dividend Fund, Institutional Class	109,747	15,993		125,740		—	—	$40,949	$918,363
BlackRock EuroFund, Institutional Class	149,179	35,210		184,389		—	—	$67,099	$(41,583)
BlackRock Global Allocation Fund, Inc., Institutional Class	—	356,967		—		356,967	$7,307,108	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	105,298		—		105,298	$1,104,574	—	—
BlackRock Global Long/Short Equity Fund, Institutional Class	—	111,813		—		111,813	$1,312,684	—	—
BlackRock Global SmallCap Fund, Inc., Institutional Class	—	194,050		—		194,050	$5,002,599	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	5,070,733	—		4,468,798	[1]	601,935	$601,935	$4,216	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—		—		—	—	$10,957	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	113,615	31,768		145,383		—	—	—	$382,117
iShares Core MSCI EAFE ETF	—	145,700		—		145,700	$8,494,310	—	—
iShares Core MSCI Emerging Markets ETF	—	47,700		—		47,700	$2,291,508	$20,854	—
iShares Core S&P Total U.S. Stock Market ETF	—	127,900		—		127,900	$12,080,155	$50,927	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	12,425		—		12,425	$1,365,756	—	—
iShares MSCI ACWI ETF	—	21,700		—		21,700	$1,290,065	$15,294	—
iShares MSCI EMU ETF	42,305	—		42,305		—	—	$11,072	$(109,051)
iShares MSCI Japan ETF	295,827	—		295,827		—	—	—	$(365,786)
iShares MSCI USA Minimum Volatility ETF	—	34,600		—		34,600	$1,395,072	$6,737	—
iShares Short Treasury Bond ETF	—	3,500		—		3,500	$386,015	—	—
iShares TIPS Bond ETF	—	7,327		—		7,327	$820,990	—	—
iShares U.S. Energy ETF	34,770	—		34,770		—	—	$7,588	$(497,110)
iShares U.S. Financials ETF	34,740	—		34,740		—	—	$23,408	$979,141
iShares U.S. Healthcare ETF	17,467	1,503		18,970		—	—	$7,302	$448,826
iShares U.S. Industrials ETF	19,343	—		19,343		—	—	$17,136	$105,850
iShares U.S. Real Estate ETF	—	7,820		7,820		—	—	$5,161	$(49,837)
iShares U.S. Technology ETF	36,155			36,155		—	—	$19,426	$612,049
Master Basic Value LLC	$5,508,829	—		$5,508,829	[1,3]	—	—	$44,402	$79,401
Master Large Cap Growth Portfolio	$5,581,295	—		$5,581,295	[1,3]	—	—	$56,899	$1,451,541
Master Total Return Portfolio	—	$913,584	[2,3]	—		$913,584	$913,584	$2,274	$(2,163)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock 80/20 Target Allocation Fund (formerly BlackRockAggressive Growth Prepared Portfolio)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$48,386,774	$913,584	—	$49,300,358

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.60%, 9/20/23 (a)(b)	USD	1,640	$1,636,760
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.13%, 4/24/24 (a)(b)		1,148	1,147,997
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.13%, 4/24/24 (a)(b)		1,625	1,618,888
ALM XIV Ltd., Series 2014-14A, Class A1, 1.71%, 7/28/26 (a)(b)		2,070	2,059,252
American Homes 4 Rent:
Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		345	344,057
Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)		1,445	1,487,154
Apidos CDO, Series 2012-9AR, Class BR, 2.13%, 7/15/23 (a)(b)		1,415	1,415,000
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	428	479,582
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	468	465,589
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.68%, 10/22/25 (a)(b)		3,965	3,962,094
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.48%, 7/15/24 (a)(b)		1,850	1,833,813
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.23%, 11/20/24 (a)(b)		2,850	2,849,983
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.67%, 1/20/25 (a)(b)		6,090	6,088,134
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		2,718	2,719,874
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,030	1,030,291
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,050	1,049,561
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		1,005	1,002,264
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		1,290	1,287,906
CIFC Funding Ltd.:
Series 2014-2A, Class A1L, 1.76%, 5/24/26 (a)(b)		1,685	1,677,171
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		2,770	2,773,847
Series 2015-3A, Class B, 2.38%, 10/19/27 (a)(b)		1,060	1,039,972
Colony American Homes, Series 2015-1A, Class A, 1.39%, 7/17/32 (a)(b)		1,180	1,167,142
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,096,230

Asset-Backed Securities	Par (000)		Value
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.26%, 3/25/36 (b)	USD	979	$575,052
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.55%, 10/28/24 (a)(b)		4,330	4,309,282
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)		1,230	1,229,881
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		88	87,727
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)		1,150	1,136,767
Series 2014-SFR2, Class A, 1.29%, 9/17/31 (a)(b)		966	956,200
Series 2014-SFR3, Class A, 1.39%, 12/17/31 (a)(b)		1,742	1,725,846
Series 2015-SFR1, Class A, 1.64%, 3/17/32 (a)(b)		378	378,532
Series 2015-SFR2, Class A, 1.54%, 6/17/32 (a)(b)		716	713,185
Series 2015-SFR3, Class A, 1.48%, 8/17/32 (a)(b)		1,503	1,501,538
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.43%, 7/15/25 (a)(b)		3,985	3,935,187
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.44%, 4/12/24 (a)(b)		7,500	7,424,953
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		1,290	1,296,391
Series 2014-CTA, Class B, 1.94%, 10/17/44 (a)(b)		895	877,876
Series 2015-AA, Class A2B, 1.38%, 12/15/28 (a)(b)		2,160	2,183,678
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.93%, 11/25/24 (b)		5,310	5,418,935
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		5,075	5,092,179
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.70%, 1/18/24 (a)(b)		3,895	3,885,771
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.57%, 11/15/25 (a)(b)		1,005	1,004,977
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		200	199,966
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)		260	259,143
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		4,590	4,543,182

Portfolio Abbreviations
ABS	Asset-Backed Security	EBITDA	Earnings Before Interest, Taxes,	MXN	Mexican Peso
ADR	American Depositary Receipt		Depreciation and Amortization	MYR	Malaysian Ringgit
AKA	Also Known As	ETF	Exchange-Traded Fund	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	OTC	Over-the-counter
BRL	Brazilian Real	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	FKA	Formerly Known As	PLN	Polish Zloty
CAD	Canadian Dollar	GBP	British Pound	RB	Revenue Bonds
CDO	Collateralized Debt Obligation	GO	General Obligation Bonds	REMIC	Real Estate Mortgage Investment Conduit
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CLP	Chilean Peso	KRW	South Korean Won	TBA	To-be-announced
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	US Dollar
COP	Colombian Peso			ZAR	South African Rand

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.55%, 8/23/24 (a)(b)	USD	4,495	$4,474,331
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,200	6,234,720
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		5,470	5,499,046
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		750	755,843
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		997	1,011,167
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		997	1,023,979
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		3,560	3,562,706
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		2,566	2,573,955
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.43%, 7/22/25 (a)(b)		7,845	7,761,843
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.76%, 10/30/23 (a)(b)		6,920	6,916,039
PFS Financing Corp., Series 2014-BA, Class A, 0.79%, 10/15/19 (a)(b)		6,255	6,229,573
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		1,826	1,830,889
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		790	783,949
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		197	197,004
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		509	509,967
Series 2014-S3, Class R, 1.44%, 2/19/19 (a)		310	311,334
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		513	514,438
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		524	525,738
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		849	851,027
Scholar Funding Trust, Series 2011-A, Class A, 1.18%, 10/28/43 (a)(b)		5,750	5,789,620
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.72%, 5/15/26 (a)(b)		1,300	1,295,840
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.45%, 7/15/36 (b)		5,415	5,383,702
Series 2010-B, Class A2, 3.69%, 7/15/42 (a)(b)		2,018	2,098,790
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.84%, 12/16/30 (b)		2,816	2,778,491
Series 2003-B, Class A2, 0.69%, 3/15/22 (b)		2,310	2,294,024
Series 2004-B, Class A2, 0.49%, 6/15/21 (b)		3,271	3,253,847
Series 2004-B, Class A3, 0.62%, 3/15/24 (b)		2,200	2,109,554
Series 2005-B, Class A2, 0.47%, 3/15/23 (b)		4,013	3,993,004
Series 2006-A, Class A4, 0.48%, 12/15/23 (b)		6,983	6,908,942
Series 2006-C, Class A4, 0.46%, 3/15/23 (b)		571	563,020
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.69%, 1/15/43 (a)(b)		3,115	3,307,653

Asset-Backed Securities	Par (000)		Value
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	USD	1,280	$1,344,211
Series 2011-B, Class A3, 2.44%, 6/16/42 (a)(b)		1,912	2,020,995
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		2,075	2,221,918
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,030	4,327,881
Series 2012-A, Class A1, 1.59%, 8/15/25 (a)(b)		4,465	4,502,245
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)		2,329	2,335,679
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,474,398
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)		1,925	1,929,212
Series 2012-E, Class A2B, 1.94%, 6/15/45 (a)(b)		1,000	1,027,204
Series 2013-A, Class A1, 0.79%, 8/15/22 (a)(b)		2,808	2,810,398
Series 2013-A, Class A2B, 1.24%, 5/17/27 (a)(b)		10,060	10,133,961
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	420,919
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		15,560	15,434,773
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	573,208
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		5,250	5,406,487
Series 2014-A, Class A1, 0.79%, 7/15/22 (a)(b)		1,794	1,797,008
SMB Private Education Loan Trust, Series 2014-A, Class A1, 0.69%, 9/15/21 (a)(b)		3,310	3,307,211
SoFi Professional Loan Program LLC:
Series 2015-B, Class A1, 1.31%, 4/25/35 (a)(b)		1,160	1,160,000
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		2,230	2,229,554
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.65%, 1/21/26 (a)(b)		1,505	1,498,460
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		4,355	4,406,663
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		1,445	1,460,279
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		742	730,121
SWAY Residential Trust, Series 2014-1, Class A, 1.49%, 1/17/20 (a)(b)		4,188	4,188,240
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.82%, 1/20/27 (a)(b)		1,230	1,229,405
Series 2014-3A, Class B1, 2.63%, 1/20/27 (a)(b)		250	250,296
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)		530	525,627
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.85%, 1/15/26 (a)(b)		1,190	1,192,822
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)		12,420	12,420,000
Series 2012-1A, Class A2, 2.67%, 7/17/24 (a)(b)		2,840	2,848,435

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.22%, 10/15/22 (a)(b)	USD	1,120	$1,120,179
Series 2013-3A, Class A1, 1.73%, 1/18/26 (a)(b)		2,175	2,169,837
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.86%, 10/17/26 (a)(b)		4,160	4,165,824
Total Asset-Backed Securities — 9.8%			292,976,294

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.2%
The Boeing Co., 2.55%, 10/30/21		630	630,296
Lockheed Martin Corp.:
2.90%, 3/01/25		415	398,648
3.60%, 3/01/35		820	758,370
4.07%, 12/15/42		821	775,756
Northrop Grumman Corp., 3.85%, 4/15/45		1,778	1,564,420
Raytheon Co., 3.15%, 12/15/24		443	439,365
United Technologies Corp., 4.15%, 5/15/45		956	912,850

			5,479,705
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		1,826	1,892,992
3.90%, 2/01/35		164	151,615
4.10%, 2/01/45		968	869,490

			2,914,097
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		3,594	3,549,075
Southwest Airlines Co., 2.75%, 11/06/19		790	801,535

			4,350,610
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25		1,159	1,140,444
Automobiles — 0.3%
Daimler Finance North America LLC:
2.25%, 3/02/20 (a)		5,670	5,601,370
2.45%, 5/18/20 (a)		2,660	2,642,819

			8,244,189
Banks — 4.7%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		3,965	3,951,535
Bank of America Corp.:
2.60%, 1/15/19		2,877	2,908,331
2.25%, 4/21/20		6,623	6,502,461
3.30%, 1/11/23		2,966	2,921,027
4.00%, 4/01/24		1,526	1,552,819
4.00%, 1/22/25		2,728	2,657,874
3.95%, 4/21/25		3,763	3,624,484
4.88%, 4/01/44		345	350,425
The Bank of Nova Scotia:
1.30%, 7/21/17		8,340	8,341,710
2.80%, 7/21/21		3,861	3,883,730
Barclays PLC:
2.75%, 11/08/19		2,455	2,437,314
2.88%, 6/08/20		2,646	2,627,256
3.65%, 3/16/25		1,524	1,441,396
BB&T Corp., 2.45%, 1/15/20		1,685	1,688,774
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,401,046
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,557,821

Corporate Bonds	Par (000)		Value
Banks (concluded)
2.50%, 9/26/18	USD	2,919	$2,951,874
2.50%, 7/29/19		5,149	5,156,554
2.40%, 2/18/20		4,585	4,528,229
3.50%, 5/15/23		1,779	1,736,889
3.88%, 3/26/25		1,890	1,810,440
Commonwealth Bank of Australia, 2.30%, 3/12/20		3,520	3,516,600
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,451,360
HSBC USA, Inc., 2.35%, 3/05/20		7,689	7,626,127
JPMorgan Chase & Co.:
1.35%, 2/15/17		3,969	3,972,465
2.35%, 1/28/19		4,348	4,364,753
2.20%, 10/22/19		1,664	1,649,339
2.25%, 1/23/20		5,240	5,149,264
2.75%, 6/23/20		5,155	5,147,979
3.88%, 9/10/24		3,755	3,694,567
KeyBank N.A., 2.25%, 3/16/20		1,228	1,217,579
Macquarie Bank Ltd., 1.60%, 10/27/17 (a)		2,828	2,826,719
Royal Bank of Canada, 2.15%, 3/06/20		3,855	3,848,732
Societe Generale SA, 4.25%, 4/14/25 (a)		656	616,811
Standard Chartered PLC, 2.25%, 4/17/20 (a)		2,734	2,685,362
Swedbank AB, 2.20%, 3/04/20 (a)		5,372	5,336,126
U.S. Bancorp, 2.95%, 7/15/22		2,700	2,657,575
Wells Fargo & Co.:
1.50%, 7/01/15		1,922	1,922,000
3.30%, 9/09/24		1,195	1,176,669
3.00%, 2/19/25		1,851	1,772,775
3.90%, 5/01/45		2,735	2,461,371

			141,126,162
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		633	558,878
Molson Coors Brewing Co., 5.00%, 5/01/42		446	434,186

			993,064
Biotechnology — 0.4%
Amgen, Inc.:
2.13%, 5/01/20		1,820	1,782,131
3.13%, 5/01/25		1,906	1,803,345
5.65%, 6/15/42		1,525	1,695,066
4.40%, 5/01/45		946	871,728
Baxalta, Inc., 4.00%, 6/23/25 (a)		1,556	1,544,428
Celgene Corp.:
2.25%, 5/15/19		1,533	1,535,989
3.25%, 8/15/22		1,551	1,533,826
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	437,563
4.50%, 2/01/45		946	942,354

			12,146,430
Capital Markets — 1.7%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19		2,546	2,553,452
3.00%, 2/24/25		2,271	2,200,224
Credit Suisse, 3.00%, 10/29/21		1,540	1,527,991
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20 (a)		2,789	2,754,006
4.88%, 5/15/45 (a)		2,157	2,075,407
Deutsche Bank AG, 1.88%, 2/13/18		1,651	1,645,948
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		2,175	2,210,233
2.63%, 1/31/19		4,578	4,634,657
2.55%, 10/23/19		6,323	6,337,821

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
2.60%, 4/23/20	USD	2,065	$2,054,652
3.50%, 1/23/25		1,137	1,102,656
3.75%, 5/22/25		5,793	5,716,776
4.80%, 7/08/44		653	644,597
Jefferies Group LLC, 6.50%, 1/20/43		456	445,516
Morgan Stanley:
2.80%, 6/16/20		6,964	6,971,403
3.75%, 2/25/23		1,799	1,819,041
3.70%, 10/23/24		2,571	2,560,590
4.30%, 1/27/45		3,214	3,003,152

			50,258,122
Chemicals — 0.3%
Agrium, Inc.:
3.15%, 10/01/22		1,093	1,059,738
4.13%, 3/15/35		828	740,377
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 2.45%, 5/01/20 (a)		1,944	1,931,578
The Dow Chemical Co.:
4.38%, 11/15/42		491	447,303
4.63%, 10/01/44		733	684,192
Eastman Chemical Co., 4.80%, 9/01/42		901	864,204
Ecolab, Inc., 2.25%, 1/12/20		1,121	1,109,731
LYB International Finance BV, 4.00%, 7/15/23		1,880	1,923,894
Monsanto Co., 3.60%, 7/15/42		1,288	1,022,544
The Sherwin-Williams Co., 4.00%, 12/15/42		398	369,272

			10,152,833
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 3.20%, 3/15/25		1,893	1,820,699
Waste Management, Inc.:
3.13%, 3/01/25		855	829,484
3.90%, 3/01/35		947	868,309

			3,518,492
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.13%, 3/01/19		686	690,770
Harris Corp., 2.70%, 4/27/20		522	515,332
Juniper Networks, Inc., 3.30%, 6/15/20		1,064	1,071,539
QUALCOMM, Inc., 4.65%, 5/20/35		2,150	2,081,204

			4,358,845
Consumer Finance — 1.4%
American Express Credit Corp.:
1.13%, 6/05/17		4,908	4,889,521
2.25%, 8/15/19		2,894	2,898,873
2.38%, 5/26/20		4,113	4,083,497
Capital One N.A., 2.95%, 7/23/21		4,440	4,376,526
Discover Bank:
7.00%, 4/15/20		427	496,960
3.10%, 6/04/20		2,853	2,850,161
Discover Financial Services:
3.85%, 11/21/22		2,547	2,528,906
3.75%, 3/04/25		1,091	1,041,718
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		8,843	8,797,087
2.15%, 1/09/18		1,938	1,945,979
4.25%, 9/20/22		1,752	1,824,598
General Motors Financial Co., Inc.:
3.45%, 4/10/22		1,524	1,493,293
4.00%, 1/15/25		2,580	2,531,573
Synchrony Financial, 2.70%, 2/03/20		742	732,959
Toyota Motor Credit Corp., 2.75%, 5/17/21		2,314	2,347,664

			42,839,315
Diversified Financial Services — 0.6%
BP Capital Markets PLC, 2.24%, 5/10/19		2,933	2,955,138

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
3.15%, 9/07/22	USD	2,153	$2,161,679
3.10%, 1/09/23		3,418	3,408,580
Moody’s Corp., 4.50%, 9/01/22		1,260	1,342,123
Shell International Finance BV:
2.13%, 5/11/20		3,827	3,818,783
4.13%, 5/11/35		3,400	3,328,325
3.63%, 8/21/42		821	718,010
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		943	905,631

			18,638,269
Diversified Telecommunication Services — 1.2%
AT&T Inc.:
2.38%, 11/27/18		1,237	1,247,827
2.30%, 3/11/19		3,096	3,098,495
2.45%, 6/30/20		4,202	4,119,090
3.88%, 8/15/21		1,796	1,852,497
3.00%, 6/30/22		4,814	4,648,225
3.40%, 5/15/25		1,291	1,231,237
4.30%, 12/15/42		1,745	1,495,547
4.75%, 5/15/46		769	699,770
Orange SA, 5.50%, 2/06/44		910	963,499
Verizon Communications, Inc.:
2.63%, 2/21/20		4,203	4,193,552
3.45%, 3/15/21		2,491	2,539,144
5.05%, 3/15/34		889	894,981
4.40%, 11/01/34		4,187	3,876,153
3.85%, 11/01/42		3,807	3,141,894
4.86%, 8/21/46		2,083	1,949,513

			35,951,424
Electric Utilities — 1.1%
Alabama Power Co., 2.80%, 4/01/25		351	336,439
Commonwealth Edison Co., 4.70%, 1/15/44		1,256	1,321,878
Duke Energy Carolinas LLC:
4.25%, 12/15/41		2,567	2,525,492
3.75%, 6/01/45		851	776,061
Duke Energy Corp., 3.75%, 4/15/24		601	612,366
Duke Energy Florida, Inc.:
5.90%, 3/01/33		645	747,833
3.85%, 11/15/42		851	786,697
Entergy Arkansas, Inc., 3.70%, 6/01/24		3,444	3,594,920
Exelon Corp., 2.85%, 6/15/20		684	687,969
Florida Power & Light Co.:
5.69%, 3/01/40		351	419,608
3.80%, 12/15/42		794	740,890
Georgia Power Co., 3.00%, 4/15/16		3,884	3,952,510
PacifiCorp.:
3.60%, 4/01/24		4,499	4,644,813
3.35%, 7/01/25		2,725	2,726,902
Progress Energy, Inc., 4.88%, 12/01/19		372	406,228
Public Service Co. of Colorado, 2.50%, 3/15/23		1,723	1,654,817
Puget Sound Energy, Inc., 4.30%, 5/20/45		1,788	1,777,989
Southern California Edison Co., 1.25%, 11/01/17		808	807,264
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		2,784	2,765,464

			31,286,140
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		1,344	1,303,415
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		309	275,370
Transocean, Inc., 6.80%, 3/15/38		345	257,888

			533,258

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43	USD	651	$709,385
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		1,030	994,509
4.00%, 4/11/43		786	749,987

			2,453,881
Food Products — 0.0%
Kraft Foods Group, Inc., 6.88%, 1/26/39		511	626,186
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories:
2.55%, 3/15/22		2,600	2,540,195
2.95%, 3/15/25		1,792	1,722,750
Baxter International, Inc., 2.40%, 8/15/22		1,238	1,173,071
Becton Dickinson and Co.:
1.45%, 5/15/17		1,312	1,311,040
1.80%, 12/15/17		641	641,078
2.68%, 12/15/19		2,017	2,018,525
3.13%, 11/08/21		957	948,728
4.69%, 12/15/44		279	269,972
Boston Scientific Corp.:
2.65%, 10/01/18		1,498	1,519,579
2.85%, 5/15/20		1,680	1,668,148
3.85%, 5/15/25		1,887	1,830,864
Medtronic, Inc.:
2.50%, 3/15/20 (a)		1,299	1,301,169
3.13%, 3/15/22		1,240	1,256,533
3.63%, 3/15/24		1,516	1,554,120
4.63%, 3/15/44		1,830	1,844,763
4.63%, 3/15/45 (a)		1,082	1,095,362
Zimmer Holdings, Inc.:
3.55%, 4/01/25		621	600,002
4.25%, 8/15/35		1,477	1,365,135

			24,661,034
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 5/15/42		1,119	1,040,893
4.13%, 11/07/42		548	485,602
AmerisourceBergen Corp.:
1.15%, 5/15/17		3,356	3,350,271
3.25%, 3/01/25		454	436,758
4.25%, 3/01/45		454	412,137
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,385,607
2.30%, 7/15/18		5,608	5,641,362
3.30%, 1/15/23		2,602	2,500,772
4.65%, 8/15/44		769	703,362
Cigna Corp., 3.25%, 4/15/25		2,837	2,721,307
Express Scripts Holding Co.:
1.25%, 6/02/17		1,368	1,361,591
3.90%, 2/15/22		921	945,746
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,121,243
UnitedHealth Group, Inc.:
2.88%, 12/15/21		1,422	1,421,845
3.95%, 10/15/42		1,734	1,568,904

			29,097,400
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp., 4.60%, 5/26/45		444	433,170
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		2,926	2,957,288
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		2,902	2,895,314

Corporate Bonds		Par (000)	Value
Household Products (concluded)
2.65%, 3/01/25	USD	601	$580,944

			3,476,258
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,754,250
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		2,058	2,001,668
General Electric Co., 4.50%, 3/11/44		2,186	2,220,080

			4,221,748
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		860	869,082
The Allstate Corp., 3.15%, 6/15/23		867	868,111
American International Group, Inc.:
3.38%, 8/15/20		1,705	1,764,791
3.88%, 1/15/35		869	784,909
4.50%, 7/16/44		1,112	1,057,784
4.38%, 1/15/55		851	757,931
Aon PLC, 4.75%, 5/15/45		334	321,939
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		789	763,631
Lincoln National Corp., 3.35%, 3/09/25		496	481,127
Loews Corp., 2.63%, 5/15/23		867	829,000
Manulife Financial Corp., 3.40%, 9/17/15		3,966	3,986,306
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		2,955	2,985,085
MetLife, Inc., 4.05%, 3/01/45		2,079	1,909,543
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		11,166	11,191,235
2.30%, 4/10/19 (a)		4,528	4,556,169
Prudential Financial, Inc.:
4.75%, 9/17/15		3,752	3,781,029
4.50%, 11/15/20		4,970	5,436,519
4.60%, 5/15/44		2,310	2,233,414
The Travelers Cos., Inc., 4.60%, 8/01/43		1,348	1,394,846
XLIT Ltd., 2.30%, 12/15/18		1,417	1,426,545

			47,398,996
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		2,032	2,044,728
IT Services — 0.1%
MasterCard, Inc., 3.38%, 4/01/24		1,755	1,791,434
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		1,266	1,251,038
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		1,790	1,752,147
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		1,180	1,174,852
John Deere Capital Corp., 3.35%, 6/12/24		2,019	2,057,862

			4,984,861
Media — 1.4%
21st Century Fox America, Inc.:
3.70%, 9/15/24		855	861,384
7.63%, 11/30/28		667	863,087
4.75%, 9/15/44		598	584,708
CBS Corp., 2.30%, 8/15/19		1,622	1,603,032
Comcast Corp.:
3.38%, 8/15/25		1,546	1,525,604
4.40%, 8/15/35		2,336	2,319,583
4.75%, 3/01/44		932	946,114
4.60%, 8/15/45		769	762,399
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		3,717	3,959,891

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
6.38%, 3/01/41	USD	780	$839,042
5.15%, 3/15/42		944	888,117
Discovery Communications LLC, 3.45%, 3/15/25		1,007	944,912
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		1,061	1,085,267
3.75%, 2/15/23		806	797,482
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,244,619
Omnicom Group, Inc., 3.65%, 11/01/24		573	562,688
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		2,129	2,133,543
TCI Communications, Inc., 7.88%, 2/15/26		2,465	3,324,459
Time Warner Cable, Inc.:
5.00%, 2/01/20		1,291	1,393,780
4.13%, 2/15/21		2,660	2,746,304
4.00%, 9/01/21		372	381,909
5.50%, 9/01/41		1,806	1,684,397
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,560,453
3.60%, 7/15/25		1,771	1,722,618
4.65%, 6/01/44		1,461	1,388,898
Viacom, Inc.:
2.75%, 12/15/19		1,292	1,291,897
4.50%, 3/01/21		1,345	1,422,850

			40,839,037
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		1,965	1,929,581
5.40%, 11/14/34		959	827,278
Newmont Mining Corp., 3.50%, 3/15/22		1,454	1,387,612
Nucor Corp., 5.20%, 8/01/43		693	709,040

			4,853,511
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		1,030	988,252
Target Corp.:
3.50%, 7/01/24		589	601,248
4.00%, 7/01/42		904	854,250

			2,443,750
Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		1,015	1,010,556
3.50%, 2/01/25		966	961,966
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		845	869,149
CMS Energy Corp., 3.88%, 3/01/24		2,774	2,820,520
Consumers Energy Co., 3.95%, 5/15/43		819	781,205
Dominion Resources, Inc.:
1.95%, 8/15/16		2,790	2,811,578
2.50%, 12/01/19		2,350	2,357,024
DTE Electric Co., 3.95%, 6/15/42		851	808,500
DTE Energy Co.:
2.40%, 12/01/19		719	718,941
3.50%, 6/01/24		2,577	2,580,554
NiSource Finance Corp., 3.85%, 2/15/23		1,395	1,435,435
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,066	1,098,994
4.30%, 3/15/45		769	738,611
PG&E Corp., 2.40%, 3/01/19		1,383	1,384,795
Sempra Energy, 2.88%, 10/01/22		766	742,698

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
Virginia Electric & Power Co.:
3.45%, 2/15/24	USD	611	$618,923
4.45%, 2/15/44		794	797,345
4.20%, 5/15/45		1,409	1,361,573

			23,898,367
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		892	1,167,449
4.50%, 7/15/44		893	820,712
Chevron Corp.:
2.19%, 11/15/19		639	642,546
1.96%, 3/03/20		3,253	3,226,329
Continental Resources, Inc.:
3.80%, 6/01/24		938	856,205
4.90%, 6/01/44		1,039	875,053
Devon Energy Corp., 5.60%, 7/15/41		936	979,949
Energy Transfer Partners LP:
4.15%, 10/01/20		1,028	1,056,537
4.65%, 6/01/21		3,122	3,204,246
4.90%, 3/15/35		995	897,797
6.63%, 10/15/36		688	725,278
5.15%, 2/01/43		858	764,089
Enterprise Products Operating LLC:
3.90%, 2/15/24		1,016	1,020,219
3.70%, 2/15/26		836	809,468
4.45%, 2/15/43		2,448	2,212,424
EOG Resources, Inc.:
2.45%, 4/01/20		4,202	4,231,174
3.90%, 4/01/35		1,722	1,630,128
Exxon Mobil Corp., 1.82%, 3/15/19		3,177	3,181,117
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		9,384	9,252,643
3.95%, 9/01/22		810	792,106
5.63%, 9/01/41		350	328,229
4.70%, 11/01/42		1,401	1,170,259
Kinder Morgan, Inc., 3.05%, 12/01/19		3,433	3,429,200
Marathon Petroleum Corp., 4.75%, 9/15/44		749	683,609
Noble Energy, Inc., 4.15%, 12/15/21		1,697	1,767,879
Occidental Petroleum Corp., 3.13%, 2/15/22		1,453	1,456,634
Phillips 66, 4.88%, 11/15/44		771	736,408
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		3,671	3,655,431
2.85%, 1/31/23		3,254	3,054,061
5.15%, 6/01/42		688	665,279
4.90%, 2/15/45		896	844,768
Spectra Energy Partners LP, 3.50%, 3/15/25		1,827	1,749,658
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,752	1,658,030
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	763,010
2.50%, 8/01/22		1,020	967,579
4.63%, 3/01/34		1,868	1,852,128
Valero Energy Corp., 3.65%, 3/15/25		3,052	2,967,585
Western Gas Partners LP, 4.00%, 7/01/22		1,435	1,439,974
Williams Partners LP:
4.00%, 11/15/21		3,180	3,209,774
4.50%, 11/15/23		562	564,596
4.90%, 1/15/45		1,053	903,516

			72,213,076

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24	USD	1,016	$1,001,378
4.80%, 6/15/44		618	573,074

			1,574,452
Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,530,768
2.90%, 11/06/22		1,994	1,930,790
4.50%, 5/14/35		2,318	2,267,706
4.40%, 11/06/42		1,639	1,550,794
Actavis Funding SCS:
2.35%, 3/12/18		10,542	10,597,651
3.00%, 3/12/20		10,182	10,205,093
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,006	2,076,573
Eli Lilly & Co.:
2.75%, 6/01/25		311	300,445
3.70%, 3/01/45		698	633,228
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		1,297	1,285,640
Merck & Co., Inc., 3.70%, 2/10/45		2,241	2,002,038
Mylan, Inc., 3.13%, 1/15/23 (a)		1,814	1,730,893
Novartis Capital Corp., 4.40%, 4/24/20		1,861	2,053,930
Pfizer, Inc.:
4.30%, 6/15/43		960	938,069
4.40%, 5/15/44		701	691,552
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		1,450	1,461,951
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		724	737,895
Zoetis, Inc., 3.25%, 2/01/23		873	845,768

			43,840,784
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 9/15/21		1,247	1,240,988
3.50%, 1/31/23		318	305,458
5.00%, 2/15/24		302	319,257
ERP Operating LP, 3.38%, 6/01/25		842	824,476
HCP, Inc., 4.00%, 6/01/25		1,820	1,781,785
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)		757	726,138
Simon Property Group LP:
3.38%, 10/01/24		1,279	1,270,775
4.25%, 10/01/44		913	867,007
Ventas Realty LP, 3.75%, 5/01/24		1,779	1,753,105

			9,088,989
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		1,602	1,565,119
4.15%, 4/01/45		559	515,569
CSX Corp., 4.10%, 3/15/44		815	746,340
Norfolk Southern Corp., 4.45%, 6/15/45		885	849,119
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		1,963	1,902,820
Ryder System, Inc., 2.45%, 9/03/19		2,362	2,357,165
Union Pacific Corp.:
3.38%, 2/01/35		493	438,270
3.88%, 2/01/55		1,934	1,700,727
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,662	1,655,619

			11,730,748
Software — 0.4%
Adobe Systems, Inc., 3.25%, 2/01/25		963	929,725
Microsoft Corp.:
3.50%, 2/12/35		2,108	1,927,125

Corporate Bonds		Par (000)	Value
Software (concluded)
3.75%, 2/12/45	USD	1,111	$1,001,723
Oracle Corp.:
2.80%, 7/08/21		4,654	4,710,681
4.30%, 7/08/34		1,605	1,582,760
4.38%, 5/15/55		2,723	2,530,203

			12,682,217
Specialty Retail — 0.1%
The Home Depot, Inc.:
5.40%, 9/15/40		511	582,084
4.40%, 3/15/45		372	371,464
Lowe’s Cos., Inc., 4.25%, 9/15/44		730	705,835
QVC, Inc.:
3.13%, 4/01/19		793	787,669
5.13%, 7/02/22		1,339	1,378,871

			3,825,923
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19		4,127	4,168,542
2.00%, 5/06/20		9,249	9,195,393
3.45%, 2/09/45		745	631,405
Hewlett-Packard Co., 3.75%, 12/01/20		3,483	3,589,252

			17,584,592
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		1,249	1,244,145
2.85%, 8/09/22		870	836,254
4.25%, 8/09/42		529	469,488
Philip Morris International, Inc.:
1.13%, 8/21/17		2,480	2,475,598
4.13%, 3/04/43		852	786,050
4.88%, 11/15/43		1,319	1,364,695
Reynolds American, Inc.:
2.30%, 6/12/18		997	1,004,454
3.25%, 6/12/20		786	796,141
3.25%, 11/01/22		1,337	1,287,740
4.45%, 6/12/25		1,235	1,258,244
4.75%, 11/01/42		852	772,919
RJ Reynolds Tobacco Co., 3.75%, 5/20/23		422	410,154

			12,705,882
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.75%, 2/01/22		1,700	1,698,980
GATX Corp., 2.60%, 3/30/20		1,182	1,166,297

			2,865,277
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		6,670	6,754,175
Vodafone Group PLC, 2.50%, 9/26/22		1,095	1,004,393

			7,758,568
Total Corporate Bonds — 26.0%			776,292,259

Foreign Agency Obligations		Par (000)	Value
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		5,305	5,435,296
Total Foreign Agency Obligations — 0.2%			5,435,296

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Brazil — 0.3%
Federative Republic of Brazil:
4.25%, 1/07/25	USD	9,671	$9,337,351
5.63%, 1/07/41		673	642,715

			9,980,066
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		5,500	5,472,500
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	11,535	13,946,007
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25 (a)	USD	778	757,616
Republic of Indonesia:
5.38%, 10/17/23 (a)		3,680	3,960,600
6.63%, 2/17/37 (a)		511	577,430

			5,295,646
Mexico — 0.9%
United Mexican States:
4.75%, 6/14/18	MXN	69,100	4,414,245
8.50%, 12/13/18		16,500	1,170,649
5.00%, 12/11/19		16,500	1,041,112
4.00%, 10/02/23	USD	14,346	14,740,515
8.00%, 12/07/23	MXN	54,000	3,882,362
6.05%, 1/11/40	USD	64	72,640
4.75%, 3/08/44		758	720,100
5.55%, 1/21/45		214	227,643

			26,269,266
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		3,050	3,980,250
Russia — 0.0%
Russian Federation:
7.60%, 7/20/22	RUB	12,470	190,264
7.00%, 8/16/23		66,235	953,587

			1,143,851
Slovenia — 0.1%
Republic of Slovenia:
4.13%, 2/18/19 (a)	USD	602	626,080
5.50%, 10/26/22 (a)		776	860,545
5.25%, 2/18/24 (a)		399	434,910
4.63%, 9/09/24	EUR	595	785,712

			2,707,247
Turkey — 0.4%
Republic of Turkey, 5.75%, 3/22/24	USD	9,805	10,613,913
Total Foreign Government Obligations — 2.7%			79,408,746

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.58%, 10/25/34 (b)		225	223,346
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.72%, 2/25/35 (b)		730	690,146
Credit Suisse Mortgage Capital Certificates: Series 2011-4R, Class 5A1, 2.70%, 5/27/36 (a)(b)		6,143	6,151,276

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2011-4R, Class 6A1, 2.41%, 5/27/36 (a)(b)	USD	761	$758,213
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.46%, 10/25/35 (b)		5,522	4,883,594
Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		1,043	902,286
MortgageIT Trust, Series 2004-1, Class A1, 0.97%, 11/25/34 (b)		1,580	1,510,199
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.41%, 2/25/46 (b)		3,484	1,624,932
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.53%, 11/25/34 (b)		4,277	4,294,842

			21,038,834
Commercial Mortgage-Backed Securities — 4.8%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	536,136
Series 2007-3, Class A1A, 5.75%, 6/10/49 (b)		5,040	5,380,489
Series 2007-3, Class A4, 5.75%, 6/10/49 (b)		1,565	1,653,604
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.59%, 12/15/31 (a)(b)		1,720	1,722,214
Barclays Commercial Mortgage Trust, Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		1,120	1,113,728
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,424,632
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		3,587	3,765,649
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		880	942,417
Series 2007-PW17, Class A1A, 5.88%, 6/11/50 (b)		3,528	3,787,741
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.51%, 11/15/19 (a)(b)		730	731,816
Series 2014-CARE, Class D, 3.44%, 11/15/19 (a)(b)		1,515	1,520,993
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.59%, 12/15/27 (a)(b)		2,798	2,798,990
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.94%, 6/15/33 (a)(b)		2,483	2,469,569
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		540	586,503
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		2,697	2,882,003
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.24%, 12/10/49 (b)		3,418	3,620,589
Commercial Mortgage Pass-Through Certificates:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		1,910	2,048,761

8	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)	USD	2,050	$2,145,624
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,424,902
Series 2013-FL3, Class A, 1.70%, 10/13/28 (a)(b)		4,104	4,102,880
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		2,895	2,934,358
Series 2013-LC13, Class D, 5.22%, 8/10/46 (a)(b)		500	486,518
Series 2014-277P, Class A, 3.73%, 8/10/49 (a)(b)		376	383,135
Series 2014-CR20, Class A4, 3.59%, 11/10/47		238	242,873
Series 2014-FL4, Class D, 2.64%, 7/13/31 (a)(b)		490	487,756
Series 2014-FL5, Class D, 4.00%, 10/15/31 (a)(b)		1,945	1,800,290
Series 2015-3BP, Class A, 3.18%, 2/10/35 (a)		550	539,826
Series 2015-CR22, Class A5, 3.31%, 3/10/48		1,290	1,283,382
Series 2015-CR23, Class A4, 3.50%, 5/10/48		540	544,959
Series 2015-DC1, Class A5, 3.35%, 2/04/48		630	628,711
Series 2015-LC21, Class A4, 3.71%, 7/10/48		180	184,542
Core Industrial Trust:
Series 2015-CALW, Class A, 3.04%, 2/10/34 (a)		739	741,776
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		3,400	3,404,158
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.17%, 2/15/41 (b)		2,707	2,723,050
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		430	429,358
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 6.15%, 9/15/39 (a)(b)		6,149	6,499,414
Series 2015-DEAL, Class D, 3.29%, 4/15/29 (a)(b)		790	786,250
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57		270	274,528
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		2,750	2,880,449
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		2,489	2,500,596
Extended Stay America Trust:
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,449,154
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,496,194
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.48%, 12/15/16 (a)(b)		1,419	1,418,786
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.27%, 11/10/46		600	647,357
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/47		900	932,705
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		4,748	5,154,502

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)	USD	7,118	$7,651,961
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,846	1,924,842
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	760,983
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	667,548
Series 2014-FL6, Class A, 1.59%, 11/15/31 (a)(b)		2,305	2,303,735
Series 2015-CSMO, Class A, 1.44%, 1/15/32 (a)(b)		960	956,627
Series 2015-CSMO, Class D, 3.49%, 1/15/32 (a)(b)		590	591,251
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class AJ, 5.14%, 7/12/38 (b)		225	225,010
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		3,765	3,793,256
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		2,126	2,220,357
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		700	725,547
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.36%, 2/12/44 (b)		492	482,444
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)		597	596,154
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,479,877
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		1,406	1,496,789
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		6,400	6,807,034
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		5,012	5,332,968
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(c)		1,655	1,563,929
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		1,501	1,497,648
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		4,694	4,835,067
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		1,580	1,433,850
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class A5, 3.45%, 2/15/48		610	613,971
Series 2015-C27, Class C, 3.89%, 2/15/48		655	609,544
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		1,252	1,251,995
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class C, 4.34%, 3/15/47 (b)		150	149,389

			144,485,643
Interest Only Commercial Mortgage-Backed Securities — 0.7%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		65,905	3,387,912
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.90%, 1/12/30 (a)(b)		83,701	1,453,881
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.66%, 3/10/46 (b)		28,497	1,695,363

BLACKROCK FUNDS II	JUNE 30, 2015	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-LC6, Class XA, 1.90%, 1/10/46 (b)	USD	38,124	$2,989,661
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		40,878	343,784
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		13,780	936,682
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		5,920	267,406
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		35,176	998,229
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		3,446	259,970
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, 0.73%, 4/15/46 (b)		4,040	156,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		8,788	623,045
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.80%, 5/25/36 (a)(b)		1,816	20,935
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		5,980	425,298
Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (b)		3,685	295,548
WF-RBS Commercial Mortgage Trust:
Series 2013-C12, Class XA, 1.62%, 3/15/48 (a)(b)		50,827	3,795,335
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		17,593	1,155,218
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		16,591	1,316,588

			20,121,102
Total Non-Agency Mortgage-Backed Securities — 6.2%			185,645,579

Preferred Securities
Capital Trusts		Par (000)	Value
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (d)		3,519	3,529,821
Banks — 0.1%
JPMorgan Chase & Co., 5.30% (b)(e)		1,700	1,687,420
Capital Markets — 0.0%
State Street Capital Trust IV, 1.29%, 6/01/77 (b)		739	644,777
Insurance — 0.1%
MetLife, Inc., 5.25% (b)(e)		730	723,613
Total Capital Trusts — 0.3%			6,585,631

Preferred Stocks		Shares	Value
Media — 0.1%
NBCUniversal Enterprise, Inc. (a)(e)		3,190,000	3,393,363

Preferred Securities		Shares	Value

Trust Preferreds
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		116,685	$3,029,143
Total Preferred Securities — 0.5%			13,008,137

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	USD	26	25,568

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		800	1,067,848
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	258,102
6.81%, 11/15/40		610	796,684
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	827,427
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,394,265
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,802,025
5.50%, 6/15/43		4,935	5,797,441
5.88%, 6/15/44		795	994,656
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	846,285
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,384,135
State of California GO:
7.55%, 4/01/39		920	1,330,256
7.60%, 11/01/40		2,770	4,104,337
State of Illinois GO, 5.10%, 6/01/33		3,525	3,271,729
University of California RB, 4.86%, 5/15/12		630	569,192
Total Taxable Municipal Bonds — 0.9%			27,444,382

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.9%
Fannie Mae, 6.63%, 11/15/30		1,500	2,119,823
Freddie Mac:
3.75%, 3/27/19		10,765	11,695,408
5.50%, 8/23/17		3,500	3,851,327
Resolution Funding Corp. Interest Strip:
0.00%, 7/15/18 (c)		4,575	4,398,460
0.00%, 10/15/18 (c)		4,575	4,361,201
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		39	39,902
Series 1996-20H, 7.25%, 8/01/16		44	44,755
Series 1996-20J, 7.20%, 10/01/16		30	30,967
Series 1996-20K, 6.95%, 11/01/16		90	92,672
Series 1997-20B, Class 1, 7.10%, 2/01/17		126	130,320

10	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (concluded)
Series 1997-20F, Class 1, 7.20%, 6/01/17	USD	31	$32,313
Series 1997-20G, Class 1, 6.85%, 7/01/17		253	261,250

			27,058,398
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		205	208,533
Series 2004-88, Class HA, 6.50%, 7/25/34		77	77,488
Series 2005-29, Class AT, 4.50%, 4/25/35		94	98,429
Series 2005-29, Class WB, 4.75%, 4/25/35		550	589,550
Series 2005-48, Class AR, 5.50%, 2/25/35		621	665,774
Series 2005-62, Class CQ, 4.75%, 7/25/35		537	570,248
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		1,026	1,136,091
Series 2996, Class MK, 5.50%, 6/15/35		25	28,257

			3,374,370
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		14,652	16,617,377
Series 2015-M3, Class A2, 2.72%, 10/25/24		2,016	1,990,409
Freddie Mac, Series K045, Class A2, 3.02%, 1/25/25		1,290	1,297,937

			19,905,723
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 4.09%, 2/25/18 (b)		44,575	3,454,674
Series 2013-M5, Class X2, 2.48%, 1/25/22 (b)		11,067	1,162,078
Freddie Mac, Series K038, Class X1, 1.35%, 3/25/24 (b)		23,687	1,947,694
Ginnie Mae, Series 2012-120, Class IO, 0.93%, 2/16/53 (b)		19,655	1,334,596

			7,899,042
Mortgage-Backed Securities — 43.6%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		3,434	3,570,621
2.30%, 12/01/34 (b)		704	748,274
2.50%, 7/01/30 (f)		25,996	26,310,913
3.00%, 4/01/29-7/01/45 (f)		155,193	156,443,292
3.16%, 12/01/40 (b)		1,848	1,955,877
3.36%, 6/01/41 (b)		3,874	4,097,195
3.50%, 8/01/27-7/01/45 (f)		123,800	129,245,788
3.51%, 9/01/41 (b)		2,917	3,086,007
4.00%, 1/01/25-7/01/45 (f)		222,976	236,542,915
4.50%, 2/01/25-7/01/45 (f)		67,747	73,319,618
5.00%, 11/01/32-7/01/45 (f)		72,356	80,067,934
5.50%, 10/01/16-7/01/45 (f)		25,013	28,169,888
6.00%, 5/01/16-6/01/41		22,541	25,702,007
6.50%, 5/01/40		5,548	6,371,912
7.00%, 12/01/15-6/01/32		24	26,184
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/30 (f)		15,800	15,982,687
3.00%, 7/01/30-8/01/43 (f)		52,090	52,366,920
3.50%, 7/01/30-7/01/45 (f)		52,125	53,839,839

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (concluded)
4.00%, 7/01/30-7/01/45 (f)	USD	68,677		$72,608,499
4.50%, 2/01/39-7/01/45 (f)		23,772		25,707,735
5.00%, 7/01/35-7/01/45 (f)		17,413		19,309,864
5.50%, 4/01/17-7/01/45 (f)		11,138		12,423,166
6.00%, 3/01/16-12/01/32		363		373,835
6.50%, 7/01/17		9		9,061
8.00%, 11/01/22		2		1,990
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45 (f)		43,700		44,112,398
3.50%, 2/15/42-7/15/45 (f)		110,296		114,770,285
4.00%, 9/20/40-7/15/45 (f)		38,260		40,669,965
4.50%, 5/20/41-2/15/42		40,394		44,006,766
5.00%, 12/15/38-7/15/45 (f)		17,423		19,367,984
5.50%, 3/15/32-7/15/45 (f)		7,712		8,614,814
6.00%, 12/15/36		195		221,355
7.50%, 11/15/29		—	(g)	465
9.00%, 7/15/18		—	(g)	365

				1,300,046,418
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (c)		12		11,421
Total U.S. Government Sponsored Agency Securities — 45.5%				1,358,295,372

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds, 3.00%, 5/15/45		151,847		148,810,060
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		88,865		87,164,014
U.S. Treasury Notes:
0.63%, 5/31/17-6/30/17 (h)		150,762		150,716,253
1.13%, 6/15/18		228,155		229,010,581
1.63%, 6/30/20		239,785		239,766,297
1.88%, 5/31/22		89,890		88,892,958
2.13%, 6/30/22-5/15/25		109,842		109,821,407
Total U.S. Treasury Obligations — 35.3%				1,054,181,570
Total Long-Term Investments (Cost — $3,796,478,045) — 127.1%				$3,792,713,203

Options Purchased				Value
(Cost — $1,378,596) — 0.0%				750,265
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $3,797,856,641*) — 127.1%				3,793,463,468

TBA Sale Commitments (f)		Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30		3,500		(3,542,399)
3.00%, 7/01/45		91,700		(91,357,913)
3.50%, 7/01/30-7/01/45		41,500		(43,741,082)
4.00%, 7/01/30-7/01/45		73,500		(77,766,067)
4.50%, 7/01/30-7/01/45		36,800		(39,548,692)
5.00%, 7/01/45		63,900		(70,558,544)
5.50%, 7/01/45		14,600		(16,391,813)
6.00%, 7/01/45		10,200		(11,584,720)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/45		7,700		(7,653,980)
4.00%, 7/01/45		22,400		(23,688,437)
5.00%, 7/01/45		1,700		(1,871,313)

BLACKROCK FUNDS II	JUNE 30, 2015	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (f)		Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/45	USD	50,002	$(51,902,252)
4.00%, 7/15/45		2,800	(2,967,289)
4.50%, 7/15/45		13,300	(14,419,139)
5.00%, 7/15/45		300	(327,059)
Total TBA Sale Commitments (Proceeds — $458,069,842) — (15.3)%			(457,320,699)

Options Written	Value
(Premiums Received — $ 1,637,351) — (0.0)%	$(1,116,707)
Total Investments Net of TBA Sale Commitments and Options Written — 111.8%	3,335,026,062
Liabilities in Excess of Other Assets — (11.8)%	(350,925,149)

Net Assets — 100.0%	$2,984,100,913

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,800,137,509

Gross unrealized appreciation	$40,794,880
Gross unrealized depreciation	(47,468,921)

Net unrealized depreciation	$(6,674,041)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(22,222,059)	$84,929
BNP Paribas Securities Corp.	$9,265,390	$(18,375)
Citigroup Global Markets, Inc.	$29,501,931	$158,178
Credit Suisse Securities (USA) LLC	$2,177,572	$(42,149)
Deutsche Bank Securities, Inc.	$56,812,169	$(44,697)
Goldman Sachs & Co.	$54,127,356	$359,319
J.P. Morgan Securities LLC	$10,153,143	$(77,388)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$16,562,759	$(127,744)
Morgan Stanley & Co. LLC	$16,736,457	$202,101
Nomura Securities International, Inc.	$(9,029,310)	$70,347
RBC Capital Markets, LLC	$(4,682,467)	$64,533
SG Americas Securities LLC	$864,875	$125
Wells Fargo Securities, LLC	$5,267,944	$(58,728)

(g)	Par is less than $500.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	889,705	(889,705)	—	$24,913

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.20%	6/30/15	7/01/15	$65,000,000	$65,000,361
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.49)%	6/30/15	7/01/15	242,957,608	242,957,608
Total				$307,957,608	$307,957,969

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
193	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	18,652,599	$116,292
123	Euro-BTP Italian Government Bonds Futures	Eurex	September 2015	USD	17,855,281	(322,136)
(108)	Euro-Bund	Eurex	September 2015	USD	18,301,411	(193,226)
542	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	81,757,313	(1,586,363)
(1,123)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	141,691,016	366,204
556	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	121,729,250	236,656
(1,122)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	133,807,266	(229,437)
(181)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	27,885,313	386,469
(1,221)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	303,616,912	(70,098)
(52)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	12,879,750	(7,951)
91	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	22,488,375	5,644
(587)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	144,739,525	(138,916)
84	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	20,673,450	6,528
118	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	28,988,175	6,609
15	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	3,679,125	563
Total						$(1,423,162)

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	275,338	USD	87,270	BNP Paribas S.A.	7/02/15	$1,222
BRL	603,666	USD	194,568	Citibank N.A.	7/02/15	(407)
BRL	606,123	USD	189,000	Citibank N.A.	7/02/15	5,805
BRL	612,077	USD	197,279	Citibank N.A.	7/02/15	(412)
BRL	902,912	USD	291,018	Citibank N.A.	7/02/15	(608)
BRL	494,645	USD	156,533	Deutsche Bank AG	7/02/15	2,443
BRL	485,316	USD	156,422	Goldman Sachs International	7/02/15	(327)
BRL	601,587	USD	189,000	Goldman Sachs International	7/02/15	4,347
BRL	602,701	USD	191,000	Goldman Sachs International	7/02/15	2,705
BRL	607,296	USD	192,000	Goldman Sachs International	7/02/15	3,182
BRL	741,851	USD	234,800	Goldman Sachs International	7/02/15	3,627
BRL	750,008	USD	236,000	Goldman Sachs International	7/02/15	5,049
BRL	849,150	USD	270,000	Goldman Sachs International	7/02/15	2,913
BRL	1,009,584	USD	325,399	Goldman Sachs International	7/02/15	(680)
BRL	2,474,401	USD	782,667	Goldman Sachs International	7/02/15	12,593
BRL	599,092	USD	193,094	Royal Bank of Scotland PLC	7/02/15	(404)
BRL	603,288	USD	189,000	UBS AG	7/02/15	4,894
BRL	645,219	USD	207,000	UBS AG	7/02/15	526
BRL	5,122,765	USD	1,651,120	UBS AG	7/02/15	(3,452)
CLP	244,191,998	USD	382,123	BNP Paribas S.A.	7/02/15	(140)
CLP	245,624,284	USD	384,364	BNP Paribas S.A.	7/02/15	(141)
CLP	194,025,570	USD	303,620	Credit Suisse International	7/02/15	(112)

BLACKROCK FUNDS II	JUNE 30, 2015	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	244,536,371	USD	382,662	Credit Suisse International	7/02/15	$(141)
CLP	335,921,023	USD	539,875	Credit Suisse International	7/02/15	(14,504)
CLP	48,685,156	USD	77,125	Deutsche Bank AG	7/02/15	(983)
CLP	726,330,320	USD	1,174,000	Deutsche Bank AG	7/02/15	(38,040)
CLP	193,496,000	USD	302,792	Goldman Sachs International	7/02/15	(111)
USD	88,744	BRL	275,338	BNP Paribas S.A.	7/02/15	186
USD	189,000	BRL	603,666	Citibank N.A.	7/02/15	(5,015)
USD	189,000	BRL	612,077	Citibank N.A.	7/02/15	(7,718)
USD	195,360	BRL	606,123	Citibank N.A.	7/02/15	408
USD	283,000	BRL	902,912	Citibank N.A.	7/02/15	(7,191)
USD	159,429	BRL	494,645	Deutsche Bank AG	7/02/15	333
USD	153,000	BRL	485,316	Goldman Sachs International	7/02/15	(2,978)
USD	193,898	BRL	601,587	Goldman Sachs International	7/02/15	405
USD	194,257	BRL	602,701	Goldman Sachs International	7/02/15	406
USD	195,738	BRL	607,296	Goldman Sachs International	7/02/15	409
USD	239,106	BRL	741,851	Goldman Sachs International	7/02/15	500
USD	241,735	BRL	750,008	Goldman Sachs International	7/02/15	505
USD	273,690	BRL	849,150	Goldman Sachs International	7/02/15	572
USD	324,000	BRL	1,009,584	Goldman Sachs International	7/02/15	(475)
USD	797,525	BRL	2,474,401	Goldman Sachs International	7/02/15	1,667
USD	189,000	BRL	599,092	Royal Bank of Scotland PLC	7/02/15	(3,545)
USD	194,446	BRL	603,288	UBS AG	7/02/15	407
USD	207,961	BRL	645,219	UBS AG	7/02/15	435
USD	1,597,270	BRL	5,122,765	UBS AG	7/02/15	(49,161)
USD	391,333	CLP	244,191,998	BNP Paribas S.A.	7/02/15	9,424
USD	313,000	CLP	194,025,570	Credit Suisse International	7/02/15	9,549
USD	391,333	CLP	244,536,371	Credit Suisse International	7/02/15	8,885
USD	391,333	CLP	245,624,284	Credit Suisse International	7/02/15	7,184
USD	525,665	CLP	335,921,023	Credit Suisse International	7/02/15	193
USD	76,185	CLP	48,685,156	Deutsche Bank AG	7/02/15	28
USD	1,136,596	CLP	726,330,320	Deutsche Bank AG	7/02/15	418
USD	304,000	CLP	193,496,000	Goldman Sachs International	7/02/15	1,320
USD	1,036,640	MXN	15,779,976	JPMorgan Chase Bank N.A.	7/02/15	32,817
MXN	7,497,498	USD	488,000	Citibank N.A.	7/06/15	(11,201)
USD	249,233	EUR	220,000	Standard Chartered Bank	7/06/15	3,946
COP	612,861,320	USD	236,000	Credit Suisse International	7/09/15	(991)
USD	236,000	COP	613,411,200	Credit Suisse International	7/09/15	781
USD	1,679,788	MXN	25,599,630	Goldman Sachs International	7/09/15	52,162
RUB	3,667,350	USD	71,824	Citibank N.A.	7/14/15	(5,747)
RUB	3,667,351	USD	71,782	Goldman Sachs International	7/14/15	(5,705)
RUB	7,343,013	USD	143,840	JPMorgan Chase Bank N.A.	7/14/15	(11,536)
USD	127,871	RUB	6,710,683	Citibank N.A.	7/14/15	6,961
USD	65,892	RUB	3,449,434	JPMorgan Chase Bank N.A.	7/14/15	3,741
USD	69,507	RUB	3,647,713	JPMorgan Chase Bank N.A.	7/14/15	3,784
USD	253,101	RUB	14,064,185	Morgan Stanley & Co. International PLC	7/14/15	(302)
USD	138,433	RUB	7,266,348	Morgan Stanley Capital Services LLC	7/14/15	7,511
USD	245,741	RUB	13,485,058	Morgan Stanley Capital Services LLC	7/14/15	2,772
USD	252,513	RUB	13,547,321	Morgan Stanley Capital Services LLC	7/14/15	8,422
USD	254,566	RUB	13,555,629	Morgan Stanley Capital Services LLC	7/14/15	10,325

14	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,103,567	MXN	16,814,711	Goldman Sachs International	7/16/15	$35,053
MXN	13,569,596	USD	863,000	Barclays Bank PLC	7/20/15	(962)
MXN	17,916,117	USD	1,169,345	Citibank N.A.	7/20/15	(31,185)
USD	132,134	EUR	118,299	Goldman Sachs International	7/20/15	248
USD	245,487	EUR	220,000	Goldman Sachs International	7/20/15	152
USD	263,183	EUR	232,060	Goldman Sachs International	7/20/15	4,400
USD	428,394	EUR	376,647	Royal Bank of Scotland PLC	7/20/15	8,373
USD	1,164,133	MXN	17,916,117	JPMorgan Chase Bank N.A.	7/20/15	25,973
EUR	100,000	USD	112,874	Goldman Sachs International	7/21/15	(1,453)
EUR	805,000	USD	913,252	Goldman Sachs International	7/21/15	(15,538)
EUR	1,094,000	USD	1,175,902	Royal Bank of Canada	7/21/15	44,097
EUR	120,000	USD	131,760	State Street Bank and Trust Co.	7/21/15	2,022
USD	13,875,999	EUR	12,396,000	Goldman Sachs International	7/21/15	52,312
USD	926,272	MXN	14,119,448	Barclays Bank PLC	7/21/15	29,372
USD	4,656,335	MXN	69,859,000	Barclays Bank PLC	7/21/15	218,727
USD	941,919	MXN	14,468,813	BNP Paribas S.A.	7/27/15	23,242
MYR	1,440,576	USD	384,000	Deutsche Bank AG	7/29/15	(3,125)
PLN	3,711,143	EUR	889,250	HSBC Bank PLC	7/29/15	(5,573)
USD	461,333	MYR	1,732,029	JPMorgan Chase Bank N.A.	7/29/15	3,401
USD	319,122	ZAR	3,887,831	Barclays Bank PLC	7/31/15	1,363
USD	1,501,064	MXN	23,554,699	HSBC Bank PLC	8/03/15	6,251
USD	207,000	BRL	652,547	UBS AG	8/04/15	(157)
MXN	29,202,769	USD	1,902,436	Barclays Bank PLC	8/10/15	(50,098)
USD	1,888,350	MXN	29,202,769	HSBC Bank PLC	8/10/15	36,012
USD	1,015,960	MXN	15,779,976	State Street Bank and Trust Co.	8/10/15	15,033
MXN	18,254,640	USD	1,188,631	Goldman Sachs International	8/17/15	(31,303)
USD	1,179,890	MXN	18,254,640	UBS AG	8/17/15	22,562
CNH	38,036,906	USD	6,096,000	Bank of America N.A.	9/09/15	(2,771)
CNH	38,050,513	USD	6,096,000	Citibank N.A.	9/09/15	(591)
CNH	38,037,394	USD	6,096,000	Deutsche Bank AG	9/09/15	(2,693)
CNH	38,041,881	USD	6,096,000	Goldman Sachs International	9/09/15	(1,974)
CNH	38,040,842	USD	6,096,000	UBS AG	9/09/15	(2,140)
USD	20,360,478	CNH	128,275,491	BNP Paribas S.A.	9/09/15	(224,413)
USD	10,119,522	CNH	63,764,727	Deutsche Bank AG	9/09/15	(113,064)
USD	55,611	RUB	3,222,935	Deutsche Bank AG	9/09/15	(1,307)
CHF	927,486	USD	1,005,000	BNP Paribas S.A.	9/16/15	(9,913)
CHF	1,539,443	USD	1,670,000	BNP Paribas S.A.	9/16/15	(18,355)
CHF	1,871,292	USD	2,030,000	BNP Paribas S.A.	9/16/15	(22,318)
CHF	2,853,764	USD	3,095,000	BNP Paribas S.A.	9/16/15	(33,239)
CHF	4,942,317	USD	5,355,000	Goldman Sachs International	9/16/15	(52,460)
CHF	617,850	USD	670,000	UBS AG	9/16/15	(7,118)
CHF	982,180	USD	1,065,000	UBS AG	9/16/15	(11,233)
EUR	3,181,488	USD	3,582,429	Goldman Sachs International	9/16/15	(31,564)
EUR	26,835,000	USD	30,199,166	Goldman Sachs International	9/16/15	(248,574)
JPY	1,394,655,700	USD	11,395,000	Goldman Sachs International	9/16/15	12,702
JPY	217,294,949	USD	1,762,000	TD Securities, Inc.	9/16/15	15,382
USD	4,851,798	CHF	4,523,399	Barclays Bank PLC	9/16/15	(1,291)
USD	6,692,135	CHF	6,239,880	Citibank N.A.	9/16/15	(2,542)
USD	3,346,067	CHF	3,118,879	Goldman Sachs International	9/16/15	(132)

BLACKROCK FUNDS II	JUNE 30, 2015	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

      As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,012,267	EUR	26,835,000	Bank of America N.A.	9/16/15	$61,674
USD	1,717,567	EUR	1,524,896	BNP Paribas S.A.	9/16/15	15,627
USD	878,301	EUR	779,776	Citibank N.A.	9/16/15	7,991
USD	987,070	EUR	876,815	Citibank N.A.	9/16/15	8,454
USD	15,030,000	JPY	1,844,624,385	Royal Bank of Scotland PLC	9/16/15	(58,258)
USD	345,336	MXN	5,338,024	Bank of America N.A.	9/18/15	7,654
Total						$(273,532)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
U.S. Treasury Notes (10 Year)	Put	USD	125.50	7/24/15	8	$4,250
Euro Dollar 90-Day	Put	USD	98.75	9/11/15	2,425	485,000
Euro Dollar 90-Day	Put	USD	98.25	9/11/15	2,425	45,469
Euro Dollar 90-Day	Put	USD	98.00	9/11/15	46	14,662
Euro Dollar 90-Day	Put	USD	98.63	9/11/15	44	4,950
Total						$554,331

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Goldman Sachs Bank USA	Call	MXN	15.55	7/01/15	USD	450	$3,873
USD Currency	Citibank N.A.	Call	JPY	124.50	8/24/15	USD	27,400	183,484
Total								$187,357

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	18,489	$1
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	6,610	—
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	2,278,440	8,576
Total									$8,577

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD	98.25	9/11/15	30	$(8,437)
Euro Dollar 90-Day	Call	USD	99.00	9/11/15	44	(22,000)
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	100	(45,000)
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	4,740	(266,625)
Total						$(342,062)

16	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	As of June 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	18,489	$(1)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	6,610	–
10-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	6-month EURIBOR	9/18/15	EUR	70,940	(322,503)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	2,278,440	(2,157)
10-Year Interest Rate Swap	Citibank N.A.	Put	1.50%	Receive	6-month EURIBOR	9/18/15	EUR	70,940	(449,984)
Total									$(774,645)

•	As of June 30, 2015, centrally cleared credit default swaps - buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	11,118	$68,633

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	2,530	$(376)
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	149,961	(528,536)
2.23%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/22	USD	500	(2,794)
2.17%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/23	USD	761	1,690
2.04%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/30/25	USD	305	9,757
2.36%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/25	USD	381	1,545
2.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/22/25	USD	451	(729)
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	4,580	486,835
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	5,056	172,916
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	5,056	168,035
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	9,400	430,229
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	9,400	426,142
Total							$1,164,714

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.

•	As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$19,358	$13,054	$6,304
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	1,491	23,222	19,594	3,628
Republic of South Africa	1.00%	Barclays Bank PLC	9/20/20	USD	1,754	92,081	89,655	2,426
Republic of Turkey	1.00%	Barclays Bank PLC	9/20/20	USD	326	19,148	19,445	(297)
Republic of Turkey	1.00%	BNP Paribas S.A.	9/20/20	USD	761	44,661	52,419	(7,758)
Federation of Malaysia	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	533	10,176	7,613	2,563
CMBX.NA Series 7 AAA	0.50%	Citibank N.A.	1/17/47	USD	88	2,636	2,664	(28)
CMBX.NA Series 7 AAA	0.50%	Deutsche Bank AG	1/17/47	USD	540	16,172	16,346	(174)
CMBX.NA Series 7 AAA	0.50%	JPMorgan Chase Bank N.A.	1/17/47	USD	90	2,696	2,708	(12)
CMBX.NA Series 7 AAA	0.50%	JPMorgan Chase Bank N.A.	1/17/47	USD	90	2,695	2,724	(29)
Total						$232,845	$226,222	$6,623

BLACKROCK FUNDS II	JUNE 30, 2015	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BB+	USD	1,590	$(246,769)	$(39,621)	$(207,148)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BB+	USD	250	(38,800)	(6,230)	(32,570)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	1,258	(17,077)	(44,255)	27,178
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	570	(106,651)	(41,158)	(65,493)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	495	(92,617)	(34,565)	(58,052)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	495	(92,618)	(33,743)	(58,875)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	12/20/19	BB+	USD	1,150	(215,173)	(71,602)	(143,571)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BB+	USD	495	(92,618)	(37,562)	(55,056)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	1,300	(4,401)	(53,075)	48,674
The Goldman Sachs Group,
Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	4,380	20,238	24,275	(4,037)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,491	(19,275)	(15,131)	(4,144)
Federative Republic of
Brazil	1.00%	Bank of America N.A.	9/20/20	BBB-	USD	295	(22,820)	(19,574)	(3,246)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	1,595	(123,414)	(112,266)	(11,148)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	1,595	(123,495)	(112,259)	(11,236)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	1,595	(123,406)	(111,001)	(12,405)
Federative Republic of
Brazil	1.00%	Citibank N.A.	9/20/20	BBB-	USD	546	(42,262)	(39,928)	(2,334)
Russian Federation	1.00%	Bank of America N.A.	9/20/20	BB+	USD	1,173	(126,240)	(132,746)	6,506
United Mexican States	1.00%	BNP Paribas S.A.	9/20/20	BBB+	USD	1,512	(23,643)	(19,704)	(3,939)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	3,013	(47,100)	(40,116)	(6,984)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	(23,305)	(17,070)	(6,235)
Barrick Gold Corp.	1.00%	Goldman Sachs Bank USA	6/20/21	BBB-	USD	2,244	(117,354)	(158,247)	40,893
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	400	(4,766)	(37,442)	32,676
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(59,578)	(449,727)	390,149
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,000	(11,915)	(94,789)	82,874
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,820	(35,985)	(257,285)	221,300
Total							$(1,791,044)	$(1,954,821)	$163,777

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of June 30, 2015, OTC Interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	19,378	$67,411	$334	$67,077
11.65%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	48,950	(275,830)	(991)	(274,839)
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	11,622	(40,433)	(201)	(40,232)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	7,862	(33,554)	(56)	(33,498)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	2,045	(12,304)	(8)	(12,296)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	1,900	(9,978)	(23)	(9,955)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	19,900	15,465	540	14,925
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,380	439	124	315
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,048	7,567	243	7,324
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	5,923	(10,000)	(76)	(9,924)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	4,180	10,356	(48)	10,404
3.70%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	71,383	5,038	(50)	5,088

18	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of June 30, 2015, OTC Interest rate swaps outstanding were as follows: (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.69%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	71,383	$4,360	$(48)	$4,408
3.69%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	45,084	2,896	(31)	2,927
3.69%[2]	28-day MXIBTIIE	Citibank N.A.	6/20/16	MXN	37,570	2,413	(26)	2,439
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	28,969	8,371	(112)	8,483
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/22/17	CNY	16,011	(865)	(69)	(796)
2.27%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/27/17	CNY	16,149	214	(20)	234
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/17	CNY	15,874	(1,556)	(16)	(1,540)
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	10,032	(356)	53	(409)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	9,126	(3,221)	63	(3,284)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	8,957	(860)	114	(974)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	8,957	(1,161)	116	(1,277)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	(1,393)	21	(1,414)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	11,785	889	30	859
12.49%[2]	1-day BZDIOVER	Goldman Sachs Bank USA	1/02/19	BRL	1,782	(9,184)	3	(9,187)
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	8,308	1,023	80	943
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	7,885	2,142	25	2,117
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	6,097	(6,877)	—	(6,877)
5.42%[2]	28-day MXIBTIIE	Goldman Sachs Bank USA	3/06/20	MXN	12,381	6,098	(178)	6,276
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	16,600	2,259	(54)	2,313
2.60%[2]	7-day China Fixing Repo Rates	Goldman Sachs Bank USA	5/22/20	CNY	3,618	1,472	(38)	1,510
2.65%[2]	7-day China Fixing Repo Rates	Goldman Sachs Bank USA	5/22/20	CNY	3,256	2,676	(37)	2,713
2.60%[2]	7-day China Fixing Repo Rates	HSBC Bank PLC	5/25/20	CNY	6,872	2,893	(18)	2,911
2.63%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/20	CNY	3,437	2,230	(10)	2,240
2.65%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/20	CNY	3,403	2,727	(10)	2,737
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	1,745	36,398	40	36,358
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	1,162	(3,331)	46	(3,377)
12.35%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	975	(5,779)	9	(5,788)
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	940	(11,034)	(8)	(11,026)
12.44%[2]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL	1,734	(7,617)	43	(7,660)
12.41%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	1,433	(7,139)	18	(7,157)
12.46%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	1,430	(5,937)	17	(5,954)
12.35%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	993	(5,886)	9	(5,895)
12.43%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	1,416	(6,336)	36	(6,372)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	629	(9,909)	(3)	(9,906)
12.52%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,943	(5,802)	43	(5,845)
12.50%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,921	(5,507)	76	(5,583)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	176	(3,237)	2	(3,239)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(676,230)	—	(676,230)
12.26%[2]	1-day BZDIOVER	Citibank N.A.	1/02/23	BRL	1,551	(10,807)	76	(10,883)
12.37%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/23	BRL	2,757	(13,114)	122	(13,236)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	23,624	(49,352)	(114)	(49,238)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	10,272	(21,076)	(50)	(21,026)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	7,400	20,141	98	20,043
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	10,493	(37,765)	(43)	(37,722)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs Bank USA	1/13/25	MXN	20,699	(74,491)	(2)	(74,489)
6.46%[2]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN	15,039	9,560	(254)	9,814
6.46%[2]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN	5,435	3,455	(92)	3,547

BLACKROCK FUNDS II	JUNE 30, 2015	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of June 30, 2015, OTC Interest rate swaps outstanding were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.46%[2]	28-day MXIBTIIE	Deutsche Bank AG	5/30/25	MXN	6,890	$8,160	$(116)	$8,276
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	6,011	2,260	(102)	2,362
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	3,006	(377)	(16)	(361)
Total						$(1,139,385)	$(539)	$(1,138,846)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$247,687,511	$45,288,783	$292,976,294
Corporate Bonds	—	776,292,259	—	776,292,259
Foreign Agency Obligations	—	5,435,296	—	5,435,296
Foreign Government Obligations	—	79,408,746	—	79,408,746
Non-Agency Mortgage-Backed Securities	—	181,150,152	4,495,427	185,645,579
Preferred Securities	$3,029,143	9,978,994	—	13,008,137
Project Loans	—	—	25,568	25,568
Taxable Municipal Bonds	—	27,444,382	—	27,444,382
U.S. Government Sponsored Agency Securities	—	1,358,295,372	—	1,358,295,372
U.S. Treasury Obligations	—	1,054,181,570	—	1,054,181,570
Options Purchased:
Foreign Currency Exchange Contracts	—	187,357	—	187,357
Interest Rate Contracts	554,331	8,577	—	562,908
Liabilities:
Investments:
TBA Sale Commitments	—	(457,320,699)	—	(457,320,699)

Total	$3,583,474	$3,282,749,517	$49,809,778	$3,336,142,769

20	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$933,804	—	$933,804
Foreign currency exchange contracts	—	883,839	—	883,839
Interest rate contracts	$1,124,965	1,925,792	—	3,050,757
Liabilities:
Credit contracts	—	(694,771)	—	(694,771)
Foreign currency exchange contracts	—	(1,157,371)	—	(1,157,371)
Interest rate contracts	(2,890,189)	(2,674,569)	—	(5,564,758)

Total	$(1,765,224)	$(783,276)	—	$(2,548,500)

[1]       Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,116,323	—	—	$5,116,323
Foreign currency at value	2,600,955	—	—	2,600,955
Cash pledged for financial futures contracts	4,003,020	—	—	4,003,020
Cash pledged as collateral for OTC derivatives	2,150,000	—	—	2,150,000
Cash pledged for centrally cleared swaps	7,298,850	—	—	7,298,850
Liabilities:
Reverse repurchase agreements	—	$(307,957,969)	—	(307,957,969)
Cash received as collateral for TBA commitments	—	(129,700)	—	(129,700)

Total	$21,169,148	$(308,087,669)	—	$(286,918,521)

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2014	$16,109,864	$4,941,957	$79,283	$21,131,104
Transfers into Level 3[1]	33,231,939	—	—	33,231,939
Transfers out of Level 3	(99,179)	(55,714)	—	(154,893)
Accrued discounts/premiums	15,476	9,716	(89)	25,103
Net realized gain (loss)	(45,498)	45,481	2,605	2,588
Net change in unrealized appreciation (depreciation)[2]	122,514	(57,094)	(797)	64,623
Purchases	9,003,018	1,433,850	—	10,436,868
Sales	(13,049,351)	(1,822,769)	(55,434)	(14,927,554)

Closing Balance, as of June 30, 2015	$45,288,783	$4,495,427	$25,568	$49,809,778

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[2]	$115,853	$(57,052)	$238	$59,039

[1]

As of September 30, 2014, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $33,231,939 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2015	21

Consolidated Schedule of Investments June 30, 2015 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.18%, 7/18/26 (a)(b)	USD	1,250	$1,238,080
Series 2014-2A, Class C, 3.47%, 1/15/27 (a)(b)		2,000	2,002,996
Series 2015-1A, Class D, 3.90%, 4/18/27 (a)(b)		2,750	2,624,187
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.93%, 4/15/24 (a)(b)		4,000	3,955,489
ALM V Ltd., Series 2012-5A, Class D, 5.78%, 2/13/23 (a)(b)		9,900	9,899,406
ALM VI Ltd.:
Series 2012-6A, Class CR, 4.03%, 7/15/26 (a)(b)		4,750	4,716,489
Series 2012-6A, Class DR, 5.93%, 7/15/26 (a)(b)		6,700	6,499,931
ALM VII R Ltd., Series 2013-7RA, Class D, 5.28%, 4/24/24 (a)(b)		5,175	5,059,252
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.73%, 4/24/24 (a)(b)		1,250	1,239,166
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.03%, 1/20/26 (a)(b)		2,300	2,286,984
Series 2013-8A, Class C, 3.48%, 1/20/26 (a)(b)		2,800	2,694,653
Series 2013-8A, Class D, 4.78%, 1/20/26 (a)(b)		2,400	2,181,188
ALM XII Ltd.:
Series 2015-12A, Class B, 3.53%, 4/16/27 (a)(b)		2,000	2,003,000
Series 2015-12A, Class C1, 4.03%, 4/16/27 (a)(b)		3,500	3,416,875
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.23%, 7/28/26 (a)(b)		2,731	2,732,168
Series 2014-14A, Class C, 3.73%, 7/28/26 (a)(b)		8,150	7,826,517
Series 2014-14A, Class D, 5.13%, 7/28/26 (a)(b)		2,500	2,288,639
AMMC CDO, Series 2015-16A, Class C, 3.37%, 4/14/27 (a)(b)		3,750	3,732,088
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.74%, 12/09/26 (a)(b)		1,000	1,002,500
Series 2014-15A, Class D, 4.48%, 12/09/26 (a)(b)		2,500	2,487,500
AMMC CLO IX Ltd., Series 2011-9A, Class D, 4.78%, 1/15/22 (a)(b)		6,000	5,999,985
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.28%, 4/28/26 (a)(b)		4,750	4,708,880
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class C, 3.11%, 4/15/27 (a)(b)		2,300	2,276,540
Series 2015-6A, Class D, 3.68%, 4/15/27 (a)(b)		3,250	3,080,350
Series 2015-6A, Class E1, 5.18%, 4/15/27 (a)(b)		3,250	2,922,075
Apidos CLO IX, Series 2012-9AR, Class ER, 6.38%, 7/15/23 (a)(b)		1,500	1,500,000
Apidos CLO XII, Series 2013-12A, Class D, 3.30%, 4/15/25 (a)(b)		1,000	956,072
Apidos CLO XVI:
Series 2013-16A, Class B, 3.08%, 1/19/25 (a)(b)		1,688	1,687,937
Series 2013-16A, Class C, 3.53%, 1/19/25 (a)(b)		4,500	4,305,192
Series 2013-16A, Class D, 4.78%, 1/19/25 (a)(b)		2,000	1,823,879

Asset-Backed Securities	Par (000)		Value
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.93%, 7/22/26 (a)(b)	USD	3,300	$3,209,107
Series 2014-18A, Class D, 5.48%, 7/22/26 (a)(b)		2,500	2,342,391
Apidos CLO XX, Series 2015-20A, Class B, 3.42%, 1/16/27 (a)(b)		1,250	1,253,750
Apidos CLO XXI, Series 2015-21A, Class C, 3.83%, 7/18/27 (a)(b)		1,000	981,300
ARES CLO Ltd.:
Series 2012-2A, Class CR, 2.97%, 10/12/23 (a)(b)		3,500	3,500,000
Series 2012-2A, Class DR, 3.97%, 10/12/23 (a)(b)		1,500	1,500,000
ARES XXIII CLO Ltd., Series 2012-1A, Class E, 5.88%, 4/19/23 (a)(b)		1,200	1,199,914
ARES XXV CLO Ltd., Series 2012-3A, Class D, 4.92%, 1/17/24 (a)(b)		1,938	1,913,706
ARES XXXII CLO Ltd.:
Series 2014-32A, Class B, 3.52%, 11/15/25 (a)(b)		2,000	2,001,278
Series 2014-32A, Class C, 4.47%, 11/15/25 (a)(b)		3,750	3,749,831
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.56%, 12/05/26 (a)(b)		4,900	4,898,465
Series 2015-1A, Class D, 6.49%, 12/05/26 (a)(b)		1,000	985,682
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.97%, 2/17/26 (a)(b)		1,900	1,870,037
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.52%, 8/15/24 (a)(b)		3,250	3,267,225
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.28%, 7/16/26 (a)(b)		750	750,000
Series 2014-1A, Class D, 3.73%, 7/16/26 (a)(b)		1,250	1,193,491
Atrium X, Series 10A, Class D, 3.75%, 7/16/25 (a)(b)		1,000	980,319
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.12%, 4/17/23 (a)(b)		3,650	3,656,753
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.19%, 4/18/27 (a)(b)		1,250	1,241,775
Series 2015-8A, Class D, 5.74%, 4/18/27 (a)(b)		3,650	3,441,804
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.75%, 7/15/24 (a)(b)		2,000	1,939,562
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.53%, 1/20/26 (a)(b)		2,700	2,573,732
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.78%, 7/20/26 (a)(b)		2,750	2,632,229
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.43%, 10/20/26 (a)(b)		2,500	2,316,494
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class B, 3.20%, 4/18/27 (a)(b)		5,250	5,250,000
Series 2015-VIA, Class C, 3.85%, 4/18/27 (a)(b)		3,250	3,185,000
Series 2015-VIA, Class D, 5.70%, 4/18/27 (a)(b)		2,500	2,431,250
Betony CLO Ltd.:
Series 2015-1A, Class C, 3.42%, 3/06/27 (a)(b)		1,500	1,504,500

BLACKROCK FUNDS II	JUNE 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class D, 3.87%, 3/06/27 (a)(b)	USD	3,000	$2,913,750
BlueMountain CLO Ltd.:
Series 2013-1A, Class B, 2.92%, 5/15/25 (a)(b)		1,500	1,484,242
Series 2014-1A, Class C, 3.03%, 4/30/26 (a)(b)		1,000	988,351
Series 2014-4A, Class E, 5.58%, 11/30/26 (a)(b)		3,125	2,930,176
Series 2015-1A, Class B, 3.42%, 4/13/27 (a)(b)		1,500	1,505,174
Series 2015-1A, Class C, 4.01%, 4/13/27 (a)(b)		1,250	1,220,848
Series 2015-1A, Class D, 5.72%, 4/13/27 (a)(b)		1,500	1,418,966
Series 2015-2A, Class E, 5.63%, 7/18/27 (a)(b)		1,500	1,431,750
Canyon Capital CLO Ltd., Series 2015-1A, Class C, 3.42%, 4/15/27 (a)(b)		1,750	1,743,915
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2AR, Class ER, 6.38%, 7/20/23 (a)(b)		5,180	5,180,113
Series 2013-1A, Class C, 4.26%, 2/14/25 (a)(b)		2,000	1,999,923
Series 2013-2A, Class D, 4.01%, 4/18/25 (a)(b)		2,250	2,237,663
Series 2014-4A, Class C, 3.40%, 10/15/26 (a)(b)		1,245	1,245,777
Series 2014-5A, Class C, 4.43%, 10/16/25 (a)(b)		2,750	2,751,688
Series 2015-1A, Class C, 3.41%, 4/20/27 (a)(b)		2,750	2,754,801
Series 2015-1A, Class D, 4.01%, 4/20/27 (a)(b)		3,500	3,447,500
Series 2015-1A, Class E1, 5.56%, 4/20/27 (a)(b)		2,750	2,612,500
Series 2015-2A, Class C, 4.02%, 4/27/27 (a)(b)		1,250	1,249,600
Series 2015-2A, Class D, 5.57%, 4/27/27 (a)(b)		1,500	1,427,130
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 3.71%, 5/20/26 (a)(b)		3,695	3,491,478
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22 (a)(b)		2,250	2,233,904
CFIP CLO Ltd., Series 2013-1A, Class D, 4.01%, 4/20/24 (a)(b)		2,000	1,936,080
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.43%, 8/14/24 (a)(b)		2,250	2,250,275
Series 2013-2A, Class B1L, 3.88%, 4/21/25 (a)(b)		1,750	1,714,970
Series 2014-2A, Class A3L, 3.13%, 5/24/26 (a)(b)		2,295	2,267,685
Series 2014-3A, Class C1, 3.08%, 7/22/26 (a)(b)		1,500	1,475,732
Series 2014-3A, Class D, 3.68%, 7/22/26 (a)(b)		4,100	3,899,124
Series 2014-5A, Class C, 3.59%, 1/17/27 (a)(b)		2,000	2,000,928
Series 2014-5A, Class D2, 4.74%, 1/17/27 (a)(b)		3,500	3,503,337
Series 2015-1A, Class C, 3.27%, 1/22/27 (a)(b)		3,500	3,487,139
Series 2015-1A, Class D, 4.27%, 1/22/27 (a)(b)		2,300	2,268,608
Series 2015-2A, Class D, 3.87%, 4/15/27 (a)(b)		2,750	2,667,665

Asset-Backed Securities		Par (000)	Value
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.08%, 10/15/26 (a)(b)	USD	2,800	$2,799,979
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class D, 4.02%, 11/09/25 (a)(b)		1,000	981,949
Series 2014-36A, Class E, 5.47%, 11/09/25 (a)(b)		1,000	942,530
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		3,600	3,496,320
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.78%, 10/25/24 (a)(b)		1,650	1,650,387
Series 2013-1A, Class C, 3.86%, 1/17/26 (a)(b)		2,000	1,959,390
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class CR, 4.28%, 4/20/23 (a)(b)		3,800	3,800,000
Series 2012-7A, Class DR, 5.78%, 4/20/23 (a)(b)		1,000	1,000,000
Series 2012-7A, Class ER, 3.53%, 4/20/23 (a)(b)		2,570	2,400,553
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		3,580	2,627,867
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.66%, 11/15/24 (a)(b)		2,150	2,150,525
Galaxy XVIII CLO Ltd., Series 2014-18A, Class C1, 3.28%, 10/15/26 (a)(b)		4,550	4,558,621
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.56%, 4/25/25 (a)(b)		1,500	1,460,561
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.01%, 4/18/27 (a)(b)		3,750	3,750,000
Series 2015-11A, Class E, 5.86%, 4/18/27 (a)(b)		2,000	1,934,000
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.77%, 7/17/23 (a)(b)		2,080	2,079,947
Highbridge Loan Management Ltd.:
Series 2014-4A, Class B, 3.28%, 7/28/25 (a)(b)		5,130	5,068,767
Series 2015-6A, Class D, 1.27%, 3/17/27 (a)(b)		2,250	2,205,000
Series 2015-6A, Class E, 5.72%, 3/17/27 (a)(b)		2,000	1,910,000
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.26%, 11/05/24 (a)(b)		4,000	3,999,879
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(c)		2,000	1,521,999
Keuka Park CLO Ltd., Series 2013-1A, Class D, 3.48%, 10/21/24 (a)(b)		2,750	2,646,493
LCM X LP:
Series 10AR, Class CR, 3.12%, 4/15/22 (a)(b)		2,000	2,003,948
Series 10AR, Class ER, 5.77%, 4/15/22 (a)(b)		1,550	1,540,004
LCM XV LP, Series 15A, Class D, 3.63%, 8/25/24 (a)(b)		5,000	4,774,638
LCM XVIII LP:
Series 18A, Class C1, 3.45%, 4/20/27 (a)(b)		4,500	4,479,203
Series 18A, Class D, 4.10%, 4/20/27 (a)(b)		3,250	3,250,000
Series 18A, Class E, 5.65%, 4/20/27 (a)(b)		3,500	3,395,000
Series 18A, Class INC, 1.78%, 4/20/27 (a)(b)		5,315	4,783,500

2	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class C1R, 3.13%, 8/15/22 (a)(b)	USD	5,000	$4,987,826
Series 2012-9AR, Class DR, 4.13%, 8/15/22 (a)(b)		6,000	5,984,403
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.08%, 4/22/22 (a)(b)		3,750	3,750,122
Series 2012-8AR, Class DR, 4.13%, 4/22/22 (a)(b)		2,750	2,760,886
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 2.94%, 1/19/25 (a)(b)		3,750	3,739,210
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.88%, 7/25/26 (a)(b)		4,221	4,106,372
Madison Park Funding XV Ltd.:
Series 2014-15A, Class B1, 3.46%, 1/27/26 (a)(b)		1,000	1,006,825
Series 2014-15A, Class D, 5.66%, 1/27/26 (a)(b)		1,000	963,188
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class B, 3.30%, 4/20/26 (a)(b)		1,500	1,504,050
Series 2015-16A, Class C, 4.00%, 4/20/26 (a)(b)		1,500	1,500,900
Marine Park CLO Ltd.:
Series 2012-1A, Class D, 6.03%, 5/18/23 (a)(b)		2,500	2,506,356
Series 2015-1A, Class DR, 5.73%, 10/12/23 (a)(b)		2,500	2,500,000
Mill Creek CLO Ltd., Series 2011-1A, Class E, 7.03%, 1/20/22 (a)(b)		5,500	5,500,839
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.48%, 10/15/25 (a)(b)		2,500	2,378,235
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.63%, 4/15/26 (a)(b)		1,000	945,917
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.83%, 8/04/25 (a)(b)		1,500	1,425,088
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.43%, 11/14/25 (a)(b)		2,250	2,267,055
Series 2014-18A, Class C, 4.03%, 11/14/25 (a)(b)		3,250	3,125,729
Series 2014-18A, Class D, 5.53%, 11/14/25 (a)(b)		1,000	928,752
Oaktree EIF II Ltd.:
Series 2014-A2, Class C, 3.47%, 11/15/25 (a)(b)		4,625	4,624,853
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		3,500	3,478,598
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		7,150	7,118,702
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class D, 3.75%, 4/15/26 (a)(b)		2,500	2,395,079
Series 2014-1A, Class F, 5.78%, 4/15/26 (a)(b)		1,950	1,646,288
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)(c)		2,600	2,026,590
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 5.03%, 1/19/25 (a)(b)		3,000	2,768,572
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.61%, 7/17/25 (a)(b)		1,250	1,200,814

Asset-Backed Securities	Par (000)		Value
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.46%, 10/25/25 (a)(b)	USD	1,000	$949,883
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.93%, 8/12/26 (a)(b)		1,500	1,449,973
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 3.53%, 1/15/27 (a)(b)		1,750	1,752,165
Series 2014-1A, Class D1, 4.18%, 1/15/27 (a)(b)		1,750	1,716,109
Series 2014-1A, Class E1, 5.53%, 1/15/27 (a)(b)		1,500	1,401,502
OHA Loan Funding Ltd., Series 2013-1A, Class E, 5.43%, 7/23/25 (a)(b)		1,500	1,418,875
OneMain Financial Issuance Trust:
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		1,500	1,500,000
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		1,500	1,500,000
OZLM Funding III Ltd., Series 2013-3A, Class B, 3.36%, 1/22/25 (a)(b)		4,500	4,500,138
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.78%, 7/22/25 (a)(b)		2,000	1,915,619
OZLM Funding Ltd.:
Series 2012-2A, Class B, 3.50%, 10/30/23 (a)(b)		2,500	2,500,036
Series 2012-2A, Class C, 4.60%, 10/30/23 (a)(b)		1,000	1,002,551
OZLM IX Ltd.:
Series 2014-9A, Class B, 3.55%, 1/20/27 (a)(b)		1,250	1,255,565
Series 2014-9A, Class C, 3.85%, 1/20/27 (a)(b)		2,000	1,929,565
OZLM VII Ltd.:
Series 2014-7A, Class C, 3.87%, 7/17/26 (a)(b)		5,600	5,389,406
Series 2014-7A, Class D, 5.27%, 7/17/26 (a)(b)		5,000	4,559,010
OZLM VIII Ltd., Series 2014-8A, Class C, 3.77%, 10/17/26 (a)(b)		2,550	2,438,696
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.27%, 1/30/27 (a)(b)		3,000	3,002,200
Series 2015-11A, Class C1, 4.32%, 1/30/27 (a)(b)		5,750	5,740,225
Series 2015-11A, Class D, 5.67%, 1/30/27 (a)(b)		2,500	2,399,250
OZLM XII Ltd.:
Series 2015-12A, Class B, 3.18%, 4/30/27 (a)(b)		1,500	1,494,336
Series 2015-12A, Class C, 3.98%, 4/30/27 (a)(b)		4,750	4,578,851
Series 2015-12A, Class D, 5.68%, 4/30/27 (a)(b)		1,000	931,606
OZLM XIII Ltd.:
Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,500	1,500,000
Series 2015-13A, Class D, 5.73%, 7/30/27 (a)(b)		3,250	3,017,170
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		6,750	6,620,500
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		3,980	3,945,302
Pinnacle Park CLO Ltd., Series 2014-1A, Class E, 5.23%, 4/15/26 (a)(b)		1,000	924,566

BLACKROCK FUNDS II	JUNE 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Regatta Funding LP:
Series 2013-2A, Class C, 4.25%, 1/15/25 (a)(b)	USD	2,750	$2,712,362
Series 2013-2A, Class D, 5.78%, 1/15/25 (a)(b)		4,000	3,825,125
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.23%, 7/25/26 (a)(b)		2,000	1,970,267
Series 2014-1A, Class D, 3.78%, 7/25/26 (a)(b)		1,000	963,214
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 3.78%, 7/17/26 (a)(b)		2,000	1,928,919
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)(c)		2,500	2,138,117
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.18%, 7/15/25 (a)(b)		1,750	1,735,350
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.78%, 1/21/26 (a)(b)		2,750	2,669,555
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 3.84%, 7/20/27 (a)(b)		2,000	1,888,000
Series 2015-2A, Class E, 5.54%, 7/20/27 (a)(b)		2,000	1,842,400
Sound Point CLO Ltd.:
Series 2015-8A, Class C, 3.26%, 4/16/27 (a)(b)		2,250	2,228,087
Series 2015-8A, Class D, 3.91%, 4/16/27 (a)(b)		2,750	2,650,422
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (a)(b)		3,000	2,884,760
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.48%, 8/21/26 (a)(b)		3,000	3,000,000
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 4/15/26 (a)(b)		5,000	4,575,000
Symphony CLO Ltd.:
Series 2012-10AR, Class DR, 4.12%, 7/23/23 (a)(b)		3,625	3,636,711
Series 2012-10AR, Class ER, 6.12%, 7/23/23 (a)(b)		6,520	6,537,151
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		1,250	1,239,427
TICP CLO I Ltd.:
Series 2015-1A, Class C, 3.38%, 7/20/27 (a)(b)		1,500	1,486,782
Series 2015-1A, Class D, 3.93%, 7/20/27 (a)(b)		1,500	1,419,614
TICP CLO III Ltd.:
Series 2014-3A, Class C, 3.53%, 1/20/27 (a)(b)(d)		1,250	1,250,929
Series 2014-3A, Class D1, 4.03%, 1/20/27 (a)(b)		1,000	961,903
Series 2014-3A, Class D2, 4.46%, 1/20/27 (a)(b)		1,000	989,191
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (a)(b)		9,000	8,887,500
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.75%, 7/15/25 (a)(b)		2,250	2,199,216
Venture XI CLO Ltd.:
Series 2012-11AR, Class CR, 3.23%, 11/14/22 (a)(b)		3,000	2,992,344
Series 2012-11AR, Class DR, 4.23%, 11/14/22 (a)(b)		2,150	2,138,705
Series 2012-11AR, Class ER, 6.43%, 11/14/22 (a)(b)		1,250	1,249,974
Venture XII CLO Ltd., Series 2012-12A, Class D, 3.94%, 2/28/24 (a)(b)		750	737,180
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.81%, 6/10/25 (a)(b)		2,000	1,935,697

Asset-Backed Securities		Par (000)	Value
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.55%, 1/15/26 (a)(b)	USD	2,000	$2,005,000
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.13%, 7/15/26 (a)(b)		4,500	4,489,392
Venture XX CLO Ltd.:
Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		4,000	4,006,800
Series 2015-20A, Class D, 4.13%, 4/15/27 (a)(b)		1,670	1,654,135
Venture XXI CLO Ltd., Series 2015-21A, Class D, 3.78%, 7/15/27 (a)(b)		2,780	2,705,485
Voya CLO Ltd.:
Series 2012-2RA, Class DR, 4.22%, 10/15/22 (a)(b)		2,250	2,250,698
Series 2012-2RA, Class ER, 6.27%, 10/15/22 (a)(b)		3,125	3,126,375
Series 2012-4A, Class C, 4.78%, 10/15/23 (a)(b)		2,250	2,255,842
Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)		1,250	1,222,007
Series 2014-3A, Class C, 3.88%, 7/25/26 (a)(b)		4,500	4,360,603
Series 2014-4A, Class C, 4.28%, 10/14/26 (a)(b)		3,000	2,955,536
Series 2014-4A, Class D, 5.78%, 10/14/26 (a)(b)		1,500	1,425,417
Series 2015-1A, Class D, 5.88%, 4/18/27 (a)(b)		1,500	1,447,500
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.97%, 7/17/26 (a)(b)		3,250	3,143,159
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.38%, 10/17/26 (a)(b)		3,000	3,006,000
Total Asset-Backed Securities — 3.2%			581,031,664

Common Stocks		Shares	Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (e)		218,009	9,849,647
Auto Components — 0.0%
Lear Corp.		1,540	172,880
Capital Markets — 0.8%
American Capital Ltd. (e)		9,132,000	123,738,600
E*TRADE Financial Corp. (e)		414,700	12,420,265
Freedom Pay, Inc. (e)		314,534	3

			136,158,868
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (e)		310,220	4,032,860
Huntsman Corp.		1,985,843	43,827,555

			47,860,415
Consumer Finance — 1.3%
Ally Financial, Inc. (e)		4,600,276	103,184,182
Ally Financial, Inc. (e)		4,053,560	90,921,351
Ally Financial, Inc. (e)		1,720,096	38,581,753

			232,687,286
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co. (e)		326,824	8,235,965
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (e)		1,108,793	2,218
Adelphia Recovery Trust, Series ACC-4 INT (e)		34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT (e)		242,876	2,696
Adelphia Recovery Trust, Series Frontiervision INT (e)		131,748	1,225

4	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Diversified Financial Services (concluded)
Concrete Investment II SCA - Stapled (e)(f)		120,971	$1

			9,579
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (e)		401,700	622,635
Hotels, Restaurants & Leisure — 0.5%
Amaya, Inc. (e)		2,258,029	61,865,294
Amaya, Inc. (e)		781,880	21,421,884

			83,287,178
Insurance — 0.5%
American International Group, Inc.		1,544,804	95,499,783
Media — 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning) (e)		344,371	9,427,156
Time Warner Cable, Inc.		194,395	34,635,357

			44,062,513
Metals & Mining — 0.0%
African Minerals Ltd. (e)		736,359	12
Constellium NV, Class A (e)		417,646	4,940,752

			4,940,764
Oil, Gas & Consumable Fuels — 0.3%
Laricina Energy Ltd. (e)(g)		376,471	1,558,331
Osum Oil Sands Corp. (e)(g)		1,600,000	10,542,834
Peninsula Energy Ltd. (e)		557,760,995	9,448,568
Seven Generations Energy Ltd. (Acquired 3/25/14, cost $19,952,579) (e)(g)(h)		1,784,000	23,410,536

			44,960,269
Paper & Forest Products — 0.0%
Norbord, Inc.		271,566	5,721,896
Western Forest Products, Inc.		4,700	8,392

			5,730,288
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (e)		1,381	39,234
Software — 0.0%
kCAD Holdings I Ltd. (e)		4,067,849,248	7,728,914
Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ - ADR		3,298,906	22,597,506
Transportation Infrastructure — 0.3%
General Maritime Corp. (e)		4,054,054	52,493,918
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (e)		520,200	20,168,154
Total Common Stocks — 4.6%			817,105,796

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.50%, 3/15/25 (a)	USD	12,118	10,997,085
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		8,084	8,225,470
LMI Aerospace, Inc., 7.38%, 7/15/19		2,671	2,664,323
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		7,557	8,085,990
TransDigm, Inc.:
5.50%, 10/15/20		12,165	12,088,969
6.00%, 7/15/22		84,320	83,266,000
6.50%, 7/15/24		86,367	85,287,413

			210,615,250

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.6%
CEVA Group PLC, 7.00%, 3/01/21 (a)	USD	6,575	$6,344,875
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	5,165	5,894,680
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	38,668	41,320,625
5.75%, 6/15/21	EUR	1,950	2,139,291
6.50%, 6/15/22 (a)	USD	45,172	44,212,095

			99,911,566
Airlines — 0.9%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (a)		11,775	11,068,500
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		5,295	5,334,713
4.63%, 3/01/20 (a)		20,669	19,997,257
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		50,835	51,978,787
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, Series 2012-3, Class C, 6.13%, 4/29/18		21,085	21,981,113
National Air Cargo Group, Inc.:
12.38%, 9/02/15 (b)		3,385	3,385,475
12.38%, 10/08/15 (b)		3,450	3,450,467
Virgin Australia Trust:
Series 2013-1C, 7.13%, 10/23/18 (a)		27,395	27,943,399
Series 2013-1D, 8.50%, 10/23/16 (a)		12,501	12,766,905

			157,906,616
Auto Components — 1.8%
AA Bond Co. Ltd.:
5.50%, 7/31/43	GBP	7,100	11,088,869
9.50%, 7/31/43		3,618	6,196,373
Affinia Group, Inc., 7.75%, 5/01/21	USD	5,710	5,966,950
Dana Holding Corp., 5.38%, 9/15/21		5,000	5,125,000
The Goodyear Tire & Rubber Co., 6.50%, 3/01/21		41,110	43,525,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (i)		35,891	36,160,183
6.00%, 8/01/20 (i)		29,362	30,316,265
5.88%, 2/01/22 (i)		53,679	54,685,481
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		4,450	4,683,625
Schaeffler Finance BV:
4.75%, 5/15/23 (a)		12,325	12,016,875
3.25%, 5/15/25	EUR	4,775	5,027,468
UCI International, Inc., 8.63%, 2/15/19	USD	54,182	48,221,980
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	7,000	7,745,435
4.00%, 4/29/20 (a)	USD	12,564	12,548,295
4.50%, 4/29/22 (a)		9,374	9,182,302
2.75%, 4/27/23	EUR	12,100	12,734,286
4.75%, 4/29/25 (a)	USD	22,600	21,879,738

			327,104,338
Automobiles — 0.1%
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	8,919	14,404,317
Banks — 0.9%
Banco Popolare SC, 3.50%, 3/14/19	EUR	1,000	1,145,265
Bank of Ireland, 4.25%, 6/11/24 (b)		1,574	1,754,932
Bankia SA, 4.00%, 5/22/24 (b)		10,600	11,475,081
CIT Group, Inc.:
5.25%, 3/15/18	USD	20,240	20,923,100
5.50%, 2/15/19 (a)		29,829	31,096,733
5.00%, 8/15/22		550	544,500

BLACKROCK FUNDS II	JUNE 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
5.00%, 8/01/23	USD	29,092	$28,655,620
6.00%, 4/01/36		21,122	21,016,390
Novo Banco SA:
2.63%, 5/08/17	EUR	10,400	11,275,614
4.75%, 1/15/18		12,300	13,908,717
4.00%, 1/21/19		12,000	13,312,136
UniCredit SpA, 5.75%, 10/28/25 (b)		3,000	3,588,281

			158,696,369
Beverages — 0.1%
Constellation Brands, Inc.:
3.88%, 11/15/19	USD	7,672	7,787,080
4.25%, 5/01/23		3,275	3,225,875
Hydra Dutch Holdings 2 BV, 5.51%, 4/15/19 (b)	EUR	5,588	5,798,692

			16,811,647
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	11,695	11,724,237
Building Products — 0.8%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		12,798	13,245,930
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		32,009	33,081,301
The Hillman Group, Inc., 6.38%, 7/15/22 (a)		9,054	8,556,030
Masonite International Corp., 5.63%, 3/15/23 (a)		13,161	13,374,866
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	2,520	2,897,222
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	33,425	33,007,187
The Ryland Group, Inc., 6.63%, 5/01/20		2,870	3,185,700
USG Corp.:
9.75%, 1/15/18		27,339	31,098,113
5.88%, 11/01/21 (a)		7,170	7,546,425
5.50%, 3/01/25 (a)		4,312	4,295,830

			150,288,604
Capital Markets — 0.3%
American Capital, Ltd., 6.50%, 9/15/18 (a)		5,056	5,245,600
E*TRADE Financial Corp.:
0.00%, 8/31/19 (a)(c)(d)		1,420	4,103,445
5.38%, 11/15/22		19,571	20,060,275
4.63%, 9/15/23		20,730	20,367,225
Series A, 0.00%, 8/31/19 (c)(d)		328	947,838
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(e)(j)	EUR	4,550	722,842
4.75%, 1/16/14 (b)(e)(j)		14,545	2,310,712
0.00%, 2/05/14 (b)(e)(j)		22,800	3,431,515

			57,189,452
Chemicals — 1.4%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV:
5.75%, 2/01/21		3,000	3,503,423
7.38%, 5/01/21 (a)	USD	20,810	22,292,713
Axiall Corp., 4.88%, 5/15/23		3,393	3,274,245
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		2,785	2,757,150
The Chemours Co.:
6.63%, 5/15/23 (a)		11,400	11,043,750
7.00%, 5/15/25 (a)		12,467	12,092,990
Chemtura Corp., 5.75%, 7/15/21		5,450	5,531,750
Huntsman International LLC:
4.88%, 11/15/20		4,720	4,708,200
8.63%, 3/15/21		2,779	2,924,675
5.13%, 11/15/22 (a)		19,087	18,800,695
5.13%, 4/15/21	EUR	11,190	12,849,450
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	5,120	5,228,800

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
6.50%, 8/15/18	EUR	2,679	$3,049,409
5.88%, 2/01/19 (a)	USD	2,340	2,351,700
5.75%, 2/15/19	EUR	3,736	4,206,738
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	22,959	20,605,703
Escrow, 8.88%, 10/15/20 (e)(j)		22,959	2
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	2,603	2,916,760
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	2,465	2,280,125
Perstorp Holding AB, 8.75%, 5/15/17 (a)		5,665	5,891,600
Platform Specialty Products Corp., 6.50%, 2/01/22 (a)		71,833	74,167,573
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	2,690	3,030,141
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
6.38%, 5/01/22		4,475	4,964,018
6.75%, 5/01/22 (a)	USD	2,903	2,961,060
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)		11,818	11,906,635

			243,339,305
Commercial Services & Supplies — 1.2%
Acosta, Inc., 7.75%, 10/01/22 (a)		17,750	17,883,125
ADS Waste Holdings, Inc., 8.25%, 10/01/20		9,095	9,413,325
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)(i)		7,360	8,406,334
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		17,300	17,083,750
Bilbao Luxembourg SA, 10.69% (10.50% Cash or 11.25% PIK), 12/01/18 (k)	EUR	3,262	3,887,899
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	20,681	21,870,157
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 5/15/20 (a)		5,209	5,026,685
Covanta Holding Corp.:
6.38%, 10/01/22		15,936	16,673,040
5.88%, 3/01/24		9,445	9,421,387
The Hertz Corp.:
7.50%, 10/15/18		5,700	5,892,375
6.75%, 4/15/19		7,060	7,285,214
5.88%, 10/15/20		2,265	2,293,313
7.38%, 1/15/21		13,535	14,093,319
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(k)		5,522	5,591,025
IVS F. SpA, 7.13%, 4/01/20	EUR	2,131	2,494,775
Laureate Education, Inc., 10.00%, 9/01/19 (a)	USD	22,925	21,377,563
Mobile Mini, Inc., 7.88%, 12/01/20		8,165	8,552,837
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		14,258	14,575,811
Verisure Holding AB, Series B, 8.75%, 12/01/18	EUR	2,957	3,491,118
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	17,127	17,812,080

			213,125,132
Communications Equipment — 1.2%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		13,425	13,777,406
6.75%, 11/15/20 (a)		49,729	52,588,417
6.45%, 3/15/29		50,976	52,632,720
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		17,636	17,944,630
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		19,519	19,445,804
CommScope, Inc.:
4.38%, 6/15/20 (a)		20,433	20,637,330
5.50%, 6/15/24 (a)		4,043	3,931,818

6	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Communications Equipment (concluded)
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)	USD	29,035	$28,163,950

			209,122,075
Computer Services — 0.2%
SunGard Data Systems, Inc., 6.63%, 11/01/19		37,220	38,429,650
Construction & Engineering — 0.6%
Abengoa Finance SAU, 7.00%, 4/15/20	EUR	5,862	6,192,161
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)	USD	20,464	19,031,520
AECOM:
5.75%, 10/15/22 (a)		4,514	4,570,425
5.88%, 10/15/24 (a)		13,853	14,043,479
Aguila 3 SA, 7.88%, 1/31/18 (a)		16,255	16,092,450
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	5,996	6,059,638
Astaldi SpA, 7.13%, 12/01/20		18,564	21,733,403
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	2,498	3,429,432
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	10,725	9,974,250
Modular Space Corp., 10.25%, 1/31/19 (a)		8,130	7,032,450
Novafives SAS, 4.50%, 6/30/21	EUR	2,950	3,134,239

			111,293,447
Construction Materials — 0.1%
Cemex SAB de CV:
4.38%, 3/05/23		8,746	9,372,664
5.70%, 1/11/25 (a)	USD	13,975	13,327,957
Kerneos Corporate SAS, 5.75%, 3/01/21	EUR	2,153	2,449,242

			25,149,863
Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	22,244	22,299,610
4.63%, 3/30/25		67,045	63,860,363
8.00%, 11/01/31		115,318	138,093,305
DFC Finance Corp., 10.50%, 6/15/20 (a)		14,480	10,968,600

			235,221,878
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		12,025	12,235,437
3.27%, 12/15/19 (a)(b)		4,500	4,376,250
6.00%, 6/30/21 (a)		12,125	12,094,687
4.25%, 1/15/22	EUR	17,590	19,463,563
Berry Plastics Corp., 5.50%, 5/15/22	USD	4,685	4,702,569
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (a)		2,522	2,517,271
6.00%, 6/15/17 (a)		20,589	20,589,000
Crown Americas LLC/Crown Americas Capital Corp. III, III, 6.25%, 2/01/21		2,932	3,056,610
Crown Americas LLC/Crown Americas Capital Corp. IV, IV, 4.50%, 1/15/23		18,884	17,833,672
Crown European Holdings SA, 4.00%, 7/15/22	EUR	8,425	9,557,000
Greif Nevada Holdings, Inc., 7.38%, 7/15/21 (a)		2,085	2,733,573
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (k)		2,200	2,554,951
Pactiv LLC:
7.95%, 12/15/25	USD	23,297	23,064,030
8.38%, 4/15/27		5,748	5,690,520
ProGroup AG, 5.13%, 5/01/22	EUR	3,528	4,011,862
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	3,726	3,912,300
5.75%, 10/15/20		49,476	50,712,900
Sealed Air Corp.:
4.88%, 12/01/22 (a)		8,040	7,919,400

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
5.25%, 4/01/23 (a)	USD	5,000	$5,031,250
4.50%, 9/15/23	EUR	5,950	6,714,629
5.13%, 12/01/24 (a)	USD	19,497	19,228,916
6.88%, 7/15/33 (a)		7,820	7,898,200
SGD Group SAS, 5.63%, 5/15/19	EUR	3,403	3,846,007

			249,744,597
Distributors — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	37,775	40,324,813
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	2,720	3,228,594
VWR Funding, Inc., 7.25%, 9/15/17	USD	3,205	3,313,169

			46,866,576
Diversified Consumer Services — 0.0%
Service Corp. International U.S., 4.50%, 11/15/20		6,000	6,142,500
Diversified Financial Services — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21 (a)		10,734	10,787,670
Altice Financing SA:
6.50%, 1/15/22 (a)		7,995	7,995,000
5.25%, 2/15/23	EUR	4,882	5,469,921
6.63%, 2/15/23 (a)	USD	35,316	35,061,725
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		30,485	29,265,600

			88,579,916
Diversified Telecommunication Services — 4.7%
Altice Finco SA:
8.13%, 1/15/24 (a)		6,840	6,908,400
7.63%, 2/15/25 (a)		8,530	8,188,800
Avaya, Inc.:
7.00%, 4/01/19 (a)		40,555	39,642,513
10.50%, 3/01/21 (a)		39,057	32,222,025
CenturyLink, Inc.:
5.63%, 4/01/20		18,141	18,163,676
6.75%, 12/01/23		8,115	8,140,359
Series S, 6.45%, 6/15/21		4,125	4,155,938
Columbus International, Inc., 7.38%, 3/30/21 (a)		21,244	22,837,300
Consolidated Communications, Inc., 6.50%, 10/01/22 (a)		6,260	6,033,075
Frontier Communications Corp.:
6.25%, 9/15/21		14,370	13,076,700
7.13%, 1/15/23		12,445	11,044,937
7.63%, 4/15/24		8,965	7,911,613
6.88%, 1/15/25		14,890	12,451,763
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		11,235	10,223,850
5.50%, 8/01/23		53,618	47,478,739
Level 3 Communications, Inc., 5.75%, 12/01/22		17,000	16,872,500
Level 3 Financing, Inc.:
7.00%, 6/01/20		16,904	17,939,370
6.13%, 1/15/21		6,025	6,318,417
5.38%, 8/15/22		13,935	14,074,350
5.63%, 2/01/23 (a)		34,804	35,152,040
5.13%, 5/01/23 (a)		34,843	33,971,925
5.38%, 5/01/25 (a)		41,812	40,296,315
Telecom Italia Capital SA:
6.38%, 11/15/33		6,780	6,949,500
6.00%, 9/30/34		27,565	26,823,777
Telecom Italia Finance SA, 6.13%, 11/15/16 (d)	EUR	700	1,135,087
Telecom Italia SpA:
3.25%, 1/16/23		5,000	5,593,731

BLACKROCK FUNDS II	JUNE 30, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
5.88%, 5/19/23	GBP	15,250	$25,199,879
Telefonica SA, 6.00%, 7/24/17 (d)	EUR	5,800	7,815,949
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		2,000	2,336,596
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		8,444	10,131,614
6.75%, 8/15/24		12,349	15,055,928
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	34,915	57,053,585
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)	USD	19,725	20,612,625
4.00%, 7/15/20	EUR	28,668	31,880,677
4.01%, 7/15/20 (b)		3,615	3,999,964
4.75%, 7/15/20 (a)	USD	6,585	6,486,225
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		51,260	57,245,118
6.00%, 4/01/23 (a)		86,945	85,875,577
6.38%, 5/15/25 (a)		23,445	22,741,650
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	11,617	12,821,724
5.88%, 1/15/25 (a)	USD	26,441	25,912,180

			838,775,991
Electric Utilities — 0.5%
AES Corp., 7.38%, 7/01/21		6,840	7,506,900
CE Energy AS, 7.00%, 2/01/21	EUR	5,985	6,905,923
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)	USD	25	24,723
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (k)		17,767	18,033,079
Talen Energy Supply LLC, 6.50%, 6/01/25 (a)		3,482	3,482,000
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	1,638	1,984,727
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (e)(j)(k)	USD	431,868	46,425,810
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	5,166	5,757,886

			90,121,048
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20	USD	5,000	4,550,000
Sensata Technologies BV:
5.63%, 11/01/24 (a)		5,526	5,719,410
5.00%, 10/01/25 (a)		26,207	25,519,066
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	9,731	11,201,206

			46,989,682
Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., 5.50%, 4/15/23		18,060	20,814,765
Brightstar Corp., 7.25%, 8/01/18 (a)	USD	4,250	4,494,375
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		23,200	23,954,000
5.00%, 9/01/23		15,381	15,111,833
5.50%, 12/01/24		52,331	51,807,690

			116,182,663
Energy Equipment & Services — 0.4%
Atwood Oceanics, Inc., 6.50%, 2/01/20		8,247	7,958,355
Pacific Drilling SA, 5.38%, 6/01/20 (a)		13,177	9,981,577
Seventy Seven Energy, Inc., 6.50%, 7/15/22		11,092	7,098,880
Transocean, Inc.:
3.00%, 10/15/17		19,239	18,661,830
6.00%, 3/15/18		21,853	22,071,530
6.50%, 11/15/20		10,135	9,387,544

			75,159,716
Food & Staples Retailing — 0.7%
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	10,372,160

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (concluded)
Findus Bondco SA:
9.13%, 7/01/18	EUR	4,902	$5,724,593
9.50%, 7/01/18	GBP	3,687	6,046,613
Rite Aid Corp.:
9.25%, 3/15/20	USD	15,515	16,814,381
6.75%, 6/15/21		14,955	15,702,750
6.13%, 4/01/23 (a)		70,009	72,109,270
7.70%, 2/15/27		6,055	7,114,625

			133,884,392
Food Products — 0.4%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	5,071	8,733,619
Boparan Finance PLC:
5.25%, 7/15/19		1,587	2,343,944
4.38%, 7/15/21	EUR	3,489	3,557,148
5.50%, 7/15/21	GBP	5,337	7,612,126
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (a)	USD	14,490	14,322,641
R&R Ice Cream PLC, 4.75%, 5/15/20	EUR	6,530	7,425,584
R&R PIK PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (k)		4,089	4,603,653
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)	USD	4,674	4,825,905
6.63%, 8/15/22		8,770	9,361,975
The WhiteWave Foods Co., 5.38%, 10/01/22		5,780	6,097,900

			68,884,495
Health Care Equipment & Supplies — 0.7%
Alere, Inc.:
7.25%, 7/01/18		17,638	18,475,805
6.50%, 6/15/20		1,562	1,608,860
6.38%, 7/01/23 (a)		14,464	14,717,120
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		49,606	51,094,180
Hologic, Inc.:
6.25%, 8/01/20		26,158	27,057,835
5.25%, 7/15/22 (a)		20,151	20,579,209

			133,533,009
Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		8,590	8,525,575
5.63%, 2/15/23 (a)		18,935	19,171,687
Amsurg Corp.:
5.63%, 11/30/20		3,530	3,591,775
5.63%, 7/15/22		60,096	60,621,840
Care UK Health & Social Care PLC, 5.57%, 7/15/19 (b)	GBP	10,067	15,343,143
Centene Corp., 4.75%, 5/15/22	USD	18,038	18,579,140
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		8,444	8,655,100
8.00%, 11/15/19		7,850	8,271,937
6.88%, 2/01/22		28,124	29,670,820
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		48,043	47,232,274
5.00%, 5/01/25		39,191	37,721,337
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		17,400	17,530,500
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	6,575	7,170,355
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	15,159	15,543,432
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (a)		18,985	18,795,150
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		180	191,700
HCA, Inc.:
6.50%, 2/15/20		63,919	71,429,483
7.50%, 2/15/22		39,830	45,754,713
5.88%, 3/15/22 (i)		30,085	32,717,437

8	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
4.75%, 5/01/23	USD	3,328	$3,369,600
5.00%, 3/15/24		37,065	37,713,637
5.38%, 2/01/25		56,689	57,613,031
5.25%, 4/15/25		18,410	19,146,400
Series 1, 5.88%, 5/01/23		16,559	17,593,937
HealthSouth Corp.:
5.13%, 3/15/23		10,613	10,546,669
5.75%, 11/01/24		18,064	18,447,860
IDH Finance PLC, 6.00%, 12/01/18	GBP	4,356	6,926,453
Kindred Healthcare, Inc., 6.38%, 4/15/22	USD	5,809	5,801,739
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (a)		7,565	7,725,756
Omnicare, Inc.:
4.75%, 12/01/22		5,336	5,656,160
5.00%, 12/01/24		4,549	4,890,175
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (a)		7,007	7,007,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		7,389	8,026,301
4.75%, 6/01/20		14,290	14,513,281
3.79%, 6/15/20 (a)(b)		31,196	31,468,965
6.00%, 10/01/20		4,015	4,280,994
4.50%, 4/01/21		2,091	2,070,090
4.38%, 10/01/21		24,477	23,926,267
8.13%, 4/01/22		49,736	54,386,316
6.75%, 6/15/23 (a)		39,021	39,801,420
Truven Health Analytics, Inc., 10.63%, 6/01/20		13,510	14,151,725
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	9,791	15,845,531
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	9,230	9,599,200

			887,025,905
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (a)		8,779	9,042,370
Hotels, Restaurants & Leisure — 2.8%
ARAMARK Services, Inc., 5.75%, 3/15/20		27,082	28,273,608
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		25,724	26,431,410
Boyd Gaming Corp., 6.88%, 5/15/23		49,262	50,493,550
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(k)		4,339	4,404,085
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		2,535	2,671,890
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/01/24		5,970	6,036,864
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	7,350	7,908,186
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	5,303	8,727,740
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	20,015	20,789,581
International Game Technology PLC:
6.25%, 2/15/22 (a)		3,800	3,629,000
6.50%, 2/15/25 (a)		1,550	1,433,750
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	5,275	5,016,360
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		15,725	17,355,738
Jarden Corp., 6.13%, 11/15/22	USD	3,000	3,105,000
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	4,146	4,396,152
MGM Resorts International:
8.63%, 2/01/19	USD	7,871	8,894,230
5.25%, 3/31/20		25,386	25,576,395
6.75%, 10/01/20		25,931	27,486,860
6.63%, 12/15/21		35,785	37,395,325
7.75%, 3/15/22		8,356	9,191,600
6.00%, 3/15/23		5,250	5,315,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		7,309	7,455,180

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Pinnacle Entertainment, Inc., 6.38%, 8/01/21	USD	35,090	$37,239,263
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	6,677	7,754,544
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)	USD	15,248	15,591,080
Snai SpA, 7.63%, 6/15/18	EUR	6,859	7,857,056
Station Casinos LLC, 7.50%, 3/01/21	USD	42,100	45,047,000
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19 (a)		29,820	30,416,400
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	3,800	5,970,712
TUI AG, 5.00%, 10/01/19	EUR	1,273	1,468,879
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	9,045	14,958,329
Series A4, 5.66%, 6/30/27		6,314	10,118,866
Series N, 6.46%, 3/30/32		4,000	5,593,552
Vougeot Bidco PLC, 7.88%, 7/15/20		1,042	1,735,532
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/49 (a)	USD	2,406	6,016

			495,745,358
Household Durables — 1.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		3,733	3,854,323
Beazer Homes USA, Inc.:
5.75%, 6/15/19		20,213	19,909,805
7.50%, 9/15/21		9,800	9,873,500
6.63%, 4/15/18		9,697	10,024,274
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		10,392	10,236,120
D.R. Horton, Inc.:
4.00%, 2/15/20		18,207	18,110,503
4.38%, 9/15/22		4,582	4,444,540
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		10,599	10,810,980
Lennar Corp.:
4.50%, 6/15/19		3,598	3,669,960
4.50%, 11/15/19		10,751	10,885,387
4.75%, 11/15/22		13,245	13,013,213
Magnolia BC SA, 9.00%, 8/01/20	EUR	6,378	7,554,934
Pulte Group, Inc., 6.38%, 5/15/33	USD	14,565	14,747,063
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		18,779	19,013,737
6.13%, 4/01/25 (a)		18,897	19,038,727
Standard Pacific Corp.:
8.38%, 1/15/21		41,634	48,295,440
5.88%, 11/15/24		2,177	2,242,310
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		15,270	14,964,600
5.88%, 6/15/24		8,855	8,677,900
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,531	5,226,795
William Lyon Homes, Inc., 8.50%, 11/15/20		8,525	9,207,000
Woodside Homes Co. LLC/Woodside Homes
Finance, Inc., 6.75%, 12/15/21 (a)		15,105	14,274,225

			278,075,336
Household Products — 0.5%
HRG Group, Inc., 7.88%, 7/15/19 (a)		11,930	12,586,150
Spectrum Brands, Inc.:
6.75%, 3/15/20		662	697,086
6.38%, 11/15/20		14,053	14,861,047
6.63%, 11/15/22		21,524	22,923,060
6.13%, 12/15/24 (a)		10,786	11,298,335
5.75%, 7/15/25 (a)		22,251	22,584,765

			84,950,443

BLACKROCK FUNDS II	JUNE 30, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.:
4.88%, 5/15/23	USD	31,358	$29,476,520
5.50%, 3/15/24		5,136	4,943,400
Calpine Corp.:
6.00%, 1/15/22 (a)		22,593	23,892,097
5.38%, 1/15/23		19,831	19,483,957
5.88%, 1/15/24 (a)		12,884	13,624,830
5.50%, 2/01/24		31,562	30,536,235
Dynegy, Inc.:
6.75%, 11/01/19 (a)		40,525	42,166,263
7.38%, 11/01/22 (a)		5,920	6,201,200
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		3,225	3,402,710
Series C, 10.06%, 12/30/28		12,622	13,821,073
NRG Energy, Inc.:
7.88%, 5/15/21		8,433	8,981,145
6.25%, 5/01/24		12,586	12,491,605
NRG REMA LLC:
Series B, 9.24%, 7/02/17		598	626,194
Series C, 9.68%, 7/02/26		13,734	14,798,385

			224,445,614
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		21,215	22,381,825
CNO Financial Group, Inc., 4.50%, 5/30/20		4,445	4,511,675
Genworth Holdings, Inc., 4.80%, 2/15/24		7,945	6,932,013
HUB International Ltd., 7.88%, 10/01/21 (a)		13,486	13,755,720
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	5,275	8,251,557
Radian Group, Inc.:
3.00%, 11/15/17 (d)	USD	2,216	3,681,330
2.25%, 3/01/19 (d)		5,448	9,666,795
5.25%, 6/15/20		10,875	10,820,625

			80,001,540
Internet & Catalog Retail — 0.2%
Netflix, Inc.:
5.38%, 2/01/21		4,000	4,150,000
5.50%, 2/15/22 (a)		23,143	23,895,147
5.88%, 2/15/25 (a)		7,213	7,466,248
Selecta Group BV, 6.50%, 6/15/20	EUR	6,915	7,420,107

			42,931,502
Internet Software & Services — 0.2%
Equinix, Inc.:
5.38%, 1/01/22	USD	5,279	5,292,198
5.75%, 1/01/25		8,815	8,726,850
IAC/InterActiveCorp., 4.88%, 11/30/18		11,798	12,166,687
United Group BV, 7.88%, 11/15/20	EUR	12,710	14,950,807

			41,136,542
IT Services — 0.2%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (a)	USD	10,000	10,325,000
5.38%, 8/01/22 (a)		5,000	4,925,000
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		12,978	12,783,330
WEX, Inc., 4.75%, 2/01/23 (a)		15,201	14,668,965

			42,702,295
Life Sciences Tools & Services — 0.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)		8,222	7,214,805
DPx Holdings BV, 7.50%, 2/01/22 (a)		20,743	21,624,577
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		5,356	5,436,340

			34,275,722

Corporate Bonds	Par (000)		Value
Machinery — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)	USD	21,013	$19,437,025
Areva SA, 4.88%, 9/23/24	EUR	450	522,760
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		5,000	5,600,738
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		8,300	8,514,121
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (a)	USD	8,475	6,610,500
Oshkosh Corp., 5.38%, 3/01/25		4,482	4,482,000
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (k)	EUR	12,200	14,092,198
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(k)	USD	16,430	17,313,113
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (k)	EUR	5,104	5,994,346
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(k)	USD	44,359	47,852,271
SPX Corp., 6.88%, 9/01/17		3,634	3,915,635

			134,334,707
Media — 6.4%
Altice SA:
7.25%, 5/15/22	EUR	19,046	21,445,807
7.75%, 5/15/22 (a)	USD	37,735	36,508,613
6.25%, 2/15/25	EUR	10,019	10,611,218
7.63%, 2/15/25 (a)	USD	19,345	18,184,300
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		71,402	69,616,950
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		24,246	23,518,620
AMC Networks, Inc.:
7.75%, 7/15/21		8,424	9,097,920
4.75%, 12/15/22		5,988	5,988,000
Cablevision Systems Corp., 5.88%, 9/15/22		13,953	13,534,410
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		4,131	4,069,035
5.13%, 5/01/23 (a)		3,642	3,541,845
5.88%, 5/01/27 (a)		50,058	48,869,123
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(e)(j)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		10,205	9,267,416
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		18,776	19,245,400
Series A, 7.63%, 3/15/20		15,000	15,487,500
Series B, 7.63%, 3/15/20		12,945	13,495,163
Series B, 6.50%, 11/15/22		57,058	59,411,643
DISH DBS Corp.:
4.25%, 4/01/18		2,930	2,981,275
5.13%, 5/01/20		29,101	29,428,386
5.00%, 3/15/23		17,330	16,030,250
5.88%, 11/15/24		50,559	48,568,239
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		3,825	3,786,750
Gannett Co., Inc.:
4.88%, 9/15/21 (a)		11,429	11,343,283
5.50%, 9/15/24 (a)		8,106	8,024,940
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		5,055	5,465,719
iHeartCommunications, Inc.:
9.00%, 12/15/19		25,642	24,436,826
9.00%, 3/01/21		21,288	19,265,640
9.00%, 9/15/22		24,190	21,831,475
10.63%, 3/15/23 (a)		13,020	12,336,450
Interactive Data Corp., 5.88%, 4/15/19 (a)		36,524	36,706,620

10	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
LIN Television Corp.:
6.38%, 1/15/21	USD	13,070	$13,364,075
5.88%, 11/15/22 (a)		6,543	6,624,787
Live Nation Entertainment, Inc.:
7.00%, 9/01/20 (a)		7,741	8,224,813
5.38%, 6/15/22 (a)		3,850	3,850,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		7,975	7,945,094
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		13,295	13,560,900
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		12,076	12,725,085
The Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		2,000	2,020,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		25,521	25,010,580
Numericable-SFR SAS:
6.00%, 5/15/22 (a)		72,410	71,369,106
5.63%, 5/15/24	EUR	5,830	6,548,334
6.25%, 5/15/24 (a)	USD	10,155	9,989,981
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		4,104	4,155,300
5.63%, 2/15/24 (a)		5,315	5,434,588
5.63%, 2/15/24		5,097	5,211,683
Radio One, Inc., 7.38%, 4/15/22 (a)		4,415	4,326,700
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		9,410	9,856,975
Regal Entertainment Group, 5.75%, 2/01/25		3,919	3,825,924
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		9,775	9,726,125
5.75%, 8/01/21 (a)		3,085	3,169,838
4.63%, 5/15/23 (a)		8,330	7,819,787
6.00%, 7/15/24 (a)		8,470	8,554,700
5.38%, 4/15/25 (a)		50,170	48,414,050
TEGNA, Inc.:
5.13%, 10/15/19		6,686	6,886,580
5.13%, 7/15/20		4,121	4,224,025
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		4,806	4,757,940
Tribune Media Co., 5.88%, 7/15/22 (a)		25,525	25,716,437
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		19,910	20,295,756
5.75%, 1/15/23	EUR	7,274	8,717,402
5.63%, 4/15/23		1,032	1,238,615
4.00%, 1/15/25		12,241	13,919,842
3.50%, 1/15/27		2,264	2,474,554
Univision Communications, Inc.:
8.50%, 5/15/21 (a)	USD	7,962	8,380,005
6.75%, 9/15/22 (a)		4,000	4,230,000
5.13%, 5/15/23 (a)		47,409	45,986,730
5.13%, 2/15/25 (a)		54,999	53,085,035
Virgin Media Finance PLC:
7.00%, 4/15/23	GBP	4,500	7,530,168
5.75%, 1/15/25 (a)	USD	33,090	33,090,000

			1,154,360,331
Metals & Mining — 2.6%
Alcoa, Inc.:
6.15%, 8/15/20		11,850	12,908,193
5.13%, 10/01/24		81,274	82,289,925
5.90%, 2/01/27		1,200	1,269,000
6.75%, 1/15/28		2,652	2,950,350
5.95%, 2/01/37		1,480	1,476,300
Constellium NV:
8.00%, 1/15/23 (a)		42,096	43,148,400
5.75%, 5/15/24 (a)		24,557	21,855,730
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	6,947	7,543,510

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)	USD	14,574	$13,936,387
7.25%, 5/15/22 (a)		14,506	13,871,363
FMG Resources August 2006 Pty Ltd.:
9.75%, 3/01/22 (a)		25	25,813
6.88%, 4/01/22 (a)		11,065	7,759,331
Global Brass & Copper, Inc., 9.50%, 6/01/19		13,055	14,295,225
Novelis, Inc., 8.75%, 12/15/20		81,088	85,750,560
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	6,744	7,407,663
Ovako AB, 6.50%, 6/01/19		5,951	6,467,163
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	10,410	10,488,075
Steel Dynamics, Inc.:
5.13%, 10/01/21		19,490	19,528,980
6.38%, 8/15/22		12,995	13,596,019
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		9,453	9,547,530
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		86,383	91,242,044

			467,357,561
Multiline Retail — 1.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	14,212	21,991,196
Enterprise Funding Ltd., 3.50%, 9/10/20 (d)		3,300	4,861,024
Family Dollar Stores, Inc., 5.00%, 2/01/21 (i)	USD	14,478	14,984,455
Family Tree Escrow LLC:
5.25%, 3/01/20 (a)		21,373	22,361,501
5.75%, 3/01/23 (a)		88,697	92,688,365
Hema Bondco I BV, 6.25%, 6/15/19	EUR	13,565	12,552,064
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	13,690	21,015,539

			190,454,144
Oil, Gas & Consumable Fuels — 11.9%
Antero Resources Corp.:
6.00%, 12/01/20	USD	11,459	11,516,295
5.38%, 11/01/21		20,724	19,895,040
5.13%, 12/01/22		8,520	8,051,400
Arch Coal, Inc.:
7.00%, 6/15/19		4,986	722,970
7.25%, 6/15/21		4,070	569,800
Baytex Energy Corp., 5.13%, 6/01/21 (a)		6,143	5,759,063
Berry Petroleum Co. LLC:
6.75%, 11/01/20		7,992	6,313,680
6.38%, 9/15/22		5,276	4,115,280
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		155,630	155,629,813
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		21,332	20,212,070
5.75%, 2/01/23		20,163	18,096,293
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		13,793	12,736,456
California Resources Corp.:
5.50%, 9/15/21		55,698	48,468,400
6.00%, 11/15/24		110,210	94,780,600
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		8,941	9,410,403
6.25%, 4/15/23		21,858	21,912,645
Chaparral Energy, Inc., 7.63%, 11/15/22		7,240	5,212,800
Chesapeake Energy Corp.:
6.63%, 8/15/20		5	4,875
6.88%, 11/15/20		5,696	5,553,600
6.13%, 2/15/21		13,448	12,641,120
5.75%, 3/15/23		7,829	7,085,245
Cimarex Energy Co., 4.38%, 6/01/24		5,529	5,460,883
Concho Resources, Inc.:
5.50%, 10/01/22		12,250	12,188,750
5.50%, 4/01/23		35,901	35,901,000

BLACKROCK FUNDS II	JUNE 30, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 5.88%, 4/15/22	USD	111,441	$94,724,850
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		29,717	30,757,095
7.75%, 2/15/23 (a)		9,490	10,106,850
Denbury Resources, Inc.:
6.38%, 8/15/21		12,421	11,924,160
5.50%, 5/01/22		7,292	6,508,110
4.63%, 7/15/23		6,186	5,196,240
Diamondback Energy, Inc., 7.63%, 10/01/21		29,519	31,585,330
Energy Transfer Equity LP:
7.50%, 10/15/20		18,517	20,877,917
5.88%, 1/15/24		61,891	64,180,967
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		48,240	51,554,088
6.38%, 6/15/23 (a)		16,277	16,317,693
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		1,805	1,782,438
6.00%, 5/15/23		23,873	23,884,937
Gulfport Energy Corp., 7.75%, 11/01/20		16,443	17,224,043
Halcon Resources Corp.:
8.63%, 2/01/20 (a)		31,073	30,684,587
8.88%, 5/15/21		11,476	7,545,470
9.25%, 2/15/22		7,697	4,983,807
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (a)		8,823	9,175,920
5.00%, 12/01/24 (a)		23,449	21,988,127
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		7,355	7,005,637
Kinder Morgan, Inc., 7.75%, 1/15/32		2,842	3,257,080
Laredo Petroleum, Inc., 7.38%, 5/01/22		10,530	11,082,825
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		9,260	7,500,600
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		12,928	10,116,160
8.63%, 4/15/20		9,451	7,751,805
7.75%, 2/01/21		11,334	8,812,185
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/23		26,394	25,866,120
4.88%, 6/01/25		43,072	42,102,880
Matador Resources Co., 6.88%, 4/15/23 (a)		5,874	5,998,823
MEG Energy Corp.:
6.50%, 3/15/21 (a)		41,571	40,012,087
6.38%, 1/30/23 (a)		14,708	13,604,900
7.00%, 3/31/24 (a)		78,656	75,411,440
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		6,413	6,108,383
6.88%, 8/01/22		20,199	18,269,995
Memorial Resource Development Corp., 5.88%, 7/01/22		50,575	48,840,277
Newfield Exploration Co., 5.38%, 1/01/26		5,526	5,470,740
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		5,876	6,022,900
9.63%, 6/01/19 (a)		6,500	6,581,250
7.77%, 12/15/37 (a)		19,240	20,394,400
Oasis Petroleum, Inc.:
6.50%, 11/01/21		6,115	6,084,425
6.88%, 1/15/23		9,390	9,272,625
Offshore Group Investment Ltd., 7.50%, 11/01/19		9,345	5,747,175
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		17,938	17,982,845
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		39,175	39,750,481
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23 (a)		6,100	6,130,500

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc., 7.75%, 10/15/22	USD	5,610	$5,862,450
Peabody Energy Corp.:
6.00%, 11/15/18		12,300	5,904,000
6.50%, 9/15/20		11,139	3,787,260
6.25%, 11/15/21 (i)		7,020	2,386,800
7.88%, 11/01/26		14,190	4,753,650
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21 (i)		16,122	17,049,015
Petrobras Global Finance BV, 3.25%, 4/01/19	EUR	1,805	1,909,143
Precision Drilling Corp.:
6.63%, 11/15/20	USD	2,008	1,967,840
5.25%, 11/15/24		22,752	19,794,240
QEP Resources, Inc.:
6.88%, 3/01/21		6,005	6,230,187
5.38%, 10/01/22		7,384	7,130,729
5.25%, 5/01/23		9,818	9,400,735
Range Resources Corp.:
5.75%, 6/01/21		3,099	3,184,223
5.00%, 3/15/23		4,035	3,954,300
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/01/22		5,146	5,227,291
5.50%, 4/15/23		5,964	6,070,159
4.50%, 11/01/23 (i)		35,665	34,416,725
Rockies Express Pipeline LLC:
6.00%, 1/15/19 (a)		20,632	21,508,860
5.63%, 4/15/20 (a)		15,213	15,555,293
6.88%, 4/15/40 (a)		19,889	20,833,727
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		11,807	11,541,343
5.63%, 11/15/23 (a)		9,976	9,651,780
Rosetta Resources, Inc.:
5.88%, 6/01/22		13,065	13,946,887
5.88%, 6/01/24		8,590	9,255,725
RSP Permian, Inc., 6.63%, 10/01/22 (a)		10,735	10,976,537
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		15,420	15,728,400
5.63%, 4/15/23		15,964	15,909,084
5.75%, 5/15/24		52,950	52,751,437
5.63%, 3/01/25 (a)		32,467	32,142,330
Sabine Pass LNG LP, 6.50%, 11/01/20		5,055	5,231,925
Sanchez Energy Corp.:
7.75%, 6/15/21		4,174	4,153,130
6.13%, 1/15/23		62,585	56,013,575
SandRidge Energy, Inc.:
8.75%, 1/15/20		7,373	3,981,420
8.75%, 6/01/20 (a)		7,417	6,730,927
7.50%, 2/15/23		11,653	4,925,723
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		58,541	62,112,001
6.75%, 5/01/23 (a)		8,618	8,596,455
SM Energy Co.:
6.13%, 11/15/22 (a)		44,079	45,299,988
6.50%, 1/01/23		5,230	5,360,750
5.00%, 1/15/24		20,597	19,515,657
5.63%, 6/01/25		15,382	15,225,104
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21		8,734	9,148,865
5.50%, 8/15/22		2,815	2,688,325
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (a)		8,197	8,524,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		7,824	8,136,960

12	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21	USD	6,255	$6,520,837
6.25%, 10/15/22 (a)		90	93,150
Whiting Petroleum Corp.:
6.50%, 10/01/18		4,490	4,546,125
5.00%, 3/15/19		3,170	3,106,600
5.75%, 3/15/21		13,633	13,414,872
6.25%, 4/01/23 (a)		26,831	26,629,767
WPX Energy, Inc., 5.25%, 9/15/24		10,010	9,221,713

			2,136,428,547
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		6,441	6,102,847
Norbord, Inc., 6.25%, 4/15/23 (a)		11,895	12,132,305
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		14,252	14,323,260

			32,558,412
Pharmaceuticals — 3.9%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(k)		5,695	5,795,317
Concordia Healthcare Corp., 7.00%, 4/15/23 (a)		16,144	16,144,000
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (a)		4,213	4,423,650
7.25%, 1/15/22 (a)		4,121	4,378,563
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6.00%, 7/15/23 (a)		36,064	36,875,440
6.00%, 2/01/25 (a)		64,693	65,744,261
Horizon Pharma Financing, Inc., 6.63%, 5/01/23 (a)		14,490	15,105,825
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		10,715	10,903,048
5.75%, 8/01/22 (a)		5,905	6,037,863
5.50%, 4/15/25 (a)		9,304	9,024,880
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		14,373	15,343,177
PRA Holdings, Inc., 9.50%, 10/01/23 (a)		2,708	3,026,190
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		3,600	3,775,500
5.38%, 3/15/20 (a)		50,622	52,267,215
7.00%, 10/01/20 (a)		26,728	27,797,120
6.38%, 10/15/20 (a)		66,231	69,749,522
7.50%, 7/15/21 (a)		42,896	46,166,820
6.75%, 8/15/21 (a)		8,200	8,548,500
5.63%, 12/01/21 (a)		15,974	16,333,415
7.25%, 7/15/22 (a)		4,420	4,696,250
5.50%, 3/01/23 (a)		53,407	53,941,070
4.50%, 5/15/23	EUR	15,675	16,923,086
5.88%, 5/15/23 (a)	USD	114,858	117,729,450
6.13%, 4/15/25 (a)		86,250	88,729,687

			699,459,849
Professional Services — 0.1%
CEB, Inc., 5.63%, 6/15/23 (a)		7,537	7,574,685
TMF Group Holding BV, 9.88%, 12/01/19	EUR	5,225	6,221,675

			13,796,360
Real Estate Investment Trusts (REITs) — 0.8%
Communications Sales & Leasing, Inc.:
6.00%, 4/15/23 (a)	USD	5,150	5,036,752
8.25%, 10/15/23 (a)		16,292	16,006,890
Corrections Corp. of America, 4.63%, 5/01/23		5,000	4,900,000

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)	USD	8,171	$7,946,297
Felcor Lodging LP, 6.00%, 6/01/25 (a)		24,077	24,438,155
The GEO Group, Inc.:
5.88%, 1/15/22		12,290	12,781,600
5.13%, 4/01/23		12,070	12,039,825
5.88%, 10/15/24		15,710	16,181,300
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(d)		4,310	6,723,600
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(d)		8,980	9,064,187
4.00%, 11/01/17		5,910	5,806,575
5.00%, 7/01/19		6,195	6,109,819
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (a)		17,344	16,997,120

			144,032,120
Real Estate Management & Development — 1.9%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (k)	GBP	4,308	8,461,481
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	10,400	10,784,009
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,969	7,411,170
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		65,790	61,966,285
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		34,955	37,095,994
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		5,067	5,371,020
Kennedy-Wilson, Inc., 5.88%, 4/01/24		9,356	9,309,220
Realogy Group LLC:
7.63%, 1/15/20 (a)		124,899	132,268,041
9.00%, 1/15/20 (a)		5,358	5,773,245
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		25,339	25,597,458
5.25%, 12/01/21 (a)(i)		41,056	41,569,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		3,669	3,613,965
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (e)(j)		1,115	—

			349,221,088
Road & Rail — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance , Inc., 5.25%, 3/15/25 (a)		12,888	12,098,610
EC Finance PLC, 5.13%, 7/15/21	EUR	7,840	9,087,785
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	17,833	17,877,583
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (a)(k)		9,076	6,829,878
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,749	7,845,863

			53,739,719
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		5,170	4,562,525
7.00%, 7/01/24		3,410	2,881,450
Micron Technology, Inc.:
5.25%, 1/15/24 (a)		39,435	37,241,428
5.50%, 2/01/25 (a)		7,810	7,317,970
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (a)		18,718	18,858,385
5.75%, 2/15/21 (a)		9,240	9,609,600
4.63%, 6/15/22 (a)		11,466	11,308,343

BLACKROCK FUNDS II	JUNE 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
5.75%, 3/15/23 (a)	USD	19,962	$20,760,480

			112,540,181
Software — 1.9%
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,931	1,984,103
6.13%, 11/01/23 (a)		8,368	8,598,120
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		7,358	5,959,980
First Data Corp.:
7.38%, 6/15/19 (a)		11,401	11,851,339
6.75%, 11/01/20 (a)		26,412	27,914,315
8.25%, 1/15/21 (a)		61,835	65,235,925
11.25%, 1/15/21		10,348	11,486,280
10.63%, 6/15/21		14,190	15,715,425
11.75%, 8/15/21		15,021	16,898,625
8.75% (8.75% Cash or 10.00% PIK), 1/15/22 (a)(k)		16,153	17,172,658
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(k)		32,329	32,409,823
Infor U.S., Inc., 6.50%, 5/15/22 (a)		52,033	52,943,577
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		12,462	12,306,225
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		15,782	15,860,910
Open Text Corp., 5.63%, 1/15/23 (a)		19,521	19,325,790
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		15,327	16,284,937
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		12,806	12,934,060

			344,882,092
Specialty Retail — 1.1%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	7,520	7,922,585
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	10,775	11,206,000
Autodis SA, 6.50%, 2/01/19	EUR	917	1,060,656
CST Brands, Inc., 5.00%, 5/01/23	USD	4,076	4,055,620
Dufry Finance SCA, 5.50%, 10/15/20 (a)		2,777	2,858,935
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,922	3,150,082
8.88%, 8/15/18 (a)		5,639	9,242,098
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)	USD	43,689	45,982,673
Penske Automotive Group, Inc.:
5.75%, 10/01/22		18,196	18,923,840
5.38%, 12/01/24		18,540	18,771,750
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	5,771	8,886,183
Series A7, 5.27%, 3/30/24		7,345	10,906,805
Punch Taverns Finance PLC, Series M3, 6.07%, 10/15/27 (a)(b)		7,544	11,201,496
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22	USD	11,000	11,467,500
5.50%, 11/01/23		11,247	11,696,880
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,872,873
THOM Europe SAS, 7.38%, 7/15/19	EUR	10,580	12,266,940

			192,472,916
Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp., 6.38%, 12/15/23	USD	7,359	7,800,540
Nokia OYJ:
5.00%, 10/26/17 (d)	EUR	6,700	19,037,537
5.38%, 5/15/19	USD	2,500	2,643,875
6.63%, 5/15/39		18,385	19,947,725

			49,429,677

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25 (a)	USD	12,172	$11,776,410
Polymer Group, Inc., 6.88%, 6/01/19 (a)		2,930	2,695,600
PVH Corp.:
4.50%, 12/15/22		5,000	4,950,000
7.75%, 11/15/23		450	529,875
Springs Industries, Inc., 6.25%, 6/01/21		9,233	9,025,257
Twin Set-Simona Barbieri SpA, 5.89%, 7/15/19 (b)	EUR	3,357	3,338,362
The William Carter Co., 5.25%, 8/15/21	USD	7,767	7,961,175

			40,276,679
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		16,390	16,103,175
6.88%, 4/15/22 (a)		25,888	25,240,800
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		9,040	9,401,600

			50,745,575
Trading Companies & Distributors — 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21 (a)		38,370	39,473,137
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,160,611
5.13%, 3/15/21		11,125	11,236,250
5.50%, 2/15/22		6,860	7,001,522
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		5,985	6,089,737
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		6,554	6,947,240
5.63%, 10/01/24 (a)		13,315	13,348,287
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		18,635	19,147,463
HD Supply, Inc.:
11.00%, 4/15/20		93,306	103,840,247
7.50%, 7/15/20		157,733	166,802,647
5.25%, 12/15/21 (a)		79,973	81,072,629
International Lease Finance Corp.:
6.25%, 5/15/19		5,000	5,406,250
5.88%, 8/15/22		27,445	29,640,600
Travis Perkins PLC, 4.38%, 9/15/21	GBP	6,039	9,655,739
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	6,115	6,524,644
8.25%, 2/01/21		4,999	5,342,681
7.63%, 4/15/22		8,406	9,099,495
6.13%, 6/15/23		11,525	11,769,906
5.75%, 11/15/24		21,809	21,481,865
5.50%, 7/15/25		12,139	11,729,309

			566,770,259
Transportation Infrastructure — 0.0%
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	154	178,914
Silk Bidco AS, 7.50%, 2/01/22		5,299	6,033,138

			6,212,052
Wireless Telecommunication Services — 3.6%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/01/40 (a)(d)	USD	19,191	20,798,246
Crown Castle International Corp., 5.25%, 1/15/23		24,549	24,726,980
Digicel Group Ltd., 7.13%, 4/01/22 (a)		20,700	19,658,790
Digicel Ltd., 6.00%, 4/15/21 (a)		64,790	62,465,335
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		3,296	3,225,960
Intelsat Luxembourg SA, 8.13%, 6/01/23		12,500	10,375,000
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	14,425	15,237,450
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	7,000	7,280,000

14	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Play Finance 2 SA, 5.25%, 2/01/19	EUR	6,741	$7,717,377
SBA Communications Corp.:
5.63%, 10/01/19	USD	8,850	9,204,000
4.88%, 7/15/22		37,665	36,676,294
Sprint Capital Corp.:
6.88%, 11/15/28		4,225	3,633,500
8.75%, 3/15/32		12,000	11,670,000
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		86,005	97,122,006
7.00%, 3/01/20 (a)		35,836	38,978,817
Sprint Corp.:
7.25%, 9/15/21		31,000	30,225,000
7.88%, 9/15/23		63,077	61,518,998
7.13%, 6/15/24		47,110	43,699,236
7.63%, 2/15/25		37,937	35,755,623
T-Mobile USA, Inc.:
6.25%, 4/01/21		33,520	34,358,000
6.73%, 4/28/22		9,345	9,742,163
6.00%, 3/01/23		14,487	14,831,066
6.38%, 3/01/25		52,255	53,430,737

			652,330,578
Total Corporate Bonds — 76.8%			13,786,933,805

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.0%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		7,823	6,865,060
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		9,392	8,766,480
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		9,780	9,129,094
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		1,686	1,573,982
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		13,490	12,591,854

			32,061,410
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		11,690	11,595,077
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.63%, 9/10/18		4,876	4,668,682
Term Loan B757-200 (N554), 1.63%, 9/10/18		4,919	4,709,623
Term Loan B757-300 (N550), 1.63%, 3/10/17		4,843	4,637,436
Term Loan B757-300 (N583), 2.25%, 3/10/17		4,556	4,453,490
Term Loan B757-300 (N584), 2.25%, 3/10/17		4,564	4,460,950

			34,525,258
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		3,957	3,952,535
Building Products — 0.1%
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		10,594	10,475,127

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	27,346	$23,244,429
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	921	1,028,142
Refinanced Term B Loan, 3.75%, 2/01/20	USD	1,288	1,285,776
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		12,840	12,037,500

			37,595,847
Commercial Services & Supplies — 0.1%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/01/20		1,620	1,611,900
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		18,766	18,677,694

			20,289,594
Communications Equipment — 0.1%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		4,839	4,825,402
CommScope, Inc., Tranche 5 Term Loan, 3.00%, 5/27/22		8,780	8,761,738
Riverbed Technology, Inc., Term Loan, 6.00%, 4/24/22		11,416	11,524,843

			25,111,983
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		13,752	13,405,463
Construction Materials — 0.1%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/13/22		11,019	11,018,688
Diversified Consumer Services — 0.3%
Houghton Mifflin Harcourt Co., Term Loan, 3.00%, 5/28/21		28,385	28,243,075
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		16,997	16,983,255

			45,226,330
Diversified Financial Services — 0.0%
SS&C European Holdings S.à r.l., Term Loan B2, 3.25%, 6/29/22		3,880	3,877,151
Diversified Telecommunication Services — 0.5%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		53,656	51,796,992
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,117	1,119,053
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		9,120	9,042,115
LightSquared LP, Tranche B Loan, 17.00%, 10/01/20		10,278	16,238,719
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		9,999	9,890,533

			88,087,412
Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		41,047	41,029,440
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		36,387	36,450,558

			77,479,998

BLACKROCK FUNDS II	JUNE 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Energy Equipment & Services — 0.0%
American Energy - Marcellus LLC, Initial Term Loan (First Lien), 5.25%, 8/04/20	USD	2,944	$2,272,111
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		18,450	18,438,561
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		5,571	5,566,098
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		6,647	6,769,288
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		6,320	6,311,906

			18,647,292
Hotels, Restaurants & Leisure — 1.0%
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22		46,392	46,739,597
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		88,140	79,722,494
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		5,771	5,763,699
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		42,188	42,233,141

			174,458,931
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan (10/12), 4.00%, 10/09/19		7,816	7,806,165
Insurance — 0.0%
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), 3.75%, 3/01/21		7,548	7,420,950
Life Sciences Tools & Services — 0.0%
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/15/22		7,665	7,645,837
Machinery — 0.5%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		26,746	25,769,655
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		50,231	49,414,524
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		7,051	7,038,421

			82,222,600
Media — 0.8%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		8,074	8,029,096
Term Loan (Second Lien), 7.50%, 7/25/22		17,060	17,116,810
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 7.00%, 6/30/15		7,781	1
Term Loan, 6.00%, 3/31/20		46,209	46,208,519
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.94%, 1/30/19		30,916	28,506,444
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		11,719	11,748,023
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		24,298	24,081,509

			135,690,402
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		15,883	15,795,695

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.2%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18	USD	37,934	$38,010,244
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		1,080	1,080,480

			39,090,724
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I S.à r.l., Bridge Loan, 2.75%, 6/24/16		19,267	19,242,916
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		3,305	3,301,300
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		16,108	16,080,937

			38,625,153
Professional Services — 0.1%
Trans Union LLC, 2015 Term B-2 Loan, 3.75%, 4/09/21		8,267	8,188,425
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		1,155	1,143,822
Road & Rail — 0.2%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		30,997	30,787,594
Software — 1.1%
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		23,402	23,318,455
First Data Corp.:
2018 New Dollar Term Loan, 3.69%, 3/23/18		67,971	67,691,187
2018B Second New Term Loan, 3.69%, 9/24/18		7,750	7,722,333
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		29,030	28,607,134
Informatica Corp., USD Term Loan (First Lien), 3.50%, 6/03/22		28,514	28,433,876
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		22,993	23,682,386
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., Term Loan B1, 3.25%, 6/29/22		17,221	17,210,767
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		7,047	7,036,344

			203,702,482
Total Floating Rate Loan Interests — 6.7%			1,201,908,600

Foreign Agency Obligations		Par (000)	Value
Canada — 0.1%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		15,342	15,399,533
Germany — 0.0%
HSH Nordbank AG:
0.79%, 2/14/17 (b)	EUR	6,669	5,419,334
0.83%, 2/14/17 (b)		5,997	4,880,610
Total Foreign Agency Obligations — 0.1%			25,699,477

16	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
Pershing Square Holdings Ltd. (a)		16,500,000	$16,528,925
Uranium Participation Corp. (e)		1,150,920	4,819,305
Total Investment Companies — 0.1%			21,348,230

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.4%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ, 5.42%, 10/10/45	USD	2,250	2,318,231
BXHTL Mortgage Trust, Series 2015-JWRZ, Class DR, 2.35%, 5/15/29 (a)(b)		20,100	19,335,076
Commercial Mortgage Pass-Through Certificates, Series 2014-KYO, Class F, 3.69%, 6/11/27 (a)(b)		3,000	3,002,829
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		6,000	5,610,600
Credit Suisse Commercial Mortgage Trust, Series 2014-SURF, Class E, 3.29%, 2/15/29 (a)(b)		2,000	1,999,058
Credit Suisse Mortgage Capital Certificates, Series 2014-TIKI, Class F, 4.01%, 9/15/38 (a)(b)		3,000	2,976,267
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a)(b)		5,000	4,694,350
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		15,075	13,899,331
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		1,000	951,430
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		17,991	18,234,220
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		2,146	2,185,555
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		175	175,056

			75,382,003
Total Non-Agency Mortgage-Backed Securities — 0.4%			75,382,003

Other Interests (l)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (e)(j)		7,955	69,606
Lear Corp., Escrow (e)(j)		7,495	65,581

			135,187
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(j)		9,030	982,013
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(j)		5,675	617,156
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(j)		5,500	584,375
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(j)		2,520	274,050
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(j)		1,000	106,250

			2,563,844
Electric Utilities — 0.0%
Mirant America Corp., Escrow (e)(j)		3,270	—
Mirant America, Inc., Escrow (e)(j)		1,880	—

Other Interests (l)		Beneficial Interest (000)	Value
Electric Utilities (concluded)
Mirant Americas Generation LLC, Escrow (e)(j)	USD	1,215	—

			—
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (e)(g)		20	$26,987,240
Media — 0.0%
Adelphia Communications Corp., Escrow (e)(j)		27,425	3
Adelphia Communications Corp., Escrow (e)(j)		800	6,000
Adelphia Communications Corp., Escrow (e)(j)		325	2,438
Century Communications, Escrow (e)(j)		625	—

			8,441
Total Other Interests — 0.2%			29,694,712

Preferred Securities		Par (000)	Value

Capital Trusts
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(m)	EUR	5,200	5,760,905
7.00% (b)(m)		7,200	8,036,968
Banco Santander SA, 6.25% (b)(m)		6,100	6,679,887
Bank of America Corp.:
Series AA, 6.10% (b)(m)	USD	22,824	22,538,700
Series V, 5.13% (b)(m)		32,845	32,179,889
Series X, 6.25% (b)(m)		76,801	76,465,380
Series Z, 6.50% (b)(m)		24,350	25,202,250
Bank of Ireland, 7.38% (b)(m)	EUR	4,275	4,742,163
Barclays PLC, 8.00% (b)(m)		4,000	4,726,973
Citigroup, Inc.:
5.95% (b)(m)	USD	29,345	28,904,825
Series O, 5.88% (b)(m)		6,570	6,584,454
Series P, 5.95% (b)(m)		32,965	31,817,818
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(m)		22,725	24,037,369
Series R, 6.00% (b)(m)		14,850	14,738,625
Series S, 6.75% (b)(m)		41,368	44,198,812
Series V, 5.00% (b)(m)		30,900	30,243,375
Series X, 6.10% (b)(m)		19,825	19,894,387
Series Z, 5.30% (b)(m)		13,525	13,424,915
Santander UK Group Holdings PLC, 7.38% (b)(m)	GBP	3,635	5,681,547
Wells Fargo & Co.:
Series S, 5.90% (b)(m)	USD	20,950	21,002,375
Series U, 5.88% (b)(m)		74,355	76,124,649

			502,986,266
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., Series L, 5.70% (b)(m)		56,462	56,665,263
Morgan Stanley:
Series H, 5.45% (b)(m)		35,365	35,099,763
Series J, 5.55% (b)(m)		18,205	18,073,014
State Street Corp., 5.25% (b)(m)		1,474	1,475,843
UBS Group AG:
5.75% (b)(m)	EUR	6,250	7,069,904
7.00% (b)(m)	USD	5,575	5,683,713

			124,067,500

BLACKROCK FUNDS II	JUNE 30, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Consumer Finance — 0.2%
American Express Co., Series C, 4.90% (b)(m)	USD	33,825	$32,769,660
Diversified Telecommunication Services — 0.0%
Orange SA, 4.00% (b)(m)	EUR	7,625	8,638,884
Electric Utilities — 0.0%
Gas Natural Fenosa Finance BV, 3.38% (b)(m)		8,700	8,789,912
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV, 4.20% (b)(m)		11,000	12,462,652
Total Capital Trusts — 3.8%			689,714,874

Preferred Stocks		Shares	Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 7.50% (m)		8,077	8,108,497
Banks — 0.0%
Royal Bank of Scotland Group PLC, Series T, 7.25% (m)		84,000	2,131,080
Consumer Finance — 0.0%
Ally Financial, Inc., 8.50% (m)		115,283	3,049,235
Diversified Financial Services — 0.2%
Concrete Investment I SCA (e)(m)		85,000	12,508,640
Concrete Investment I SCA - Stapled (e)(f)(m)		85,000	1
Concrete Investment II SCA (e)(m)		120,971	17,802,149
RBS Capital Funding Trust VI, 6.25% (m)		400,000	9,836,000

			40,146,790
Hotels, Restaurants & Leisure — 1.0%
Amaya, Inc. (d)(e)(m)		131,343	167,054,836
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(m)	2,827,000		3,007,221
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15, cost $3,002,609) (e)(h)(m)	3,002,609		3,033,836
Total Preferred Stocks — 1.3%			226,531,495

Preferred Securities	Shares	Value

Trust Preferreds
Consumer Finance — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	2,348,443	$61,012,549
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VII, Series G, 6.08% (m)	1,552,068	37,917,021
Total Trust Preferreds — 0.6%		98,929,570
Total Preferred Securities — 5.7%		1,015,175,939

Warrants (n)	Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19)	11,931	136,491
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15) (o)	136,259,718	315,394
Peninsula Energy Ltd. (Expires 12/31/17) (o)	78,447,216	199,736
Peninsula Energy Ltd. (Expires 12/31/18) (o)	140,092,341	648,530

		1,163,660
Total Warrants — 0.0%		1,300,151
Total Long-Term Investments (Cost — $17,756,778,166) — 97.8%		17,555,580,377

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (p)(q)	246,228,267	246,228,267
Total Short-Term Securities (Cost — $246,228,267) — 1.4%		246,228,267

Options Purchased		Value
(Cost — $10,198,844) — 0.0%		11,697,973
Total Investments Before Options Written (Cost — $18,013,205,277*) — 99.2%		17,813,506,617

Options Written		Value
(Premiums Received — $ 3,323,538) — (0.0)%		(4,071,353)
Total Investments Net of Options Written — 99.2%		17,809,435,264
Other Assets Less Liabilities — 0.8%		147,019,309

Net Assets — 100.0%		$17,956,454,573

Notes to Consolidated Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,037,692,773

Gross unrealized appreciation	$379,965,763
Gross unrealized depreciation	(604,151,919)

Net unrealized depreciation	$(224,186,156)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Zero-coupon bond.
(d)	Convertible security.
(e)	Non-income producing security.

18	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(f)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	All or a portion of security is held by a wholly owned subsidiary.

(h)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $26,444,372 and an original cost of $22,955,188 which was 0.1% of its net assets.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(o)	During the period ended June 30, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2014	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at June 30, 2015	Value Held at June 30, 2015	Realized Gain
Peninsula Energy Ltd.	277,576,315	280,184,680	—	557,760,995	$9,448,568	—
Peninsula Energy Ltd.	$19,200,000	—	$(19,200,000)	—	—
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	136,259,718	—	—	136,259,718	$315,394	—
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	78,447,216	—	—	78,447,216	$199,736	—
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	—	140,092,341	—	140,092,341	$648,530	—
Richland-Stryker Generation LLC	10,487,500	—	(10,487,500)	—	—	$79,356

(p)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Shares Purchased		Shares Sold	Shares Held at June 30, 2015	Value Held at June 30, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund,
Institutional Class	49,351,065	196,877,202	[1]	—	246,228,267	$246,228,267	$254,230	$47,561
iShares iBoxx $ High Yield Corporate
Bond ETF	—	9,285,096		(9,285,096)	—	—	$11,246,061	$(7,303,989)

[1]	Represents net shares purchased.

(q)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.39%	4/27/15	Open	$14,803,755	$14,814,130
RBC Capital Markets, LLC	0.39%	4/27/15	Open	8,151,200	8,156,913
RBC Capital Markets, LLC	0.50%	4/28/15	Open	27,750,000	27,774,667
RBC Capital Markets, LLC	0.50%	4/29/15	Open	28,623,155	28,648,200
RBC Capital Markets, LLC	0.39%	5/19/15	Open	35,849,200	35,851,919
RBC Capital Markets, LLC	0.50%	5/19/15	Open	50,400,630	50,400,863
RBC Capital Markets, LLC	0.39%	6/04/15	Open	16,323,525	16,323,702
RBC Capital Markets, LLC	0.50%	6/04/15	Open	30,225,000	30,235,974
Citigroup Global Markets, Inc.	(2.25)%	6/10/15	Open	2,590,000	2,590,000
RBC Capital Markets, LLC	(1.00)%	6/16/15	Open	1,940,000	1,940,000
Total				$216,656,465	$216,736,368

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of June 30, 2015, financial futures contracts were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
(5,105)	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	USD	524,385,600	$4,545,874
(1,374)	Russell 2000 Mini Index Futures	InterContinental Exchange	September 2015	USD	171,804,960	1,521,737
Total						$6,067,611

BLACKROCK FUNDS II	JUNE 30, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,959,000	USD	2,406,254	Citibank N.A.	7/21/15	$(37,863)
EUR	1,724,000	USD	1,884,347	Barclays Bank PLC	7/21/15	38,212
EUR	427,000	USD	471,749	Goldman Sachs International	7/21/15	4,430
EUR	1,262,000	USD	1,443,260	Goldman Sachs International	7/21/15	(35,911)
EUR	8,018,000	USD	8,763,357	Goldman Sachs International	7/21/15	178,102
EUR	10,000,000	USD	11,129,627	Goldman Sachs International	7/21/15	22,105
EUR	1,575,000	USD	1,776,447	Morgan Stanley & Co. International PLC	7/21/15	(20,049)
EUR	5,437,000	USD	6,210,269	Morgan Stanley & Co. International PLC	7/21/15	(147,073)
EUR	1,553,000	USD	1,733,083	Royal Bank of Scotland PLC	7/21/15	(1,219)
EUR	1,600,000	USD	1,795,070	Royal Bank of Scotland PLC	7/21/15	(10,793)
EUR	2,500,000	USD	2,831,484	State Street Bank and Trust Co.	7/21/15	(43,551)
EUR	850,000	USD	934,105	UBS AG	7/21/15	13,792
GBP	1,567,000	USD	2,338,124	Citibank N.A.	7/21/15	123,644
GBP	2,254,000	USD	3,443,553	Citibank N.A.	7/21/15	97,497
GBP	1,136,000	USD	1,736,029	Goldman Sachs International	7/21/15	48,635
GBP	6,829,000	USD	10,592,439	Royal Bank of Scotland PLC	7/21/15	135,967
GBP	1,101,000	USD	1,731,613	Standard Chartered Bank	7/21/15	(1,935)
GBP	2,589,000	USD	4,055,345	TD Securities, Inc.	7/21/15	11,992
USD	11,408,514	AUD	14,898,000	Barclays Bank PLC	7/21/15	(71,551)
USD	279,428,091	CAD	342,305,000	Royal Bank of Canada	7/21/15	5,446,223
USD	12,185,343	CAD	15,013,000	Royal Bank of Scotland PLC	7/21/15	168,896
USD	5,014,632	EUR	4,475,000	Bank of America N.A.	7/21/15	24,232
USD	11,068,618	EUR	9,884,000	Bank of America N.A.	7/21/15	46,246
USD	9,276,847	EUR	8,617,000	Barclays Bank PLC	7/21/15	(332,600)
USD	3,657,469	EUR	3,341,000	BNP Paribas S.A.	7/21/15	(68,325)
USD	808,129	EUR	725,127	Citibank N.A.	7/21/15	(513)
USD	887,966	EUR	792,000	Goldman Sachs International	7/21/15	4,749
USD	1,335,203	EUR	1,191,000	Goldman Sachs International	7/21/15	7,032
USD	2,245,402	EUR	1,992,390	Goldman Sachs International	7/21/15	23,542
USD	6,365,996	EUR	5,871,000	Goldman Sachs International	7/21/15	(181,185)
USD	11,008,639	EUR	10,242,000	Goldman Sachs International	7/21/15	(412,964)
USD	753,868	EUR	663,000	HSBC Bank USA N.A.	7/21/15	14,508
USD	3,756,082	EUR	3,347,000	HSBC Bank USA N.A.	7/21/15	23,597
USD	4,765,980	EUR	4,237,600	HSBC Bank USA N.A.	7/21/15	40,323
USD	6,215,412	EUR	5,516,000	HSBC Bank USA N.A.	7/21/15	64,117
USD	994,491	EUR	890,000	Morgan Stanley & Co. International PLC	7/21/15	1,987
USD	1,748,478	EUR	1,541,000	Morgan Stanley & Co. International PLC	7/21/15	29,996
USD	1,165,529	EUR	1,041,000	Royal Bank of Scotland PLC	7/21/15	4,633
USD	1,345,089	EUR	1,202,000	Royal Bank of Scotland PLC	7/21/15	4,651
USD	6,571,868	EUR	5,828,000	Royal Bank of Scotland PLC	7/21/15	72,639
USD	559,556	EUR	519,000	State Street Bank and Trust Co.	7/21/15	(19,219)
USD	2,169,407	EUR	1,950,000	State Street Bank and Trust Co.	7/21/15	(5,180)
USD	15,499,750	EUR	14,425,000	UBS AG	7/21/15	(586,624)
USD	735,083,865	EUR	682,992,000	UBS AG	7/21/15	(26,570,503)
USD	347,945,964	GBP	235,326,000	Barclays Bank PLC	7/21/15	(21,752,806)
USD	556,877	GBP	354,137	Citibank N.A.	7/21/15	525
USD	5,214,090	GBP	3,415,000	State Street Bank and Trust Co.	7/21/15	(150,898)

20	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,476,684	GBP	13,527,000	State Street Bank and Trust Co.	7/21/15	$225,674
Total						$(43,572,816)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR S&P 500 ETF Trust	Put	USD	203.00	7/17/15	57,343	$11,697,972

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	107	$1

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR S&P 500 ETF Trust	Put	USD	195.00	7/17/15	57,343	$(4,071,353)

•	As of June 30, 2015, centrally cleared credit default swaps - sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 24 Version 2	5.00%	Chicago Mercantile	6/20/20	B+	USD 508,588	$1,820,164

•	As of June 30, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Realogy Group LLC	5.00%	JPMorgan Chase Bank N.A.	9/20/15	B	USD	5,000	$56,721	$(16,343)	$73,064
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	112,864	(53,862)	166,726
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	2,612,089	(901)	2,612,990
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	BB-	USD	14,000	1,905,596	(705,662)	2,611,258
Total							$4,687,270	$(776,768)	$5,464,038

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx USD High Yield	1-month LIBOR minus 4.00%[1]	Morgan Stanley & Co. International PLC	7/20/15	USD	1,000	$(792,906)	—	$(792,906)
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	9/20/15	USD	25,000	28,406	—	28,406
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	9/20/15	USD	25,000	(1,965)	—	(1,965)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/15	USD	61,000	129,247	—	129,247
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/15	USD	50,000	233,538	—	233,538

BLACKROCK FUNDS II	JUNE 30, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/15	USD	70,000	$213,672	—	$213,672
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/15	USD	50,000	(847,717)	—	(847,717)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/15	USD	44,000	953,546	—	953,546
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/15	USD	14,000	(66,064)	—	(66,064)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/15	USD	7,000	(33,032)	—	(33,032)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	12/20/15	USD	85,000	(1,256,340)	—	(1,256,340)
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	3/20/16	USD	100,000	(1,810,766)	—	(1,810,766)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/16	USD	95,000	(1,890,542)	—	(1,890,542)
Total						$(5,140,923)	—	$(5,140,923)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$422,342,437	$158,689,227	$581,031,664
Common Stocks	$510,372,503	286,903,198	19,830,095	817,105,796
Corporate Bonds	—	13,594,045,631	192,888,174	13,786,933,805
Floating Rate Loan Interests	—	1,155,899,300	46,009,300	1,201,908,600
Foreign Agency Obligations	—	25,699,477	—	25,699,477
Investment Companies	4,819,305	16,528,925	—	21,348,230
Non-Agency Mortgage-Backed Securities	—	50,436,327	24,945,676	75,382,003
Other Interests	—	2,572,282	27,122,430	29,694,712
Preferred Securities	113,945,885	700,830,592	200,399,462	1,015,175,939
Warrants	963,924	—	336,227	1,300,151
Short-Term Securities	246,228,267	—	—	246,228,267
Options Purchased:
Equity Contracts	11,697,972	1	—	11,697,973

Total	$888,027,856	$16,255,258,170	$670,220,591	$17,813,506,617

22	BLACKROCK FUNDS II	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$7,284,202	—	$7,284,202
Equity contracts	$6,067,611	—	—	6,067,611
Foreign currency exchange contracts	—	6,877,946	—	6,877,946
Interest rate contracts	—	1,558,409	—	1,558,409
Liabilities:
Equity contracts	(4,071,353)	(792,906)	—	(4,864,259)
Foreign currency exchange contracts	—	(50,450,762)	—	(50,450,762)
Interest rate contracts	—	(5,906,426)	—	(5,906,426)

Total	$1,996,258	$(41,429,537)	—	$(39,433,279)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,511,317	—	—	$2,511,317
Foreign currency at value	1,704,054	—	—	1,704,054
Cash pledged for financial futures contracts	30,481,200	—	—	30,481,200
Cash pledged as collateral for OTC derivatives	7,260,000	—	—	7,260,000
Cash pledged for centrally cleared swaps	22,098,830	—	—	22,098,830
Liabilities:
Reverse repurchase agreements	—	$(216,736,368)	—	(216,736,368)
Cash received as collateral for OTC derivatives	—	(6,610,000)	—	(6,610,000)

Total	$64,055,401	$(223,346,368)	—	$(159,290,967)

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of September 30, 2014	$38,085,464	$154,184,529	$205,992,731	$117,940,815	—	$30,122,694	$187,093,298	—	$733,419,531
Transfers into Level 3	6,318,352	205,921	—	1,615,950	—	—	—	$582,432	8,722,655
Transfers out of Level 3[1]	(26,249,081)	(107,368,301)	—	(49,140,238)	—	—	—	—	(182,757,620)
Accrued discounts/premiums	152,830	—	(122,280)	595,092	$3,919	—	—	—	629,561
Net realized gain (loss)	(1,504,818)	(16,341,968)	(26,506,019)	(485,924)	—	79,356	—	—	(44,759,373)
Net change in unrealized appreciation (depreciation)[2]	5,987,606	(12,367,330)	29,679,192	(3,173,772)	174,652	(3,000,264)	(2,589,703)	(246,205)	14,464,176
Purchases	148,818,616	1,536,344	20,965,441	20,173,390	24,767,105	—	15,895,867	—	232,156,763
Sales	(12,919,742)	(19,100)	(37,120,891)	(41,516,013)	—	(79,356)	—	—	(91,655,102)

Closing Balance, as of June 30, 2015	$158,689,227	$19,830,095	$192,888,174	$46,009,300	$24,945,676	$27,122,430	$200,399,462	$336,227	$670,220,591

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[2]	$5,060,332	$(28,701,334)	$2,401,614	$(525,687)	$174,652	$(2,861,156)	$(2,589,703)	$(246,205)	$(27,287,487)

[1]

As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $182,757,620 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS II	JUNE 30, 2015	23

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

As of June 30, 2015, the following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $430,049,703.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	7,728,914	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	4.63x - 5.13x
			Current Fiscal Year EBITDA Multiple[1]	4.88x - 5.38x
			Discontinued Operations Expected Sale Proceeds[1]	$70[4]
	12,101,165	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[1]	CAD[5] $0.053 - $0.27[6]
			PV-10 Multiple[1,2]	0.025x - 0.11x6
Corporate Bonds	6,835,942	Par	Call Price[1]	—
	186,046,213	Discounted Cash Flow	Internal Rate of Return[3]	9.50% - 10.00%
Other Interests	26,987,240	Market Comparable Companies	Tangible Book Value Multiple[1]	1.20x
	135,187	Last Dealer Mark - Stale	N/A	—
Warrants	136,491	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120.00%
	199,736	Black-Scholes	Implied Volatility[1]	58.76%

Total	$240,170,888

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[4]	Amount is stated in millions.

[5]	Canadian Dollar

[6]	The weighted average of unobservable inputs are as follows: CAD $0.24 for 2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple, and 0.10x for PV-10 Multiple.

24	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2007-1A, Class A1S, 0.49%, 4/20/21 (a)(b)	USD	1,430	$1,424,052
Series 2012-1AR, Class A1R, 1.53%, 9/20/23 (a)(b)		42,010	41,907,005
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.45%, 5/10/32 (a)(b)		3,402	3,380,993
American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.33%, 7/10/18 (a)		4,635	4,633,424
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		6,232	6,211,233
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		10,769	10,880,890
Series 2012-4, Class B, 1.31%, 11/08/17		3,270	3,273,571
Series 2013-1, Class D, 2.09%, 2/08/19		10,155	10,129,521
Series 2014-4, Class D, 3.07%, 11/09/20		28,000	28,193,536
Apidos CDO IV, Series 2006-4A, Class C, 1.03%, 10/27/18 (a)(b)		7,500	7,394,587
Apidos CDO V, Series 2007-5A, Class A1S, 0.51%, 4/15/21 (a)(b)		13,944	13,816,475
Apidos Cinco CDO Ltd., Series 2007-CA, Class A2A, 0.51%, 5/14/20 (a)(b)		30,889	30,622,405
APOLLO Trust, Series 2009-1, Class A3, 3.33%, 6/03/17 (b)	AUD	4,870	3,786,105
Atrium VII, Series 7AR, Class AR, 1.38%, 11/16/22 (a)(b)	USD	7,450	7,436,195
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.80%, 1/27/23 (b)	EUR	8,656	9,689,141
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	13,445	13,373,307
BA Credit Card Trust, Series 2014-A1, Class A, 0.57%, 6/15/21 (b)		15,055	15,045,997
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		13,205	13,302,308
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23		20,000	19,995,600
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,530,247
Series 2015-2, Class A3, 1.37%, 3/16/20		59,365	59,419,438
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		28,000	27,620,572
Series 2015-A2, Class A, 1.59%, 2/18/20		61,200	61,520,566
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.58%, 1/19/23 (a)(b)		7,831	7,822,852
Series 2012-2A, Class A1R, 1.63%, 12/05/24 (a)(b)		20,250	20,231,819
Series 2012-3A, Class A1L, 1.66%, 1/29/25 (a)(b)		10,000	9,975,333
COA Caerus CLO Ltd., Series 2007-6A, Class A1, 0.92%, 12/13/19 (a)(b)		644	641,947
Colony American Homes, Series 2015-1A, Class A, 1.39%, 7/17/32 (a)(b)		14,500	14,341,993
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		25	25,790
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.50%, 7/15/21 (a)(b)		10,317	10,194,669
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 4.89%, 5/25/36 (b)		1,121	1,571,483

Asset-Backed Securities		Par (000)	Value
Series 2007-7, Class 2A2, 0.35%, 10/25/47 (b)	USD	1,025	$1,021,728
Credit Acceptance Auto Loan Trust:
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	6,042,300
Series 2015-1A, Class A, 2.00%, 7/15/22 (a)		21,055	21,086,203
Crusade ABS Trust, Series 2012-1, Class A, 3.05%, 7/12/23 (b)	AUD	5,953	4,604,959
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	USD	43,000	42,690,357
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28%, 6/17/19 (a)		18,715	18,758,905
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 0.52%, 10/20/20 (a)(b)		4,880	4,852,890
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)		12,950	12,962,011
Fore CLO Ltd., Series 2007-1A, Class A2, 0.73%, 7/20/19 (a)(b)		8,225	8,095,330
Four Corners CLO III Ltd., Series 2006-3A, Class C, 0.96%, 7/22/20 (a)(b)		8,000	7,764,282
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.78%, 4/20/23 (a)(b)		8,250	8,250,000
Series 2012-7A, Class BR, 3.28%, 4/20/23 (a)(b)		5,550	5,550,000
Series 2012-7A, Class CR, 4.28%, 4/20/23 (a)(b)		2,100	2,100,000
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class B, 0.97%, 11/20/20 (a)(b)		10,000	9,748,851
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		240	130,893
Hillmark Funding Ltd., Series 2006-1A, Class A1, 0.53%, 5/21/21 (a)(b)		5,518	5,441,945
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		126	124,735
ING Investment Management CLO Ltd., Series 2012-1RA, Class A1R, 1.48%, 3/14/22 (a)(b)		29,775	29,760,746
Invitation Homes Trust:
Series 2014-SFR3, Class A, 1.39%, 12/17/31 (a)(b)		9,780	9,689,310
Series 2015-SFR2, Class A, 1.54%, 6/17/32 (a)(b)		20,373	20,306,246
Series 2015-SFR3, Class A, 1.48%, 8/17/32 (a)(b)		28,300	28,272,464
Katonah Ltd., Series 2007-10A, Class A2B, 0.53%, 4/17/20 (a)(b)		5,471	5,444,436
LCM XII LP, Series 2015-12A, Class AR, 1.54%, 10/19/22 (a)(b)		29,750	29,750,000
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		16,510	16,510,000
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.08%, 4/22/22 (a)(b)		1,900	1,900,062
Series 2012-8AR, Class DR, 4.13%, 4/22/22 (a)(b)		1,000	1,003,959
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.88%, 7/25/26 (a)(b)		1,750	1,702,476
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.30%, 3/19/18 (b)	EUR	7,963	8,841,364

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Muir Woods CLO Ltd., Series 2012-1A, Class X, 1.54%, 9/14/23 (a)(b)	USD	375	$374,892
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 0.89%, 9/16/24 (a)(b)		3,286	3,280,343
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class XR, 1.53%, 7/25/23 (a)(b)		250	249,985
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		25,820	25,907,401
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,300,101
Oaktree Enhanced Income Funding Ltd., Series 2013-2A, Class A, 1.48%, 4/20/23 (a)(b)		1,000	995,963
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.20%, 4/20/21 (a)(b)		10,944	10,937,492
OHA Park Avenue CLO I Ltd., Series 2007-1A, Class A1B, 0.52%, 3/14/22 (a)(b)		11,295	11,139,598
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		19,955	20,066,748
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		25,500	25,635,405
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		10,215	10,294,575
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		40,300	40,872,663
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		12,250	12,581,485
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		15,905	15,917,088
Palmer Square CLO Ltd., Series 2014-1A, Class A1, 1.54%, 10/17/22 (a)(b)		15,000	14,971,867
PFS Financing Corp.:
Series 2014-AA, Class B, 1.14%, 2/15/19 (a)(b)		4,400	4,404,941
Series 2015-AA, Class A, 0.81%, 4/15/20 (a)(b)		10,015	10,013,117
Progress Residential Trust, Series 2015-SFR1, Class A, 1.59%, 2/17/32 (a)(b)		13,550	13,509,296
Regatta Funding Ltd., Series 2007-1A, Class A1L, 0.54%, 6/15/20 (a)(b)		3,272	3,257,967
Santander Drive Auto Receivables Trust:
Series 2011-4, Class E, 7.20%, 11/15/18		12,295	12,805,095
Series 2012-1, Class E, 6.77%, 2/15/19 (a)		16,945	17,763,105
Series 2012-2A, Class E, 5.95%, 4/15/19 (a)		19,455	20,283,666
Series 2012-3, Class C, 3.01%, 4/16/18		14,302	14,410,728
Series 2012-5, Class C, 2.70%, 8/15/18		2,670	2,700,062
Series 2012-6, Class C, 1.94%, 3/15/18		2,470	2,480,917
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		6,415	6,421,005
Series 2013-3, Class D, 2.42%, 4/15/19		13,290	13,437,851
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,678,439
Series 2014-2, Class C, 2.33%, 11/15/19		4,602	4,659,870
Series 2014-4, Class C, 2.60%, 11/16/20		10,065	10,205,729
Series 2014-4, Class D, 3.10%, 11/16/20		3,500	3,525,725
Series 2014-5, Class C, 2.46%, 6/15/20		12,525	12,648,559
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		1,499	1,504,156
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		4,229	4,239,237

Asset-Backed Securities		Par (000)	Value
Silver Bay Realty Trust, Series 2014-1, Class A, 1.19%, 9/17/31 (a)(b)	USD	11,585	$11,444,068
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.45%, 7/15/36 (b)		2,297	2,284,384
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.69%, 3/15/22 (b)		2,948	2,926,858
Series 2004-A, Class A3, 0.69%, 6/15/33 (b)		3,500	3,353,563
Series 2004-B, Class A2, 0.49%, 6/15/21 (b)		3,671	3,651,264
Series 2004-B, Class A3, 0.62%, 3/15/24 (b)		6,000	5,753,328
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.69%, 1/15/43 (a)(b)		6,258	6,645,039
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		7,950	8,348,812
Series 2011-C, Class A1, 1.59%, 12/15/23 (a)(b)		6,069	6,085,922
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		8,725	9,369,917
Series 2012-B, Class A1, 1.29%, 12/15/21 (a)(b)		458	459,076
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)		3,904	3,915,507
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)		1,847	1,851,025
Series 2012-E, Class A2B, 1.94%, 6/15/45 (a)(b)		10,725	11,016,763
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,471,832
Series 2013-C, Class A1, 1.04%, 2/15/22 (a)(b)		12,124	12,159,574
Series 2014-A, Class A2B, 1.34%, 1/15/26 (a)(b)		2,500	2,518,497
SLM Student Loan Trust:
Series 2003-11, Class A6, 1.04%, 12/15/25 (a)(b)		11,900	11,884,506
Series 2013-4, Class A, 0.73%, 6/25/27 (b)		12,246	12,286,037
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.38%, 3/25/33 (a)(b)		18,907	18,907,597
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.49%, 11/25/33 (b)		1,038	1,027,833
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		17,590	17,699,247
Springleaf Funding Trust, Series 2015-AA,
Class A, 3.16%, 11/15/24 (a)		20,000	20,237,260
SWAY Residential Trust, Series 2014-1, Class A, 1.49%, 1/17/20 (a)(b)		12,659	12,658,893
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.61%, 11/16/20		40,605	40,742,773
Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,319,938
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)		14,885	14,762,184
Voya CLO Ltd., Series 2013-1A, Class A1, 1.42%, 4/15/24 (a)(b)		2,500	2,474,108
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.52%, 12/20/20 (a)(b)		6,790	6,748,115
WG Horizons CLO, Series 2006-1A, Class A1, 0.54%, 5/24/19 (a)(b)		10,979	10,890,795
World Financial Network Credit Card Master Trust:
Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,796,012

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-A, Class A, 1.61%, 12/15/21	USD	10,000	$9,983,870
Series 2014-C, Class A, 1.54%, 8/15/21		18,000	18,060,840
Series 2015-A, Class A, 0.67%, 2/15/22 (b)		22,415	22,404,353
Total Asset-Backed Securities — 28.0%			1,472,414,367

Capital Trusts		Par (000)	Value
Aerospace & Defense — 0.5%
United Technologies Corp., 1.78%, 5/04/18 (c)		25,000	25,076,875

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		2,118	2,138,479
Airlines — 1.3%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		7,653	7,921,309
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		887	931,361
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		224	235,520
Series 2009-1, 9.00%, 7/08/16		7,683	8,202,083
Series 2009-2, Class B, 9.25%, 5/10/17		10,269	11,295,549
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17 (a)		6,250	6,390,625
Series 2010-2, Class B, 6.75%, 11/23/15		2,000	2,035,000
Series 2012-1, Class B, 6.88%, 5/07/19 (a)		3,571	3,874,640
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		1,159	1,212,228
UAL Pass-Through Trust, Series 2009-2B, 12.00%, 1/15/16 (a)		2,201	2,321,907
US Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		2,562	2,606,603
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,526,250
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		7,650	7,975,266
Series 2013-1B, 6.00%, 4/23/22 (a)		13,330	13,762,975

			70,291,316
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		5,500	5,534,375
Banks — 8.7%
ANZ New Zealand International Ltd., 1.75%, 3/29/18 (a)		13,040	13,037,822
Associated Banc-Corp., 2.75%, 11/15/19		25,016	25,045,294
Bank of America Corp.:
6.50%, 8/01/16		26,504	27,958,381
5.42%, 3/15/17		3,565	3,777,485
2.60%, 1/15/19		11,000	11,119,790
2.65%, 4/01/19		25,000	25,296,175
2.25%, 4/21/20		11,500	11,290,700
The Bank of Nova Scotia, 1.95%, 1/30/17 (a)		65,000	65,996,060
Barclays PLC, 2.00%, 3/16/18		26,230	26,172,478
CIT Group, Inc., 4.25%, 8/15/17		15,455	15,686,825
Citigroup, Inc., 1.70%, 4/27/18		9,000	8,942,148
HSBC USA, Inc., 1.70%, 3/05/18		22,665	22,602,649

Corporate Bonds		Par (000)	Value
Banks (concluded)
Huntington Bancshares, Inc., 2.60%, 8/02/18	USD	2,000	$2,025,134
ING Bank NV, 1.80%, 3/16/18 (a)		11,720	11,727,278
JPMorgan Chase & Co.:
1.35%, 2/15/17		12,000	12,010,476
1.70%, 3/01/18		11,000	10,961,368
2.35%, 1/28/19		12,008	12,054,267
Regions Financial Corp., 2.00%, 5/15/18		17,000	16,988,576
Royal Bank of Canada, 1.20%, 9/19/17		43,370	43,302,343
Santander Bank N.A., 8.75%, 5/30/18		15,107	17,608,946
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,785	3,795,447
Standard Chartered PLC, 1.50%, 9/08/17 (a)		18,530	18,488,289
Swedbank AB, 1.60%, 3/02/18 (a)		16,780	16,720,934
Westpac Banking Corp., 1.38%, 5/30/18 (a)		35,000	34,860,420

			457,469,285
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,323,290
Biotechnology — 0.0%
Baxalta, Inc., 2.00%, 6/22/18 (a)		980	978,710
Capital Markets — 3.2%
American Capital, Ltd., 6.50%, 9/15/18 (a)		7,181	7,450,287
Credit Suisse, 1.70%, 4/27/18		22,775	22,616,281
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16		8,733	8,941,282
3.63%, 2/07/16		53,352	54,216,249
5.75%, 10/01/16		5,000	5,275,360
2.60%, 4/23/20		32,010	31,849,598
Morgan Stanley:
4.75%, 3/22/17		8,000	8,439,568
5.55%, 4/27/17		1,400	1,500,365
2.20%, 12/07/18		6,165	6,200,239
UBS AG, 1.93%, 3/26/18		22,440	22,406,609

			168,895,838
Chemicals — 0.1%
Lubrizol Corp., 8.88%, 2/01/19		4,195	5,154,778
Commercial Services & Supplies — 0.4%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	15,117,815
4.63%, 1/31/18 (a)		1,000	1,035,671
Leucadia National Corp., 8.13%, 9/15/15		6,450	6,526,561

			22,680,047
Communications Equipment — 0.0%
CommScope, Inc., 4.38%, 6/15/20 (a)		1,925	1,944,250
Consumer Finance — 2.8%
Ally Financial Inc.:
5.50%, 2/15/17		15,000	15,637,500
6.25%, 12/01/17		3,254	3,473,645
Capital One Financial Corp.:
3.15%, 7/15/16		10,000	10,188,120
6.75%, 9/15/17		2,000	2,213,358
Ford Motor Credit Co. LLC:
3.98%, 6/15/16		1,790	1,831,838
1.72%, 12/06/17		47,000	46,755,976
2.24%, 6/15/18		10,000	10,006,760
General Motors Financial Co., Inc.:
2.75%, 5/15/16		8,145	8,242,316
2.63%, 7/10/17		14,610	14,768,986
4.75%, 8/15/17		1,930	2,036,756
3.00%, 9/25/17		10,000	10,195,130
2.40%, 4/10/18		13,000	13,032,318
3.25%, 5/15/18		1,450	1,482,979

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
Synchrony Financial, 1.88%, 8/15/17	USD	6,700	$6,697,226

			146,562,908
Diversified Financial Services — 0.9%
CNH Industrial Capital LLC:
3.88%, 11/01/15		4,020	4,030,050
6.25%, 11/01/16		7,500	7,781,250
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		8,280	8,709,525
7.13%, 9/01/18 (a)		3,680	4,103,200
Voya Financial, Inc., 2.90%, 2/15/18		22,549	23,139,694

			47,763,719
Diversified Telecommunication Services — 0.1%
AT&T Inc., 2.45%, 6/30/20		4,570	4,479,829
Windstream Services LLC, 7.88%, 11/01/17		704	748,000

			5,227,829
Electric Utilities — 0.1%
Exelon Corp., 1.55%, 6/09/17		5,335	5,342,581
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,089,947

			6,432,528
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	6,957,495
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		3,930	3,931,407
Health Care Providers & Services — 0.4%
HCA, Inc.:
6.50%, 2/15/16		9,860	10,161,913
3.75%, 3/15/19		8,400	8,463,000

			18,624,913
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 1.20%, 2/05/16		3,000	3,003,762
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	4,280	7,078,495
Series M, 7.40%, 3/28/24		4,920	7,885,111

			17,967,368
Household Durables — 0.5%
D.R. Horton, Inc., 4.75%, 5/15/17	USD	1,980	2,054,250
Lennar Corp., 4.75%, 12/15/17		4,332	4,505,280
M/I Homes, Inc., 8.63%, 11/15/18		17,310	17,915,850
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,940,850

			26,416,230
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 3.28%, 6/01/19 (b)		9,234	9,234,000
Insurance — 1.5%
AIA Group Ltd., 2.25%, 3/11/19 (a)		6,215	6,174,136
American International Group, Inc., 5.60%, 10/18/16		24,000	25,322,424
Aon Corp., 3.13%, 5/27/16		7,841	7,997,498
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,522,393
Genworth Holdings, Inc.:
6.52%, 5/22/18		5,750	6,037,500
7.70%, 6/15/20		6,050	6,549,004
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		9,000	9,022,014
XLIT Ltd., 2.30%, 12/15/18		4,000	4,026,944

			78,651,913
IT Services — 0.3%
Computer Sciences Corp., 2.50%, 9/15/15		5,631	5,647,775

Corporate Bonds		Par (000)	Value
IT Services (concluded)
The Western Union Co., 2.38%, 12/10/15	USD	8,000	$8,047,688

			13,695,463
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		7,000	7,665,000
Crane Co., 2.75%, 12/15/18		1,000	1,019,764
The Manitowoc Co., Inc., 8.50%, 11/01/20		7,750	8,185,937
Pentair Finance SA, 1.35%, 12/01/15		4,480	4,486,012

			21,356,713
Media — 1.1%
Cablevision Systems Corp., 8.63%, 9/15/17		1,973	2,150,570
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		6,620	6,698,447
DISH DBS Corp., 4.63%, 7/15/17		1,820	1,874,600
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,931,737
Omnicom Group, Inc., 5.90%, 4/15/16		4,192	4,345,046
Sky PLC:
6.10%, 2/15/18 (a)		9,277	10,190,024
2.63%, 9/16/19 (a)		20,595	20,455,572

			59,645,996
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		1,900	1,968,875
Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		8,183	8,556,816
Oil, Gas & Consumable Fuels — 1.0%
Chesapeake Energy Corp.:
3.25%, 3/15/16		10,030	9,992,387
6.50%, 8/15/17		1,820	1,863,225
El Paso Corp., 7.00%, 6/15/17		5,539	6,023,463
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (b)		9,795	10,260,263
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		5,312	5,804,800
Kinder Morgan, Inc.:
2.00%, 12/01/17		3,780	3,768,528
3.05%, 12/01/19		5,680	5,673,712
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	8,146,427

			51,532,805
Pharmaceuticals — 1.6%
AbbVie, Inc.:
1.75%, 11/06/17		9,170	9,194,035
1.80%, 5/14/18		12,780	12,742,440
2.50%, 5/14/20		2,655	2,627,762
Actavis Funding SCS, 2.45%, 6/15/19		1,650	1,643,420
Actavis, Inc., 1.88%, 10/01/17		12,629	12,644,104
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		25,000	26,458,675
Mylan, Inc., 7.88%, 7/15/20 (a)		15,095	15,724,839
Zoetis, Inc., 1.15%, 2/01/16		2,000	2,000,440

			83,035,715
Real Estate Investment Trusts (REITs) — 0.8%
HCP, Inc.:
5.63%, 5/01/17		7,320	7,823,565
6.70%, 1/30/18		5,440	6,066,927
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,717,849
Prologis LP, 4.50%, 8/15/17		5,660	6,000,557
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,962,814

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)	USD	7,665	$7,686,378

			41,258,090
Real Estate Management & Development — 0.0%
Trafford Centre Finance Ltd., 0.77%, 7/28/15 (b)	GBP	67	103,754
Road & Rail — 0.9%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)	USD	6,000	6,595,584
Kansas City Southern de Mexico SA de CV, 0.98%, 10/28/16 (b)		14,000	13,937,364
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)		12,000	12,083,892
3.75%, 5/11/17 (a)		1,460	1,510,535
3.38%, 3/15/18 (a)		5,000	5,153,160
2.88%, 7/17/18 (a)		6,748	6,873,654

			46,154,189
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,141,066
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		833	839,247

			18,980,313
Specialty Retail — 0.4%
QVC, Inc., 3.13%, 4/01/19		19,780	19,647,039
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, 3.75%, 11/15/18		14,000	14,595,476
Tobacco — 0.9%
Reynolds American, Inc.:
2.30%, 6/12/18		7,025	7,077,519
3.25%, 6/12/20		1,220	1,235,740
RJ Reynolds Tobacco Co.:
3.50%, 8/04/16		15,000	15,336,540
2.30%, 8/21/17		20,717	20,789,758

			44,439,557
Trading Companies & Distributors — 1.1%
Air Lease Corp.:
4.50%, 1/15/16		4,000	4,057,500
2.13%, 1/15/18		21,140	20,928,600
3.38%, 1/15/19		8,500	8,659,375
Aircastle Ltd., 6.75%, 4/15/17		13,819	14,717,235
GATX Corp., 1.25%, 3/04/17		9,600	9,571,680

			57,934,390
Wireless Telecommunication Services — 0.7%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)		23,513	23,513,000
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		10,000	11,292,600

			34,805,600
Total Corporate Bonds — 30.9%			1,621,891,469

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals — 0.0%
OXEA Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		640	600,000
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,446	7,639,746

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	USD	10,393	$10,395,030

			18,034,776
Total Floating Rate Loan Interests — 0.4%			18,634,776

Foreign Government Obligations		Par (000)	Value
Brazil — 0.0%
Federative Republic of Brazil:
4.25%, 1/07/25		1,561	1,507,145
5.63%, 1/07/41		850	811,750

			2,318,895
Cyprus — 0.6%
Republic of Cyprus:
3.75%, 11/01/15	EUR	12,930	14,361,701
4.75%, 6/25/19		4,705	5,455,194
4.63%, 2/03/20		8,454	9,713,740

			29,530,635
Iceland — 0.7%
Republic of Iceland:
4.88%, 6/16/16 (a)	USD	12,880	13,329,242
4.88%, 6/16/16		23,640	24,464,540

			37,793,782
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (a)		1,078	1,049,756
Republic of Indonesia:
5.38%, 10/17/23 (a)		614	660,817
5.88%, 1/15/24 (a)		214	236,470
6.63%, 2/17/37 (a)		349	394,370

			2,341,413
Mexico — 0.1%
United Mexican States:
4.75%, 6/14/18	MXN	19,000	1,213,758
8.50%, 12/13/18		8,650	613,704
4.00%, 10/02/23	USD	1,040	1,068,600
6.05%, 1/11/40		88	99,880
4.75%, 3/08/44		1,060	1,007,000
5.55%, 1/21/45		297	315,934

			4,318,876
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	8,690	125,110
Slovenia — 1.0%
Republic of Slovenia:
4.75%, 5/10/18 (a)	USD	34,270	36,414,754
2.25%, 3/25/22	EUR	15,260	17,419,721

			53,834,475
Total Foreign Government Obligations — 2.5%			130,263,186

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.9%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.83%, 11/25/33 (b)	USD	1,072	$1,071,523
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.08%, 7/25/34 (b)		1,545	1,547,501
Series 2004-7, Class 4A, 2.58%, 10/25/34 (b)		500	495,493
Berica ABS Srl, Series 2012-2, Class A1, 0.29%, 11/30/51 (b)	EUR	5,629	6,256,025
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.40%, 12/25/35 (a)(b)(e)	USD	40	39,235
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.72%, 2/25/35 (b)		835	788,870
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,570	2,517,801
Series 2005-HYB8, Class 2A1, 2.67%, 12/20/35 (b)		1,886	1,720,059
Crusade Global Trust, Series 2006-2, Class A1, 0.33%, 11/15/37 (b)		16,514	16,440,688
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		346	345,478
Granite Master Issuer PLC:
Series 2006-1A, Class A1, 0.26%, 12/20/54 (a)(b)		1,906	1,898,609
Series 2006-1A, Class A5, 0.33%, 12/20/54 (a)(b)		6,367	6,343,350
Series 2006-3, Class A3, 0.27%, 12/20/54 (b)		18,283	18,210,562
Series 2007-2, Class 2A1, 0.27%, 12/17/54 (b)		5,736	5,712,669
Series 2007-2, Class 4A1, 0.28%, 12/17/54 (b)		1,451	1,445,165
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.68%, 12/22/54 (a)(b)		5,397	5,435,516
MortgageIT Trust, Series 2004-1, Class A1, 0.97%, 11/25/34 (b)		2,911	2,782,531
National RMBS Trust, Series 2012-2, Class A1, 3.14%, 6/20/44 (b)	AUD	3,339	2,614,477
Progress Trust, Series 2007-1GA, Class 1A, 0.42%, 8/19/38 (a)(b)	USD	4,575	4,556,176
Rochester Financing No.1 PLC, Series 1, Class A1, 2.02%, 7/16/46 (b)	GBP	4,794	7,510,512
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 9/25/34 (b)	USD	1,706	1,514,793
TORRENS Trust, Series 2013-1, Class A, 3.00%, 4/12/44 (b)	AUD	17,060	13,159,286
Walsh Acceptance, Series 1997-2, Class A, 2.19%, 3/01/27 (a)(b)	USD	17	5,253

			102,411,572
Commercial Mortgage-Backed Securities — 11.9%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		6,010	6,192,253
Series 2007-3, Class A1A, 5.75%, 6/10/49 (b)		4,021	4,292,852
Series 2007-4, Class A1A, 5.77%, 2/10/51 (b)		5,017	5,368,396
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	7,066,594
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.79%, 4/10/49 (b)		4,150	4,372,262
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.39%, 2/15/28 (a)(b)		5,000	4,973,540

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	USD	7,160	$7,267,751
Series 2007-PW17, Class A1A, 5.88%, 6/11/50 (b)		11,874	12,747,000
Series 2007-PW17, Class A3, 5.74%, 6/11/50		598	597,203
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		5,000	5,449,225
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.59%, 12/15/27 (a)(b)		18,255	18,261,462
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		13,674	14,185,763
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.33%, 11/15/44 (b)		5,970	6,421,756
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		3,994	4,280,170
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)		3,729	3,730,874
Series 2012-9W57, Class A, 2.36%, 2/10/29 (a)		9,490	9,642,457
Series 2013-CR12, Class A2, 2.90%, 10/10/46		29,170	30,127,243
Series 2013-CR13, Class A2, 3.04%, 12/10/18		3,835	3,977,846
Series 2013-FL3, Class A, 1.70%, 10/13/28 (a)(b)		14,426	14,423,445
Series 2014-FL5, Class B, 2.33%, 9/15/16 (a)(b)		5,800	5,792,744
Series 2014-KYO, Class F, 3.69%, 6/11/27 (a)(b)		10,110	10,119,534
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	16,989,197
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	33,569,835
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class AJ, 5.64%, 2/15/39 (b)		9,490	9,632,492
Series 2006-C2, Class AM, 5.86%, 3/15/39 (b)		6,015	6,100,545
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,815	5,022,546
Series 2007-C4, Class A1AM, 6.15%, 9/15/39 (b)		4,500	4,820,674
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		2,462	2,532,898
Series 2008-C1, Class A2, 6.17%, 2/15/41 (b)		3,617	3,638,677
Series 2015-DEAL, Class A, 1.51%, 4/15/29 (a)(b)		8,000	7,949,512
Del Coronado Trust, Series 2013-HDC, Class A, 0.99%, 3/15/26 (a)(b)		5,750	5,746,475
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		14,940	15,648,694
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		5,000	5,173,350
GS Mortgage Securities Trust:
Series 2007-GG10, Class A1A, 5.79%, 8/10/45 (b)		8,377	8,992,235
Series 2014-GSFL, Class D, 4.08%, 7/15/31 (a)(b)		6,575	6,510,992

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	USD	2,716	$2,739,567
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		13,515	13,697,709
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2, 3.02%, 8/15/46		5,000	5,182,665
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		7,990	8,349,166
Series 2007-CB20, Class B, 6.38%, 2/12/51 (a)(b)		1,495	1,505,212
Series 2007-LD11, Class ASB, 5.96%, 6/15/49 (b)		2,371	2,453,625
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,612	2,733,125
Series 2008-C2, Class A4FL, 1.69%, 2/12/51 (b)		11,295	11,126,927
Series 2014-FL6, Class A, 1.59%, 11/15/31 (a)(b)		14,000	13,992,314
Series 2015-CSMO, Class A, 1.44%, 1/15/32 (a)(b)		38,260	38,125,554
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (b)		2,613	2,685,344
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		5,295	5,553,936
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		11,492	12,104,334
Series 2007-C7, Class AM, 6.37%, 9/15/45 (b)		17,500	19,187,227
London & Regional Debt Securitisation PLC, Series 2, Class A, 3.57%, 10/15/15 (b)	GBP	7,883	12,417,057
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AM, 5.87%, 5/12/39 (b)	USD	3,100	3,185,572
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		7,061	7,373,405
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49		3,095	3,246,203
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.32%, 2/12/44 (b)		15,730	15,586,465
Series 2007-HQ12, Class AM, 5.86%, 4/12/49 (b)		2,200	2,322,474
Series 2007-HQ13, Class A3, 5.57%, 12/15/44		11,270	11,959,070
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	4,004,738
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)(b)		1,500	1,627,237
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)(b)		2,000	2,133,766
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,219	2,267,177
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.24%, 4/15/32 (a)(b)		4,500	4,476,951
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		2,084	2,063,254
Talisman-6 Finance PLC, Series 6, Class A, 0.19%, 10/22/16 (b)	EUR	10,982	12,126,909
Triton European Loan Conduit No. 26 PLC, Series 26X, Class H, 1.42%, 10/25/19 (b)	GBP	1,993	2,856,964
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)	USD	3,964	3,964,055

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.50%, 12/15/44 (b)	USD	6,280	$6,344,998
Series 2006-C28, Class A4FL, 0.34%, 10/15/48 (a)(b)		20,363	20,161,037
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		2,500	2,546,080
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		200	200,064
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (b)		13,603	14,374,629
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		15,555	16,507,993
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		2,150	2,222,732
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)		5,540	5,938,791
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		9,962	10,511,135
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH1, 2.94%, 1/15/27 (a)(b)		3,500	3,474,975
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		1,696	1,695,654

			626,644,582
Interest Only Commercial Mortgage-Backed Securities — 1.9%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.48%, 3/10/47 (b)		37,073	2,852,313
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.05%, 8/15/45 (b)		17,827	1,644,284
Series 2013-CR11, Class XA, 1.20%, 10/10/46 (b)		59,449	4,090,563
Series 2014-CR15, Class XA, 1.49%, 2/10/47 (b)		76,871	4,958,052
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		61,598	4,173,541
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		51,955	3,531,561
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		131,705	7,439,884
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		157,420	7,442,818
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		100,000	4,517,000
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.23%, 1/15/47 (b)		48,337	2,837,804
Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		66,914	5,048,686
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class XA, 1.98%, 8/15/45 (a)(b)		81,851	6,265,369
Series 2013-C13, Class XA, 1.37%, 11/15/46 (b)		57,339	3,979,067
Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	25,858,296
TAURUS PLC, Series 2013-GMF1, Class DAC, 1.15%, 5/21/24	EUR	142,000	1,709,737
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.89%, 5/10/63 (a)(b)	USD	56,109	3,983,355

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.80%, 5/25/36 (a)(b)	USD	1,612	$18,582
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.35%, 8/15/45 (a)(b)		31,761	3,002,882
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		70,791	4,648,370

			98,002,164
Total Non-Agency Mortgage-Backed Securities — 15.7%			827,058,318

Taxable Municipal Bonds		Par (000)	Value
City of Houston TX GO, 5.00%, 3/01/21		5,000	5,861,750
City of Wichita KS GO, 5.00%, 12/01/20		5,000	5,858,650
County of Fairfax VA GO:
4.00%, 4/01/19		6,000	6,626,280
5.00%, 4/01/19		10,000	11,418,000
County of Mecklenburg NC GO, 5.00%, 3/01/20		5,000	5,823,200
County of Wake NC GO, 5.00%, 2/01/20		10,000	11,624,900
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	8,511,747
New Jersey Educational Facilities Authority RB,
5.00%, 7/01/18		4,450	4,989,340
New York State Thruway Authority RB, 5.00%, 5/01/19		10,000	11,289,300
Ohio State Water Development Authority RB,
3.38%, 7/01/33 (b)		6,000	6,000,000
State of California GO:
3.95%, 11/01/15		2,375	2,402,123
5.00%, 4/01/19		10,000	11,408,100
State of Connecticut GO:
0.82%, 6/15/18 (b)		4,050	4,050,810
5.00%, 11/15/20		5,000	5,810,950
State of Florida GO, 5.00%, 6/01/19		30,750	35,216,745
State of Georgia GO:
5.00%, 7/01/17		33,150	36,007,861
5.00%, 7/01/18		7,750	8,672,095
5.00%, 12/01/18		5,975	6,763,043
5.00%, 2/01/19		5,500	6,251,410
State of Maryland GO, 5.00%, 3/01/20		10,000	11,646,400
State of North Carolina RB, 5.00%, 11/01/19		4,000	4,628,560
State of Washington GO, 5.00%, 2/01/18		5,245	5,792,421
State of West Virginia GO, 5.00%, 6/01/19		10,300	11,796,178
Tennessee State School Bond Authority RB, 5.00%, 11/01/19		8,655	9,999,208
Virginia Commonwealth Transportation Board RB, 5.00%, 5/15/20		10,000	11,671,200
Virginia Public School Authority RB, 4.00%, 8/01/20		10,000	11,208,000
Total Taxable Municipal Bonds — 5.0%			261,328,271

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.0%
Fannie Mae:
Series 1997-20, Class FB, 0.66%, 3/25/27 (b)		336	330,746
Series 2002-T6, Class A1, 3.31%, 2/25/32		195	198,342
Series 2011-48, Class MG, 4.00%, 6/25/26 (c)		5,282	5,611,959

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2011-84, Class MG, 4.00%, 9/25/26 (c)	USD	6,486	$6,893,798
Series 2014-C02, Class 1M1, 1.14%, 5/25/24 (b)		5,083	5,043,682
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		194	214,387
Series 2014-DN4, Class M1, 1.59%, 10/25/24 (b)		4,296	4,295,842
Series 2577, Class UC, 5.00%, 2/15/18		147	152,244
Series 3710, Class MG, 4.00%, 8/15/25 (c)		3,006	3,214,448
Series 3959, Class MA, 4.50%, 11/15/41		6,876	7,493,400
Series 3986, Class M, 4.50%, 9/15/41		6,843	7,544,980
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		13,860	14,488,986

			55,482,814
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)		63,516	4,772,625
Series 2013-M4, Class X1, 4.09%, 2/25/18 (b)		27,589	2,138,200
Series 2013-M5, Class X2, 2.48%, 1/25/22 (b)		31,027	3,258,039
Freddie Mac:
Series K044, Class X1, 0.88%, 1/25/25		55,075	3,223,986
Series K710, Class X1, 1.91%, 5/25/19 (b)		45,727	2,669,775
Series K718, Class X1, 0.77%, 1/25/22		66,032	2,440,684
Ginnie Mae, Series 2012-120, Class IO, 0.93%, 2/16/53 (b)		40,213	2,730,477

			21,233,786
Mortgage-Backed Securities — 5.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30 (f)		29,870	30,231,842
3.00%, 7/01/30 (f)		96,500	99,974,753
3.50%, 7/01/30 (f)		107,875	113,769,355
3.63%, 9/01/42 (b)		18,776	19,714,578
4.00%, 7/01/30 (f)		21,255	22,294,501
5.00%, 4/01/21		4	3,757
5.50%, 6/01/20-10/01/21		1,253	1,364,239
6.00%, 2/01/17		5	4,730
6.50%, 4/01/21		245	261,509
7.00%, 12/01/15-11/01/17		68	69,566
7.50%, 12/01/15-8/01/16		20	20,191

			287,709,021
Total U.S. Government Sponsored Agency Securities — 6.9%			364,425,621

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills, 0.29%, 6/23/16		62,500	62,335,313
U.S. Treasury Notes, 1.13%, 6/15/18		267,800	268,804,250
Total U.S. Treasury Obligations — 6.3%			331,139,563
Total Long-Term Investments (Cost — $5,072,695,514) — 96.2%			5,052,232,446

8	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Funds — 5.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(g)	299,363,394	$299,363,394

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc.,
0.77%(b) Open (Purchased on 3/19/15 to be repurchased at $89,196,072, collateralized by various Commercial Mortgage-Backed and Asset-Backed Securities, 0.28% to 7.60% due from 10/25/21 to 2/15/51, aggregate original par and fair value of $514,207,213 and $102,304,335, respectively)	USD 89,000	89,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.92%(b) Open (Purchased on 3/02/15 to be repurchased at $135,414,000, collateralized by various Commercial Mortgage-Backed and Asset-Backed Securities, 0.00% to 3.84% due from 11/28/29 to 1/28/30, aggregate original par and fair value of $166,505,893 and $155,250,000, respectively)	135,000	135,000,000
Total Repurchase Agreements (Cost — $224,000,000) — 4.2%		224,000,000
Total Short-Term Securities (Cost — $523,363,394) — 9.9%		523,363,394

Options Purchased	Value
(Cost — $3,580,497) — 0.0%	$887,222
Total Investments Before Options Written (Cost — $5,599,639,405*) — 106.1%	5,576,483,062

Options Written	Value
(Premiums Received — $ 3,041,104) — (0.0)%	(543,389)
Total Investments Net of Options Written — 106.1%	5,575,939,673
Liabilities in Excess of Other Assets — (6.1)%	(322,938,888)

Net Assets — 100.0%	$5,253,000,785

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,599,851,607

Gross unrealized appreciation	$50,517,921
Gross unrealized depreciation	(73,886,466)

Net unrealized depreciation	$(23,368,545)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Convertible security.
(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2014	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	22,298,794	277,064,600	[1]	—	299,363,394	$299,363,394	$61,155	$4,475
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$39,806	—		—	$39,806	$39,235	$435	—

[1]	Represents net shares purchased.

BLACKROCK FUNDS II	JUNE 30, 2015	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(f)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank Securities, Inc.	$25,174,990	$20,692
Goldman Sachs & Co.	$30,231,842	$(142,214)
J.P. Morgan Securities LLC	$167,848,962	$310,923
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$43,014,657	$(14,612)

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
	Australian Government Bonds
373	(10 Year)	Sydney	September 2015	USD	36,048,806	$63,211
(34)	Euro-Bobl	Eurex	September 2015	USD	4,911,726	(7,581)
(23)	Euro-Bund	Eurex	September 2015	USD	3,897,523	(37,895)
(2)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	301,688	(825)
(1,545)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	194,935,547	(282,413)
6,806	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	1,490,088,625	1,828,270
(6,340)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	756,094,534	257,743
(13)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	2,002,812	3,611
21	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	5,150,775	788
Total						$1,824,909

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	374,354	USD	118,654	BNP Paribas S.A.	7/02/15	$1,661
BRL	830,440	USD	267,659	Citibank N.A.	7/02/15	(560)
BRL	833,820	USD	260,000	Citibank N.A.	7/02/15	7,986
BRL	842,010	USD	271,389	Citibank N.A.	7/02/15	(567)
BRL	1,241,105	USD	400,021	Citibank N.A.	7/02/15	(836)
BRL	682,981	USD	216,133	Deutsche Bank AG	7/02/15	3,373
BRL	675,636	USD	217,764	Goldman Sachs International	7/02/15	(455)
BRL	820,430	USD	260,000	Goldman Sachs International	7/02/15	3,682
BRL	825,543	USD	261,000	Goldman Sachs International	7/02/15	4,325
BRL	827,580	USD	260,000	Goldman Sachs International	7/02/15	5,980
BRL	1,024,310	USD	324,200	Goldman Sachs International	7/02/15	5,008
BRL	1,029,672	USD	324,000	Goldman Sachs International	7/02/15	6,931
BRL	1,179,375	USD	375,000	Goldman Sachs International	7/02/15	4,045
BRL	1,402,200	USD	451,944	Goldman Sachs International	7/02/15	(945)
BRL	3,416,528	USD	1,080,667	Goldman Sachs International	7/02/15	17,388
BRL	824,148	USD	265,631	Royal Bank of Scotland PLC	7/02/15	(555)
BRL	829,920	USD	260,000	UBS AG	7/02/15	6,732
BRL	897,696	USD	288,000	UBS AG	7/02/15	732
BRL	7,041,903	USD	2,269,678	UBS AG	7/02/15	(4,745)
CLP	337,167,998	USD	527,616	BNP Paribas S.A.	7/02/15	(194)
CLP	267,792,480	USD	419,054	Credit Suisse International	7/02/15	(154)
CLP	337,643,491	USD	528,361	Credit Suisse International	7/02/15	(194)
CLP	339,145,624	USD	530,711	Credit Suisse International	7/02/15	(195)

10	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	465,498,338	USD	748,125	Credit Suisse International	7/02/15	$(20,099)
CLP	67,464,844	USD	106,875	Deutsche Bank AG	7/02/15	(1,362)
CLP	1,002,880,280	USD	1,621,000	Deutsche Bank AG	7/02/15	(52,523)
CLP	269,239,500	USD	421,319	Goldman Sachs International	7/02/15	(155)
USD	120,658	BRL	374,354	BNP Paribas S.A.	7/02/15	252
USD	260,000	BRL	830,440	Citibank N.A.	7/02/15	(6,899)
USD	260,000	BRL	842,010	Citibank N.A.	7/02/15	(10,618)
USD	268,749	BRL	833,820	Citibank N.A.	7/02/15	562
USD	389,000	BRL	1,241,105	Citibank N.A.	7/02/15	(9,885)
USD	220,132	BRL	682,981	Deutsche Bank AG	7/02/15	460
USD	213,000	BRL	675,636	Goldman Sachs International	7/02/15	(4,146)
USD	264,433	BRL	820,430	Goldman Sachs International	7/02/15	553
USD	266,081	BRL	825,543	Goldman Sachs International	7/02/15	556
USD	266,738	BRL	827,580	Goldman Sachs International	7/02/15	558
USD	330,146	BRL	1,024,310	Goldman Sachs International	7/02/15	690
USD	331,874	BRL	1,029,672	Goldman Sachs International	7/02/15	694
USD	380,125	BRL	1,179,375	Goldman Sachs International	7/02/15	795
USD	450,000	BRL	1,402,200	Goldman Sachs International	7/02/15	(660)
USD	1,101,182	BRL	3,416,528	Goldman Sachs International	7/02/15	2,302
USD	260,000	BRL	824,148	Royal Bank of Scotland PLC	7/02/15	(4,877)
USD	267,492	BRL	829,920	UBS AG	7/02/15	559
USD	289,337	BRL	897,696	UBS AG	7/02/15	605
USD	2,195,654	BRL	7,041,903	UBS AG	7/02/15	(67,578)
USD	540,333	CLP	337,167,998	BNP Paribas S.A.	7/02/15	13,012
USD	432,000	CLP	267,792,480	Credit Suisse International	7/02/15	13,180
USD	540,333	CLP	337,643,491	Credit Suisse International	7/02/15	12,268
USD	540,333	CLP	339,145,624	Credit Suisse International	7/02/15	9,919
USD	728,434	CLP	465,498,338	Credit Suisse International	7/02/15	268
USD	105,572	CLP	67,464,844	Deutsche Bank AG	7/02/15	39
USD	1,569,354	CLP	1,002,880,280	Deutsche Bank AG	7/02/15	577
USD	423,000	CLP	269,239,500	Goldman Sachs International	7/02/15	1,836
IDR	5,788,800,000	USD	432,000	Standard Chartered Bank	7/06/15	1,644
KRW	258,039,600	USD	238,000	JPMorgan Chase Bank N.A.	7/06/15	(6,701)
MXN	4,609,118	USD	300,000	Citibank N.A.	7/06/15	(6,886)
USD	342,130	EUR	302,000	Standard Chartered Bank	7/06/15	5,417
USD	432,000	IDR	5,741,280,000	BNP Paribas S.A.	7/06/15	1,916
TRY	1,462,179	USD	549,153	Citibank N.A.	7/07/15	(4,796)
COP	846,579,620	USD	326,000	Credit Suisse International	7/09/15	(1,369)
IDR	5,891,747,342	USD	439,322	Standard Chartered Bank	7/09/15	1,758
KRW	249,772,200	USD	222,000	BNP Paribas S.A.	7/09/15	1,872
USD	326,000	COP	847,339,200	Credit Suisse International	7/09/15	1,078
USD	439,322	IDR	5,937,436,830	BNP Paribas S.A.	7/09/15	(5,178)
USD	222,000	KRW	249,661,200	BNP Paribas S.A.	7/09/15	(1,773)
KRW	500,007,760	USD	445,600	BNP Paribas S.A.	7/10/15	2,549
USD	445,600	KRW	496,264,720	Bank of America N.A.	7/10/15	805
AUD	17,025,758	GBP	8,290,000	HSBC Bank PLC	7/15/15	100,209
AUD	17,087,945	GBP	8,330,000	JPMorgan Chase Bank N.A.	7/15/15	85,303
AUD	16,850,000	USD	12,898,136	HSBC Bank PLC	7/15/15	90,788

BLACKROCK FUNDS II	JUNE 30, 2015	11

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	15,985,564	NZD	18,900,000	JPMorgan Chase Bank N.A.	7/15/15	$6,300
GBP	8,290,000	AUD	16,889,474	JPMorgan Chase Bank N.A.	7/15/15	4,847
GBP	8,310,000	AUD	16,951,527	JPMorgan Chase Bank N.A.	7/15/15	(11,566)
GBP	8,330,000	AUD	16,702,933	JPMorgan Chase Bank N.A.	7/15/15	211,486
USD	13,012,210	AUD	16,850,000	HSBC Bank PLC	7/15/15	23,287
USD	13,183,701	AUD	17,120,000	JPMorgan Chase Bank N.A.	7/15/15	(13,354)
MXN	12,924,923	USD	822,000	Barclays Bank PLC	7/20/15	(916)
MXN	24,696,526	USD	1,611,887	Citibank N.A.	7/20/15	(42,987)
USD	336,987	EUR	302,000	Goldman Sachs International	7/20/15	209
USD	1,631,695	EUR	1,460,848	Goldman Sachs International	7/20/15	2,619
USD	2,116,411	EUR	1,860,177	Royal Bank of Scotland PLC	7/20/15	42,020
USD	1,604,702	MXN	24,696,526	JPMorgan Chase Bank N.A.	7/20/15	35,802
AUD	1,034,000	USD	792,984	Citibank N.A.	7/21/15	3,793
EUR	109,000	USD	119,214	Barclays Bank PLC	7/21/15	2,340
EUR	897,000	USD	1,008,648	Goldman Sachs International	7/21/15	(8,338)
EUR	1,228,000	USD	1,342,666	Goldman Sachs International	7/21/15	26,767
EUR	24,031,136	USD	27,343,737	Goldman Sachs International	7/21/15	(544,858)
EUR	450,000	USD	487,828	Royal Bank of Scotland PLC	7/21/15	14,000
EUR	22,870,000	USD	24,512,983	Royal Bank of Scotland PLC	7/21/15	991,028
EUR	654,000	USD	729,522	State Street Bank and Trust Co.	7/21/15	(199)
EUR	20,800,000	USD	22,464,042	UBS AG	7/21/15	731,561
GBP	4,400,000	USD	6,818,830	The Bank of New York Mellon	7/21/15	93,601
USD	26,129,005	AUD	34,121,000	Barclays Bank PLC	7/21/15	(163,873)
USD	28,659,692	EUR	25,212,000	State Street Bank and Trust Co.	7/21/15	543,946
USD	125,515,910	EUR	116,621,200	UBS AG	7/21/15	(4,536,926)
USD	39,999,754	GBP	27,053,000	Barclays Bank PLC	7/21/15	(2,500,695)
USD	1,275,303	MXN	19,439,819	Barclays Bank PLC	7/21/15	40,440
USD	1,303,615	MXN	20,024,837	BNP Paribas S.A.	7/27/15	32,167
MYR	1,988,295	USD	530,000	Deutsche Bank AG	7/29/15	(4,313)
PLN	11,025,964	EUR	2,642,000	HSBC Bank PLC	7/29/15	(16,558)
USD	636,000	MYR	2,387,798	JPMorgan Chase Bank N.A.	7/29/15	4,688
USD	282,000	ZAR	3,435,578	Barclays Bank PLC	7/31/15	1,204
USD	288,000	BRL	907,891	UBS AG	8/04/15	(219)
MXN	25,252,251	USD	1,644,273	Goldman Sachs International	8/17/15	(43,302)
USD	1,632,182	MXN	25,252,251	UBS AG	8/17/15	31,211
RUB	19,187,460	USD	333,000	Société Générale	9/08/15	5,964
RUB	19,325,655	USD	333,000	Société Générale	9/08/15	17,198
USD	123,123	RUB	7,135,620	Deutsche Bank AG	9/09/15	(2,893)
USD	1,633,158	MXN	25,244,543	Bank of America N.A.	9/18/15	36,196
USD	7,952,331	EUR	6,962,000	Deutsche Bank AG	11/02/15	175,502
Total						$(4,606,859)

12	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
U.S. Treasury Notes (10 Year)	Put	USD	125.50	7/24/15	10	$5,313
Euro Dollar 90-Day	Put	USD	98.00	9/11/15	63	20,081
Euro Dollar 90-Day	Put	USD	98.63	6/13/16	4,011	701,925
Euro Dollar 90-Day	Put	USD	97.88	6/13/16	4,011	125,344
Total						$852,663

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Goldman Sachs Bank USA	Call	MXN	15.55	7/01/15	USD	626	$6,476
USD Currency	JPMorgan Chase Bank N.A.	Call	KRW	1,085.00	7/02/15	USD	557	16,246
Total								$22,722

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	3,145,030	$11,837

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD	98.25	9/11/15	41	$(11,531)
Euro Dollar 90-Day	Put	USD	98.25	6/13/16	8,022	(501,375)
Total						$(512,906)

•	As of June 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	BNP Paribas S.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/10/15	MXN	28,744	$(13,344)
5-Year Interest Rate Swap	BNP Paribas S.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/19/15	MXN	9,660	(4,759)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/19/15	MXN	19,084	(9,403)
					3-month KRW
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	Certificate of Deposit	11/09/15	KRW	3,145,030	(2,977)
Total									$(30,483)

•	As of June 30, 2015, centrally cleared credit default swaps - buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	15,484	$19,830

BLACKROCK FUNDS II	JUNE 30, 2015	13

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.49%[1]	6-month EURIBOR	Chicago Mercantile	7/04/19	EUR	120,000	$1,345,626
0.45%[2]	6-month EURIBOR	Chicago Mercantile	7/04/19	EUR	120,000	(758,781)
2.17%[2]	3-month LIBOR	Chicago Mercantile	5/15/23	USD	1,050	2,324
2.04%[2]	3-month LIBOR	Chicago Mercantile	4/30/25	USD	418	13,375
2.36%[2]	3-month LIBOR	Chicago Mercantile	5/15/25	USD	525	2,126
2.45%[2]	3-month LIBOR	Chicago Mercantile	6/22/25	USD	628	(1,018)
Total						$603,652

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•	As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,967	$69,196	$118,505	$(49,309)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	66,417	95,428	(29,011)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	66,416	96,401	(29,985)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,800	173,680	208,259	(34,579)
Genworth Holdings, Inc.	1.00%	Goldman Sachs Bank USA	6/20/20	USD	3,360	324,201	367,198	(42,997)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	880	84,910	103,883	(18,973)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	27,094	18,271	8,823
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	2,086	32,503	27,425	5,078
Republic of South Africa	1.00%	Barclays Bank PLC	9/20/20	USD	3,095	162,505	158,224	4,281
Republic of Turkey	1.00%	Barclays Bank PLC	9/20/20	USD	860	50,474	43,836	6,638
Republic of Turkey	1.00%	BNP Paribas S.A.	9/20/20	USD	1,059	62,168	72,967	(10,799)
Federation of Malaysia	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	743	14,173	10,603	3,570
Total						$1,133,737	$1,321,000	$(187,263)

•	As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	2,086	$(26,978)	$(21,178)	$(5,800)
Federative Republic of Brazil	1.00%	Bank of America N.A.	9/20/20	BBB-	USD	351	(27,152)	(23,290)	(3,862)
Federative Republic of Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	2,174	(168,149)	(152,960)	(15,189)
Federative Republic of Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	2,174	(168,270)	(152,960)	(15,310)
Federative Republic of Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	2,174	(168,149)	(151,246)	(16,903)
Federative Republic of Brazil	1.00%	Citibank N.A.	9/20/20	BBB-	USD	744	(57,556)	(54,377)	(3,179)
Russian Federation	1.00%	Bank of America N.A.	9/20/20	BB+	USD	1,631	(175,508)	(184,554)	9,046
United Mexican States	1.00%	BNP Paribas S.A.	9/20/20	BBB+	USD	2,117	(33,091)	(27,578)	(5,513)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	4,217	(65,925)	(56,149)	(9,776)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	2,086	(32,620)	(23,892)	(8,728)
Total							$(923,398)	$(848,184)	$(75,214)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

14	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	As of June 30, 2015, OTC Interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
3.70%[1]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	99,467	$2,632	$(70)	$2,702
3.69%[1]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	99,467	1,686	(68)	1,754
3.69%[1]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	62,821	1,264	(43)	1,307
3.69%[1]	28-day MXIBTIIE	Citibank N.A.	6/20/16	MXN	52,351	1,053	(36)	1,089
1.68%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	6/04/17	KRW	5,816,590	(2,028)	17	(2,045)
1.70%[1]	3-month KRW Certificate of Deposit	Bank of America N.A.	6/05/17	KRW	3,791,696	474	28	446
1.67%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	6/08/17	KRW	3,939,150	(1,785)	12	(1,797)
1.67%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	6/08/17	KRW	3,902,564	(1,768)	12	(1,780)
12.44%[1]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL	2,394	(11,268)	60	(11,328)
12.66%[1]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	3,173	(2,003)	52	(2,055)
12.41%[1]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	1,978	(9,853)	25	(9,878)
12.46%[1]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL	1,973	(8,194)	24	(8,218)
12.43%[1]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	1,955	(8,749)	49	(8,798)
12.52%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	2,683	(8,012)	59	(8,071)
12.37%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/23	BRL	3,802	(21,132)	169	(21,301)
6.46%[1]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN	20,912	11,429	(353)	11,782
6.46%[1]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN	7,557	4,130	(128)	4,258
6.46%[1]	28-day MXIBTIIE	Deutsche Bank AG	5/30/25	MXN	9,582	5,236	(162)	5,398
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	4,188	(710)	(23)	(687)
Total						$(47,598)	$(376)	$(47,222)

[1]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2015	15

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,420,280,081	$52,134,286	$1,472,414,367
Capital Trusts	—	25,076,875	—	25,076,875
Corporate Bonds	—	1,598,378,469	23,513,000	1,621,891,469
Floating Rate Loan Interests	—	18,634,776	—	18,634,776
Foreign Government Obligations	—	130,263,186	—	130,263,186
Non-Agency Mortgage-Backed Securities	—	823,280,074	3,778,244	827,058,318
Taxable Municipal Bonds	—	261,328,271	—	261,328,271
U.S. Government Sponsored Agency Securities	—	364,425,621	—	364,425,621
U.S. Treasury Obligations	—	331,139,563	—	331,139,563
Short-Term Securities	$299,363,394	—	—	299,363,394
Repurchase Agreements	—	224,000,000	—	224,000,000
Options Purchased:
Foreign Currency Exchange Contracts	—	22,722	—	22,722
Interest Rate Contracts	852,663	11,837	—	864,500

Total	$300,216,057	$5,196,841,475	$79,425,530	$5,576,483,062

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$57,266	—	$57,266
Foreign currency exchange contracts	—	3,499,043	—	3,499,043
Interest rate contracts	$2,153,623	1,392,187	—	3,545,810
Liabilities:
Credit contracts		(299,913)	—	(299,913)
Foreign currency exchange contracts	—	(8,105,902)	—	(8,105,902)
Interest rate contracts	(841,620)	(866,240)	—	(1,707,860)

Total	$1,312,003	$(4,323,559)	—	$(3,011,556)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$12,312,598	—	—	$12,312,598
Cash pledged for financial futures contracts	5,577,100	—	—	5,577,100
Cash pledged for centrally cleared swaps	238,090	—	—	238,090
Liabilities:
Bank overdraft	—	$(11,531,320)	—	(11,531,320)
Cash received as collateral for OTC derivatives	—	(1,220,000)	—	(1,220,000)
Total	$18,127,788	$(12,751,320)	—	$5,376,468

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

16	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$15,949,384	$23,748,130	$8,088,077	$47,785,591
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,138,497)	—	(49,450)	(1,187,947)
Accrued discounts/premiums	987	—	1,386	2,373
Net realized gain (loss)	3,007	—	16,659	19,666
Net change in unrealized appreciation (depreciation)[1]	150,222	(235,130)	(1,712,958)	(1,797,866)
Purchases	46,167,031	—	—	46,167,031
Sales	(8,997,848)	—	(2,565,470)	(11,563,318)

Closing Balance, as of June 30, 2015	$52,134,286	$23,513,000	$3,778,244	$79,425,530

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[1]	$150,222	$(235,130)	$(1,712,739)	$(1,797,647)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2015	17

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations — 5.9%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26	USD	567		$633,631
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		1,586		1,669,336
Series 2009-122, Class PY, 6.00%, 12/20/39		1,979		2,200,662
Series 2009-31, Class PT, 4.32%, 5/20/39 (a)		677		719,102
Series 2011-71, Class GF, 0.38%, 8/16/31 (a)		11,252		11,259,669
Series 2014-107, Class WX, 6.85%, 7/20/39 (a)		3,292		3,897,422
Series 2015-55, Class A, 5.39%, 4/15/36 (a)		20,639		23,345,447

				43,725,269
Mortgage-Backed Securities — 171.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 2/01/43-7/01/45 (b)		53,122		53,163,106
3.28%, 2/01/41		114		116,039
3.40%, 4/01/41		184		188,169
3.50%, 3/01/43-7/01/45 (b)		22,807		23,581,950
4.00%, 7/01/43		7,266		7,740,699
4.49%, 7/01/37		105		113,866
5.00%, 1/01/21-7/01/45 (b)		5,729		6,340,750
5.50%, 12/01/32-7/01/45 (b)		731		824,432
6.00%, 7/01/45 (b)		100		113,576
6.50%, 9/01/28-8/01/35		4,877		5,710,320
8.50%, 1/20/18		314		335,130
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/45 (b)		100		99,402
3.50%, 9/01/20-9/01/26		755		796,067
4.00%, 4/01/19-5/01/26		1,286		1,356,856
5.00%, 5/01/35-12/01/38		299		329,707
6.00%, 8/01/16		1		792
7.50%, 2/01/27-3/01/27		3		2,921
9.00%, 12/01/19		— (c	)	70
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/42-7/15/45 (b)		113,770		114,851,561
3.50%, 4/15/41-7/15/45 (b)(d)		453,479		471,934,745
4.00%, 7/15/42-7/15/45 (b)		249,173		264,118,657
4.50%, 12/15/34-7/15/45 (b)(d)		120,067		130,605,750
5.00%, 9/15/28-7/15/45 (b)		63,724		70,978,933
5.50%, 7/15/16-12/15/34		19,837		22,829,760
6.00%, 7/15/16-1/15/39		28,762		32,862,397
6.25%, 10/15/28-6/20/29		22		25,431
6.50%, 5/15/16-10/20/40		36,160		42,277,000
7.00%, 1/15/23-1/20/40		8,320		9,904,880
7.50%, 1/15/22-2/15/37		955		1,103,329
8.00%, 3/15/17-5/15/32		670		736,722
8.50%, 6/15/16-4/15/30		53		55,102

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
9.00%, 4/15/16-10/15/21	USD	52	$53,475
9.50%, 6/15/16-9/15/22		98	101,062
10.00%, 2/15/16-6/15/18		18	18,037

			1,263,270,693
Total U.S. Government Sponsored Agency Securities — 177.2%			1,306,995,962
U.S. Treasury Obligations — 0.6%		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/45		5,040	4,435,603
Total Long-Term Investments (Cost — $1,304,207,049) — 177.8%			1,311,431,565

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)		118,946,600	118,946,600
Total Short-Term Securities (Cost — $118,946,600) — 16.2%			118,946,600
Total Investments Before TBA Sale Commitments (Cost — $1,423,153,649*) — 194.0%			1,430,378,165

TBA Sale Commitments (b)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/45		50,100	(49,913,102)
3.50%, 7/01/45		22,800	(23,496,469)
4.00%, 7/01/45		7,200	(7,628,259)
5.00%, 7/01/45		2,800	(3,091,906)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45		16,725	(16,883,103)
3.50%, 7/15/45		192,350	(199,624,843)
4.00%, 7/15/45		87,725	(92,966,235)
5.50%, 7/15/45		2,700	(3,040,454)
Total TBA Sale Commitments (Proceeds — $396,116,070) — (53.8)%			(396,644,371)
Total Investments Net of TBA Sale Commitments — 140.2%			1,033,733,794
Liabilities in Excess of Other Assets — (40.2)%			(296,188,113)

Net Assets — 100.0%			$737,545,681

Portfolio Abbreviations

AKA	Also known as	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	INR	Indian Rupee	RB	Revenue Bond
CAD	Canadian Dollar	JPY	Japanese Yen	REMIC	Real Estate Mortgage
BRL	Brazilian Real	LIBOR	London Interbank Offered Rate		Investment Conduit
CHF	Swiss Franc	MXN	Mexican Peso	SEK	Swedish Krona
EUR	Euro	MYR	Malaysian Ringgit	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone	USD	United States Dollar
FKA	Formerly known as	NZD	New Zealand Dollar	ZAR	South African Rand

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,424,039,623

Gross unrealized appreciation	$11,163,111
Gross unrealized depreciation	(4,824,569)

Net unrealized appreciation	$6,338,542

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	$(5,214,916)	$58,920
BNP Paribas Securities Corp.	$23,537,766	$1,204
Citigroup Global Markets, Inc.	$(8,677,699)	$128,592
Credit Suisse Securities (USA) LLC	$27,537,057	$(2,709)
Deutsche Bank Securities, Inc.	$(7,302,914)	$(33,111)
Goldman Sachs & Co.	$31,797,267	$(374,913)
J.P. Morgan Securities LLC	$123,336,805	$18,403
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$150,956,790	$(442,737)
Morgan Stanley & Co. LLC	$10,128,544	$8,192
Nomura Securities International, Inc.	$(141,589,498)	$(553,029)
RBC Capital Markets, LLC	$(962,595)	$46,850
Wells Fargo Securities, LLC	$6,258,125	$(36,375)

(c)	Amount is less than $500.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	94,776,947	24,169,653	118,946,600	$85,548	$8,808

(f)	Represents the current yield as of report date.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(4)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	996,350	$ (3,288)
17	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	2,564,344	2,879
(214)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	27,000,781	(110,750)
(2)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	437,875	(906)
(301)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	35,896,602	52,824
(7)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	1,737,400	(5,862)
(11)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,724,563	(7,862)
7	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	1,729,875	2,800
(173)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	42,657,475	(45,994)
(13)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	3,199,463	(8,900)
(15)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	3,684,938	(9,979)
(27)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	6,622,425	7,012
8	Euro Dollar Futures	Chicago Mercantile	March 2018	USD	1,956,700	(1,404)

Total						$(129,430)

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.89%[1]	3-month LIBOR	Chicago Mercantile	11/30/19	USD	9,300	$(67,698)
1.89%[1]	3-month LIBOR	Chicago Mercantile	11/30/19	USD	9,300	(68,766)
2.31%[1]	3-month LIBOR	Chicago Mercantile	3/11/25	USD	1,500	3,196
2.42%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	1,185	118,494
2.38%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	1,155	125,346
2.39%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	1,150	122,243
2.42%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	1,100	109,396

Total						$342,211

[1] Fund pays the fixed rate and receives the floating rate.

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	226	$59	$(1,063)	$1,122
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	415	(108)	(3,779)	3,671
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	415	108	(2,273)	2,381
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	226	59	107	(48)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	189	(49)	(1,662)	1,613
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	189	49	89	(40)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	226	(59)	(1,920)	1,861
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(584)	1,772
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	(1,188)	(7,430)	6,242
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(2,670)	3,858
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(2,065)	3,253
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	(1,188)	(4,171)	2,983

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock GNMA Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	$(1,188)	$ (3,957)	$ 2,769
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(391)	1,579
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	380	990	(1,431)	2,421
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	380	990	108	882
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	228	594	(1,738)	2,332
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	228	594	3,723	(3,129)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/44	USD	228	595	(1,666)	2,261
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/44	USD	228	594	(42)	636
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	3-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	2,543	(1,355)

Total						$ 6,792	$(30,272)	$37,064

1 Fund pays the floating rate and receives the total return of the reference entity.

2 Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,306,995,962	—	$1,306,995,962
U.S. Treasury Obligations	—	4,435,603	—	4,435,603
Short-Term Securities	$118,946,600	—	—	118,946,600
Liabilities:
Investments:
TBA Sale Commitments	—	(396,644,371)	—	(396,644,371)

Total	$118,946,600	$914,787,194	—	$1,033,733,794

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$65,515	$520,311	—	$585,826
Liabilities:
Interest rate contracts	(194,945)	(141,036)	—	(335,981)

Total	$(129,430)	$379,275	—	$249,845

[1] Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,042,543	—	—	$1,042,543
Cash pledged for financial futures contracts	583,910	—	—	583,910
Cash pledged for centrally cleared swaps	708,080	—	—	708,080
Liabilities:
Cash received as collateral for TBA commitments	—	$(350,000)	—	(350,000)

Total	$2,334,533	$(350,000)	—	$1,984,533

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.37%, 1/25/47 (a)	USD	1	$1,164

Foreign Government Obligations		Par (000)	Value
Germany — 3.3%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.50%, 4/15/16	EUR	65,940	86,170,571
0.75%, 4/15/18		13,000	16,059,446

			102,230,017
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)		4,550	22,521
Italy — 3.7%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.10%, 9/15/16		49,775	60,940,007
2.60%, 9/15/23		2,340	3,349,345
2.35%, 9/15/24		36,915	45,610,704
2.55%, 9/15/41		4,060	5,540,448

			115,440,504
Japan — 1.1%
Government of Japan Inflation Linked Bond, 0.10%, 9/10/24	JPY	4,083,400	35,766,618
Mexico — 1.0%
United Mexican States Inflation Linked Bond, 4.00%, 6/13/19	MXN	85,500	31,151,684
New Zealand — 1.3%
New Zealand Government Bonds, 3.00%, 9/20/30	NZD	53,579	40,896,221
Spain — 0.6%
Kingdom of Spain Inflation Linked Bond, 0.55%, 11/30/19	EUR	16,470	18,621,993
Total Foreign Government Obligations — 11.0%			344,129,558

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.53%, 3/25/35 (a)(b)	USD	10,988	9,589,645
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.46%, 5/25/37 (a)		12,196	9,227,557

			18,817,202
Commercial Mortgage-Backed Securities — 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (a)		10,774	11,497,835
Total Non-Agency Mortgage-Backed
Securities — 1.0%			30,315,037

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.14%, 6/01/34 (a)		97	102,795

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27 (c)	USD	244,964	$290,000,526
2.00%, 1/15/26		81,246	93,267,933
1.75%, 1/15/28		108,576	122,995,728
3.63%, 4/15/28		84,562	115,216,355
2.50%, 1/15/29		85,682	105,595,974
3.88%, 4/15/29		83,690	118,538,631
3.38%, 4/15/32		15,399	21,707,877
2.13%, 2/15/40-2/15/41 (d)		100,774	124,555,597
0.75%, 2/15/42-2/15/45		143,958	131,863,822
0.63%, 2/15/43		51,482	45,641,870
1.38%, 2/15/44		72,192	77,065,269
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/15		203	203,937
2.00%, 1/15/16		6,835	6,933,122
0.13%, 4/15/16-7/15/24 (c)		1,192,217	1,194,319,658
2.50%, 7/15/16		106,228	110,169,701
2.63%, 7/15/17		882	946,835
1.63%, 1/15/18		791	835,278
1.38%, 7/15/18-1/15/20		76,018	80,993,734
1.25%, 7/15/20		77,022	82,413,775
1.13%, 1/15/21		149,048	157,653,455
0.63%, 7/15/21-1/15/24 (c)		148,766	151,491,604
0.38%, 7/15/23		14,726	14,778,520
0.25%, 1/15/25 (c)		222,761	218,496,899
Total U.S. Treasury Obligations — 104.3%			3,265,686,100
Total Long-Term Investments (Cost — $3,597,440,891) — 116.3%			3,640,234,654

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)		11,787,503	11,787,503
Total Short-Term Securities (Cost — $11,787,503) — 0.4%			11,787,503

Options Purchased			Value
(Cost — $27,170,136) — 0.8%			26,077,525
Total Investments Before Options Written (Cost — $3,636,398,530*) — 117.5%			3,678,099,682

Options Written			Value
(Premiums Received — $21,556,267) — (0.7)%			(21,544,038)
Total Investments Net of Options Written — 116.8%			3,656,555,644
Liabilities in Excess of Other Assets — (16.8)%			(526,976,414)

Net Assets — 100.0%			$3,129,579,230

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,636,479,829

Gross unrealized appreciation	$104,701,122
Gross unrealized depreciation	(63,081,269)

Net unrealized appreciation	$41,619,853

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	September 30,	Net	June 30,
Affiliate	2014	Activity	2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,273,985	2,513,518	11,787,503	$78,876

(f)	Represents the current yield as of report date.

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

					Face Value
					Including
	Interest	Trade	Maturity	Face	Accrued
Counterparty	Rate	Date	Date[1]	Value	Interest

Morgan Stanley & Co. LLC	0.29%	3/27/15	Open	$ 5,218,750	$ 5,221,812
Morgan Stanley & Co. LLC	0.29%	3/27/15	Open	52,187,500	52,218,117
BNP Paribas Securities Corp.	0.33%	5/13/15	Open	150,437,500	150,468,214
Bank of Montreal	0.14%	5/19/15	Open	93,931,250	93,943,591
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.36%	5/19/15	Open	43,000,000	43,004,778
RBC Capital Markets, LLC	0.32%	5/26/15	Open	84,400,000	84,413,504
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.36%	6/02/15	Open	107,500,000	107,518,394

Total				$536,675,000	$536,788,410

1Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts						Unrealized
Long/				Notional		Appreciation
(Short)	Issue	Exchange	Expiration	Value		(Depreciation)

(162)	Euro-Bobl	Eurex	September 2015	USD	23,402,930	$ 110,170
	Euro-BTP Italian Government
(38)	Bonds Futures	Eurex	September 2015	USD	5,516,266	127,923
(4)	Euro-Bund	Eurex	September 2015	USD	677,830	14,538
19	Euro-Buxl	Eurex	September 2015	USD	3,148,521	(285,960)
	Japanese Government Bonds
(159)	(10 Year)	Osaka	September 2015	USD	190,940,311	(1,180,619)
(112)	Long Gilt British	NYSE Liffe	September 2015	USD	20,366,036	(170,024)
105	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	15,838,594	(13,439)
2,391	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	301,676,953	(568,858)
126	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	27,586,125	57,094
700	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	83,480,469	96,171
(866)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	133,418,125	4,459,845
(281)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	69,874,163	(227,400)
(511)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	126,830,200	(213,916)
(1,902)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	465,799,800	53,929

Total						$ 2,259,454

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	21,949,064	USD	17,779,000	Barclays Bank PLC	7/03/15	$(207,175)
CAD	35,988,950	USD	29,151,000	Deutsche Bank AG	7/03/15	(339,225)
USD	23,492,500	CAD	28,669,237	Bank of America N.A.	7/03/15	539,718
EUR	1,000,000	USD	1,132,392	Goldman Sachs International	7/06/15	(17,449)
EUR	11,300,000	USD	12,739,622	Goldman Sachs International	7/06/15	(140,757)
EUR	7,454,000	USD	8,478,516	Royal Bank of Canada	7/06/15	(167,725)
GBP	963,000	USD	1,472,070	HSBC Bank PLC	7/06/15	40,970
USD	254,847,481	EUR	232,129,000	UBS AG	7/06/15	(3,963,307)
USD	855,542	GBP	553,000	Goldman Sachs International	7/06/15	(13,317)
USD	17,661,519	JPY	2,186,870,500	Bank of America N.A.	7/06/15	(208,618)
USD	17,611,865	JPY	2,186,870,500	UBS AG	7/06/15	(258,272)
AUD	1,189,000	USD	910,506	Barclays Bank PLC	7/21/15	5,711
USD	27,926,548	MXN	418,982,000	Barclays Bank PLC	7/21/15	1,311,826
USD	5,072,032	MXN	78,261,000	JPMorgan Chase Bank N.A.	7/21/15	100,709
USD	6,455,491	NZD	8,467,000	Goldman Sachs International	7/21/15	729,056
USD	2,111,644	NZD	3,029,000	HSBC Bank USA N.A.	7/21/15	63,059
USD	4,699,301	NZD	6,607,000	HSBC Bank USA N.A.	7/21/15	230,830
USD	31,491,933	NZD	42,255,000	JPMorgan Chase Bank N.A.	7/21/15	2,913,867
CAD	24,102,500	JPY	2,385,267,635	Citibank N.A.	7/22/15	(203,867)
CAD	24,102,500	JPY	2,384,942,394	Deutsche Bank AG	7/22/15	(201,209)
USD	237,870,056	EUR	212,300,000	UBS AG	8/05/15	1,068,375
USD	17,865,742	JPY	2,186,870,500	Bank of America N.A.	8/05/15	(10,991)
USD	17,801,245	JPY	2,186,870,500	HSBC Bank PLC	8/05/15	(75,489)
AUD	10,265,000	USD	7,829,217	Barclays Bank PLC	8/17/15	69,074
AUD	10,035,000	USD	7,706,890	Commonwealth Bank of Australia	8/17/15	14,430
USD	7,936,975	AUD	10,285,000	Barclays Bank PLC	8/17/15	23,295
JPY	622,382,000	USD	5,047,752	Goldman Sachs International	9/15/15	42,974
MXN	196,080,000	USD	12,686,951	Standard Chartered Bank	9/15/15	(280,456)

Total						$1,066,037

•	As of June 30, 2015, inflation indexed caps outstanding were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation

Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(52,932)	$(1,014,650)	$961,718

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	As of June 30, 2015, inflation indexed floors outstanding were as follows:

Reference Entity	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation

Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for November 2015 divided by HICPx for November 2013 minus 0.15% or $0	Upfront premium and payment at expiration	Barclays Bank PLC	11/19/15	EUR 33,500	$2,792	$67,710	$(64,918)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value

U.S. Treasury Bonds (30 Year)	Call	USD	151.00	7/24/15	372	$802,125
U.S. Treasury Notes (10 Year)	Call	USD	128.50	8/21/15	1,491	629,016
Euro Dollar 90-Day	Put	USD	98.75	7/10/15	3,849	192,450
Euro Dollar 90-Day	Put	USD	98.50	7/10/15	77	481
U.S. Treasury Notes (10 Year)	Put	USD	125.50	7/24/15	400	212,500
Euro Dollar 90-Day	Put	USD	98.50	8/14/15	1,903	59,469

Total						$1,896,041

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value

USD Currency	Citibank N.A.	Call	CAD	1.28	7/02/15	USD	117,430	$470
GBP Currency	Citibank N.A.	Call	USD	1.61	7/10/15	GBP	20,110	25,247
AUD Currency	BNP Paribas S.A.	Call	USD	0.82	8/13/15	AUD	39,440	36,893
AUD Currency	HSBC Bank USA N.A.	Put	USD	0.76	7/02/15	AUD	81,320	50,840
USD Currency	Citibank N.A.	Put	CAD	1.22	7/02/15	USD	117,430	19,611
GBP Currency	Citibank N.A.	Put	USD	1.54	7/10/15	GBP	20,110	9,413
USD Currency	Bank of America N.A.	Put	NOK	7.00	7/15/15	USD	50,755	171
AUD Currency	Barclays Bank PLC	Put	JPY	92.50	7/17/15	AUD	101,045	398,827
CAD Currency	Deutsche Bank AG	Put	JPY	98.50	7/17/15	CAD	96,480	514,789
AUD Currency	Deutsche Bank AG	Put	USD	0.78	8/13/15	AUD	39,440	702,239
AUD Currency	BNP Paribas S.A.	Put	USD	0.75	8/28/15	AUD	40,795	307,049
CHF Currency	JPMorgan Chase Bank N.A.	Put	SEK	8.25	8/28/15	CHF	24,280	21,656
USD Currency	UBS AG	Put	SEK	7.80	8/28/15	USD	50,840	194,661

Total								$2,281,866

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value

	Credit Suisse				6-month JPY
30-Year Interest Rate Swap	International	Call	1.50%	Receive	LIBOR	12/24/15	JPY	2,469,990	$702,228
5-Year Interest Rate Swap	Citibank N.A.	Call	2.10%	Receive	3-month LIBOR	2/12/16	USD	25,000	323,735
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Receive	3-month LIBOR	2/12/16	USD	138,200	1,789,606
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.00%	Receive	3-month LIBOR	11/21/17	USD	11,900	958,729
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.85%	Pay	3-month LIBOR	9/04/15	USD	145,000	552,296
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.85%	Pay	3-month LIBOR	9/04/15	USD	72,350	275,577
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.85%	Pay	3-month LIBOR	9/16/15	USD	72,300	348,429
	Credit Suisse				6-month JPY
30-Year Interest Rate Swap	International	Put	1.50%	Pay	LIBOR	12/24/15	JPY	2,469,990	814,513
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/15/16	USD	91,600	1,643,640
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/15/16	USD	42,000	753,634
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.95%	Pay	3-month LIBOR	1/15/16	USD	43,500	2,473,776
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.95%	Pay	3-month LIBOR	1/15/16	USD	9,000	511,816
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/15/16	USD	87,000	2,048,424

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

      As of June 30, 2015, OTC interest rate swaptions purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value

30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/15/16	USD	18,000	$423,811
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	1/15/16	USD	152,000	1,245,231
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	1/15/16	USD	31,500	258,058
5-Year Interest Rate Swap	Citibank N.A.	Put	2.10%	Pay	3-month LIBOR	2/12/16	USD	25,000	319,571
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.10%	Pay	3-month LIBOR	2/12/16	USD	138,200	1,766,587
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	3-month LIBOR	11/21/17	USD	16,600	579,924
					6-month
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	EURIBOR	6/08/22	EUR	43,500	4,110,033

Total									$21,899,618

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value

U.S. Treasury Notes (10 Year)	Call	USD	128.00	7/24/15	140	$(37,188)
U.S. Treasury Notes (10 Year)	Call	USD	130.50	8/21/15	1,491	(256,266)

Total						$(293,454)

•	As of June 30, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value

EUR Currency	Deutsche Bank AG	Call	USD	1.15	8/03/15	EUR	28,465	$(181,945)
EUR Currency	Deutsche Bank AG	Call	USD	1.16	8/06/15	EUR	28,205	(158,543)
AUD Currency	Deutsche Bank AG	Call	USD	0.82	8/13/15	AUD	39,440	(27,162)
CHF Currency	JPMorgan Chase Bank N.A.	Call	SEK	9.75	8/28/15	CHF	24,916	(47,388)
AUD Currency	BNP Paribas S.A.	Call	USD	0.80	10/29/15	AUD	40,795	(363,179)
USD Currency	Barclays Bank PLC	Call	JPY	126.50	10/30/15	USD	31,560	(256,876)
USD Currency	Deutsche Bank AG	Call	JPY	126.50	10/30/15	USD	31,350	(256,785)
AUD Currency	HSBC Bank USA N.A.	Put	USD	0.78	8/13/15	AUD	39,440	(702,239)
USD Currency	Barclays Bank PLC	Put	JPY	113.50	10/30/15	USD	31,560	(78,515)
USD Currency	Deutsche Bank AG	Put	JPY	113.50	10/30/15	USD	31,350	(82,507)

Total								$(2,155,139)

•	As of June 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value

30-Year Interest Rate Swap	Credit Suisse International	Call	1.65%	Pay	6-month EURIBOR	12/16/15	EUR	24,515	$(1,391,885)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Pay	6-month EURIBOR	12/18/15	EUR	5,375	(305,718)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Pay	3-month LIBOR	2/13/17	USD	30,000	(309,191)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Pay	3-month LIBOR	2/13/17	USD	51,600	(531,808)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/06/17	USD	23,510	(333,465)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/06/17	USD	47,000	(666,645)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/16/17	USD	23,500	(335,958)
30-Year Interest Rate Swap	Credit Suisse International	Put	1.65%	Receive	6-month EURIBOR	12/16/15	EUR	24,515	(1,879,485)
30-Year Interest Rate Swap	Deutsche Bank AG	Put	1.65%	Receive	6-month EURIBOR	12/18/15	EUR	5,375	(413,690)
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.55%	Receive	3-month LIBOR	1/15/16	USD	9,000	(1,000,168)
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.55%	Receive	3-month LIBOR	1/15/16	USD	43,500	(4,834,148)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-month LIBOR	2/13/17	USD	30,000	(1,157,251)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-month LIBOR	2/13/17	USD	51,600	(1,990,472)

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

As of June 30, 2015, OTC interest rate swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value

10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/06/17	USD	23,510	$(744,320)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/06/17	USD	47,000	(1,488,007)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/16/17	USD	23,500	(757,381)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(955,853)

Total									$(19,095,445)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.80%[1]	3-month LIBOR	Chicago Mercantile	2/25/25	USD	41,800	$(1,314,306)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	7,500	(312,192)
3.06%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	7,400	(334,856)
2.42%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	3,090	308,986
2.38%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	3,015	327,203
2.39%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	3,015	320,493
2.42%[1]	3-month LIBOR	Chicago Mercantile	4/24/45	USD	2,880	286,423

Total						$ (718,249)

[1]	Fund pays the fixed rate and receives the floating rate.

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation

Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	N/A	2/15/41	USD	15,000	$2,257,918	$153,177	$2,104,741

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,164	—	$1,164
Foreign Government Obligations	—	344,129,558	—	344,129,558
Non-Agency Mortgage-Backed Securities	—	30,315,037	—	30,315,037
U.S. Government Sponsored Agency Securities	—	102,795	—	102,795
U.S. Treasury Obligations	—	3,265,686,100	—	3,265,686,100
Short-Term Securities	$11,787,503	—	—	11,787,503
Options Purchased:
Foreign Currency Exchange Contracts	—	2,281,866	—	2,281,866
Interest Rate Contracts	1,896,041	21,899,618	—	23,795,659

Total	$13,683,544	$3,664,416,138	—	$3,678,099,682

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$7,153,894	—	$7,153,894
Interest rate contracts	$4,919,670	1,243,105	—	6,162,775
Other contracts	—	3,066,459	—	3,066,459
Liabilities:
Foreign currency exchange contracts	—	(8,242,996)	—	(8,242,996)
Interest rate contracts	(2,953,670)	(21,056,799)	—	(24,010,469)
Other contracts	—	(64,918)	—	(64,918)

Total	$1,966,000	$(17,901,255)	—	$(15,935,255)

[1]

Derivative financial instruments are swaps, financial futures contracts, inflation indexed caps and floors, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts, inflation indexed caps and floors, forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or fair value, including accrued interest for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$5,608,017	—	—	$5,608,017
Cash pledged for centrally cleared swaps	3,834,910	—	—	3,834,910
Cash pledged as collateral for OTC derivatives	1,610,000	—	—	1,610,000
Liabilities:
Reverse repurchase agreements	—	$(536,788,410)	—	(536,788,410)
Bank overdraft	—	(1,047,263)	—	(1,047,263)
Cash received as collateral for OTC derivatives	—	(7,051,000)	—	(7,051,000)

Total	$11,052,927	$(544,886,673)	—	$(533,833,746)

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	USD	144	$145,364
Scholar Funding Trust, Series 2011-A, Class A, 1.18%, 10/28/43 (a)(b)		263	265,092
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.49%, 6/15/21 (b)		233	232,175

Total Asset-Backed Securities — 0.8%			642,631

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.6%
Northrop Grumman Corp., 3.50%, 3/15/21		275	283,787
United Technologies Corp., 4.50%, 6/01/42		230	233,656

			517,443

Airlines — 2.0%
Air Canada Pass-Through Trust, Series 2015-1, Class A, 3.60%, 3/15/27 (a)		250	245,625
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27		370	374,124
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		304	322,069
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)		155	154,225
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 2/15/23		215	225,253
Series 2014-1, Class B, 4.75%, 10/11/23		175	178,063
Virgin Australia Trust, Series 2013-1B, 6.00%, 4/23/22 (a)		136	140,520

			1,639,879

Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		50	50,313
4.88%, 3/15/19		137	138,027
ZF North America Capital, Inc., 4.00%, 4/29/20 (a)		150	149,813

			338,153

Automobiles — 0.5%
General Motors Co., 3.50%, 10/02/18		416	429,524

Banks — 10.2%
Abbey National Treasury Services PLC, 2.35%, 9/10/19		225	224,965
Bank of America Corp.:
5.30%, 9/30/15		675	682,150
6.05%, 5/16/16		225	233,639
6.50%, 8/01/16		300	316,462
5.42%, 3/15/17		500	529,801
6.00%, 9/01/17		970	1,055,519
2.60%, 1/15/19		425	429,628
4.00%, 1/22/25		250	243,573
4.88%, 4/01/44		125	126,966
Barclays PLC, 3.65%, 3/16/25		200	189,160
Citigroup, Inc.:
1.85%, 11/24/17		250	250,610
2.50%, 7/29/19		575	575,844
4.40%, 6/10/25		280	278,956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		313	312,958
Deutsche Bank AG, 4.50%, 4/01/25		250	238,003

Corporate Bonds		Par (000)	Value

Banks (concluded)
HSBC Bank USA NA, 6.00%, 8/09/17	USD	250	$271,861
ING Bank NV, 1.80%, 3/16/18 (a)		255	255,158
JPMorgan Chase & Co.:
6.13%, 6/27/17		375	405,531
1.70%, 3/01/18		250	249,122
1.63%, 5/15/18		425	421,691
5.63%, 8/16/43		250	266,615
4.95%, 6/01/45		175	170,112
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		270	285,912
Santander Bank NA, 2.00%, 1/12/18		250	249,963

			8,264,199

Biotechnology — 0.8%
Amgen, Inc.:
5.85%, 6/01/17		375	406,007
5.38%, 5/15/43		163	172,971
4.40%, 5/01/45		110	101,364

			680,342

Capital Markets — 3.5%
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 5/15/45 (a)		250	240,543
Credit Suisse/New York NY, 1.70%, 4/27/18		650	645,470
Deutsche Bank AG, 1.88%, 2/13/18		120	119,633
The Goldman Sachs Group, Inc.:
2.38%, 1/22/18		375	380,704
6.75%, 10/01/37		250	293,237
5.15%, 5/22/45		155	149,533
Morgan Stanley:
5.55%, 4/27/17		480	514,411
1.88%, 1/05/18		295	295,783
2.20%, 12/07/18		115	115,657
4.30%, 1/27/45		65	60,736

			2,815,707

Chemicals — 1.0%
Eastman Chemical Co., 3.80%, 3/15/25		375	374,337
LYB International Finance BV, 4.88%, 3/15/44		100	97,158
LyondellBasell Industries NV, 5.00%, 4/15/19		300	324,979

			796,474

Commercial Services & Supplies — 1.4%
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,075	1,094,019

Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/28/25		50	48,604

Consumer Finance — 3.8%
Ally Financial, Inc.:
3.25%, 2/13/18		175	173,906
8.00%, 11/01/31		114	145,350
Capital One N.A.:
1.65%, 2/05/18		250	248,083
2.40%, 9/05/19		250	247,775
Discover Bank, 3.10%, 6/04/20		257	256,744
Discover Financial Services, 3.85%, 11/21/22		356	353,471
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		400	400,521
1.68%, 9/08/17		225	224,350
General Motors Financial Co., Inc.:
2.40%, 4/10/18		200	200,497
3.45%, 4/10/22		300	293,955

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Consumer Finance (concluded)
Navient Corp., 3.88%, 9/10/15	USD	500	$500,625

			3,045,277
Diversified Financial Services — 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		400	400,250
BP Capital Markets PLC:
3.54%, 11/04/24		145	143,670
3.51%, 3/17/25		145	142,993
CNH Industrial Capital LLC, 3.88%, 11/01/15		285	285,713
General Electric Capital Corp., 5.88%, 1/14/38		125	149,504
Glencore Funding LLC, 2.13%, 4/16/18 (a)		45	44,662
Hyundai Capital America, 1.88%, 8/09/16 (a)		425	427,516
Shell International Finance BV, 4.38%, 5/11/45		300	296,122

			1,890,430

Diversified Telecommunication Services — 2.3%
AT&T Inc.:
2.45%, 6/30/20		90	88,224
4.75%, 5/15/46		334	303,931
Verizon Communications, Inc.:
3.65%, 9/14/18		325	341,831
4.27%, 1/15/36 (a)		450	405,931
3.85%, 11/01/42		623	514,158
4.67%, 3/15/55 (a)		254	220,968

			1,875,043

Electric Utilities — 4.3%
Alabama Power Co., 2.80%, 4/01/25		60	57,511
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		100	110,252
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	303,192
Duke Energy Progress, Inc., 4.15%, 12/01/44		80	77,313
Entergy Corp., 4.00%, 7/15/22		325	327,499
Entergy Louisiana LLC, 4.05%, 9/01/23		200	210,481
Exelon Corp.:
2.85%, 6/15/20		65	65,377
3.95%, 6/15/25		200	201,180
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	273,257
Ohio Power Co., Series D, 6.60%, 3/01/33		229	286,059
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	215,563
7.00%, 5/01/32		36	46,971
7.25%, 1/15/33		40	53,686
7.50%, 9/01/38		206	289,668
PacifiCorp., 3.35%, 7/01/25		240	240,168
Puget Energy, Inc.:
6.00%, 9/01/21		175	200,506
5.63%, 7/15/22		275	309,080
The Toledo Edison Co.:
7.25%, 5/01/20		54	64,155
6.15%, 5/15/37		40	45,935
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		90	89,401

			3,467,254

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		200	198,000

Energy Equipment & Services — 0.1%
Ensco PLC, 4.50%, 10/01/24		90	85,982

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp., 2.85%, 5/15/20		70	69,506
Medtronic, Inc.:
4.38%, 3/15/35 (a)		325	322,506

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
4.63%, 3/15/45 (a)	USD	370	$374,569

			766,581

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23 (a)		200	202,500
Amsurg Corp., 5.63%, 7/15/22		200	201,750
Anthem, Inc.:
4.65%, 1/15/43		50	45,838
5.10%, 1/15/44		50	48,872
4.65%, 8/15/44		100	91,465
HCA, Inc., 3.75%, 3/15/19		350	352,625
UnitedHealth Group, Inc.:
4.38%, 3/15/42		65	63,020
4.25%, 3/15/43		110	103,944

			1,110,014

Insurance — 0.3%
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	204,101

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc., 2.40%, 2/01/19		500	499,458

Media — 1.8%
21st Century Fox America, Inc., 6.40%, 12/15/35		150	177,473
Comcast Corp.:
6.95%, 8/15/37		99	128,711
4.60%, 8/15/45		70	69,399
Cox Communications, Inc., 6.95%, 6/01/38 (a)		211	238,234
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42		200	188,160
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	176,466
NBCUniversal Media LLC, 4.45%, 1/15/43		130	124,942
Sky PLC, 3.75%, 9/16/24 (a)		200	195,251
Time Warner Cable, Inc.:
6.55%, 5/01/37		141	146,784
4.50%, 9/15/42		37	30,181

			1,475,601

Metals & Mining — 1.4%
Barrick Gold Corp.:
2.50%, 5/01/18		250	250,973
3.85%, 4/01/22		70	67,847
4.10%, 5/01/23		87	84,771
Freeport-McMoRan, Inc., 5.45%, 3/15/43		170	141,926
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	151,040
7.13%, 7/15/28		100	126,666
Southern Copper Corp.:
6.75%, 4/16/40		125	129,093
5.88%, 4/23/45		150	142,680

			1,094,996

Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		300	347,108
Dominion Gas Holdings LLC, 4.60%, 12/15/44		125	117,821
Pacific Gas & Electric Co., 4.75%, 2/15/44		75	77,321

			542,250

Oil, Gas & Consumable Fuels — 8.1%
ConocoPhillips Co., 2.88%, 11/15/21		260	262,258
Continental Resources, Inc., 5.00%, 9/15/22		250	245,158
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	518,046
Energy Transfer Partners LP:
9.00%, 4/15/19		150	179,973

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
6.50%, 2/01/42	USD	200	$206,029
Enterprise Products Operating LLC:
3.75%, 2/15/25		65	63,705
6.45%, 9/01/40		106	120,040
4.90%, 5/15/46		395	372,036
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20		321	339,457
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17		300	319,490
6.50%, 4/01/20		304	346,167
6.38%, 3/01/41		257	259,298
Kinder Morgan, Inc., 2.00%, 12/01/17		25	24,924
Marathon Petroleum Corp., 4.75%, 9/15/44		134	122,301
MEG Energy Corp., 6.50%, 3/15/21 (a)		99	95,287
Noble Energy, Inc., 5.25%, 11/15/43		150	146,139
Phillips 66, 4.88%, 11/15/44		135	128,943
Pioneer Natural Resources Co., 5.88%, 7/15/16		320	334,422
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		200	199,152
4.90%, 2/15/45		125	117,853
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		240	243,791
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		155	154,419
5.63%, 3/01/25 (a)		120	118,800
Sabine Pass LNG LP, 7.50%, 11/30/16		200	210,502
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,594
TransCanada PipeLines Ltd., 7.63%, 1/15/39		100	131,485
Valero Energy Corp., 6.63%, 6/15/37		110	124,235
Western Gas Partners LP, 2.60%, 8/15/18		425	428,506
The Williams Cos., Inc.:
3.70%, 1/15/23		253	235,571
4.55%, 6/24/24		160	155,053
Williams Partners LP, 3.90%, 1/15/25		235	221,533
Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/01/17		100	108,354

			6,543,521

Pharmaceuticals — 4.8%
AbbVie, Inc.:
3.60%, 5/14/25		145	143,317
4.40%, 11/06/42		240	227,084
4.70%, 5/15/45		310	304,927
Actavis Funding SCS:
2.35%, 3/12/18		225	226,188
3.45%, 3/15/22		415	411,069
4.55%, 3/15/35		115	109,339
4.85%, 6/15/44		300	289,438
4.75%, 3/15/45		60	57,123
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		410	433,922
Hospira, Inc., 5.20%, 8/12/20		175	195,616
Mylan, Inc., 2.60%, 6/24/18		375	377,713
Perrigo Finance plc, 3.90%, 12/15/24		250	246,855
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		214	224,433
5.38%, 3/15/20 (a)		200	206,500
Zoetis, Inc., 1.88%, 2/01/18		425	423,822

			3,877,346

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.:
4.50%, 1/15/18		604	639,144

Corporate Bonds		Par (000)	Value

Real Estate Investment Trusts (REITs) (concluded)
5.90%, 11/01/21	USD	146	$164,462
3.50%, 1/31/23		150	144,084
AvalonBay Communities, Inc., 3.45%, 6/01/25		115	113,084
ERP Operating LP, 4.50%, 6/01/45		145	140,845
HCP, Inc., 6.75%, 2/01/41		100	123,035
Simon Property Group LP, 4.25%, 10/01/44		195	185,177
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (a)		200	200,295

			1,710,126

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
4.90%, 4/01/44		150	155,298
4.15%, 4/01/45		40	36,892
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	202,004

			394,194

Software — 0.3%
Autodesk, Inc., 3.35%, 6/15/20		85	85,107
Microsoft Corp., 3.50%, 11/15/42		175	151,374

			236,481

Specialty Retail — 0.6%
Lowe’s Cos., Inc., 4.65%, 4/15/42		75	77,324
QVC, Inc., 4.38%, 3/15/23		391	384,302

			461,626

Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., 4.38%, 5/13/45		225	221,725
Seagate HDD Cayman, 3.75%, 11/15/18		325	338,824

			560,549

Tobacco — 2.0%
Altria Group, Inc.:
4.75%, 5/05/21		150	162,548
10.20%, 2/06/39		105	172,907
5.38%, 1/31/44		90	95,193
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	298,622
Philip Morris International, Inc., 4.50%, 3/20/42		325	316,674
Reynolds American, Inc.:
4.00%, 6/12/22		85	86,825
3.25%, 11/01/22		40	38,526
4.85%, 9/15/23		60	63,394
4.75%, 11/01/42		40	36,287
5.85%, 8/15/45		100	104,889
RJ Reynolds Tobacco Co., 7.00%, 8/04/41		173	200,119

			1,575,984

Trading Companies & Distributors — 0.4%
HD Supply, Inc., 11.00%, 4/15/20		300	333,870

Wireless Telecommunication Services — 2.4%
Alltel Corp., 7.88%, 7/01/32		314	417,230
America Movil SAB de CV, 6.13%, 11/15/37		200	227,897
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	233,670
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	687,723
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	197,621
Vodafone Group PLC:
2.50%, 9/26/22		125	114,657

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
4.38%, 2/19/43	USD	64	$55,101

			1,933,899

Total Corporate Bonds — 62.5%			50,506,927

Foreign Agency Obligations		Par (000)	Value

Brazil — 1.1%
Petrobras Global Finance BV:
3.88%, 1/27/16		774	777,305
6.25%, 3/17/24		100	96,547

			873,852

China — 0.8%
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20		350	345,424
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		275	280,843

			626,267

Mexico — 0.8%
Petroleos Mexicanos:
3.50%, 7/18/18		462	476,183
6.50%, 6/02/41		214	222,560

			698,743

Total Foreign Agency Obligations — 2.7%			2,198,862

Foreign Government Obligations		Par (000)	Value

Colombia — 0.2%
Republic of Colombia, 5.63%, 2/26/44		200	202,500

Indonesia — 0.3%
Republic of Indonesia, 4.50%, 1/15/25 (a)		250	245,313

Mexico — 0.8%
United Mexican States:
4.75%, 3/08/44		173	164,350
5.55%, 1/21/45		150	159,563
5.75%, 10/12/2110		294	288,855

			612,768

Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50		37	41,255

Turkey — 0.2%
Republic of Turkey, 4.50%, 4/14/26		200	190,632

Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50		75	71,438

Total Foreign Government Obligations — 1.7%			1,363,906

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.3%
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.64%, 3/15/39 (b)		104	105,884
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		97	102,183

Total Non-Agency Mortgage-Backed Securities — 0.3%			208,067

Preferred Securities		Par (000)	Value

Capital Trusts

Banks — 3.1%
Bank of America Corp.:
8.00% (b)(c)	USD	95	$100,225
8.13% (b)(c)		50	53,063
6.10% (b)(c)		255	251,813
5.20% (b)(c)		260	248,625
Citigroup, Inc.:
5.90% (b)(c)		40	39,400
5.95% (b)(c)		175	168,910
HSBC Holdings PLC, 6.38% (b)(c)		200	201,000
JPMorgan Chase & Co.:
7.90% (b)(c)		224	236,936
6.75% (b)(c)		625	667,769
Wells Fargo & Co.:
5.90% (b)(c)		405	406,013
5.88% (b)(c)		85	87,023

			2,460,777

Capital Markets — 0.5%
The Goldman Sachs Group, Inc., 5.38% (b)(c)		260	256,854
State Street Capital Trust IV, 1.29%, 6/01/77 (b)		200	174,500

			431,354

Consumer Finance — 0.8%
American Express Co., 4.90% (b)(c)		225	217,980
Capital One Financial Corp., 5.55% (b)(c)		425	421,281

			639,261

Diversified Financial Services — 1.0%
General Electric Capital Corp., 6.25% (b)(c)		400	437,500
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		370	384,800

			822,300

Insurance — 0.9%
The Allstate Corp.:
5.75%, 8/15/53 (b)		325	343,281
6.50%, 5/15/67 (b)		100	112,000
MetLife, Inc., 6.40%, 12/15/66		252	276,570
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		27	25,110

			756,961

Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		750	806,250
TransCanada Trust, 5.63%, 5/20/75 (b)		215	216,881

			1,023,131

Total Capital Trusts — 7.6%			6,133,784

Preferred Stocks		Shares	Value

Banks — 0.7%
Citigroup, Inc., 6.88% (c)		7,880	210,081
Wells Fargo & Co., 5.85% (b)(c)		14,541	370,796

			580,877

Capital Markets — 0.6%
The Goldman Sachs Group, Inc., 5.50% (b)(c)		10,233	250,913
State Street Corp., 5.90% (c)		9,095	233,469

			484,382

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Shares	Value

Media — 1.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(c)		853,000	$ 907,379

Total Preferred Stocks — 2.4%			1,972,638

Total Preferred Securities — 10.0%			8,106,422

Taxable Municipal Bonds		Par (000)	Value

Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43	USD	75	78,348
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		35	36,208
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		425	509,647
New Jersey Economic Development Authority RB, 5.38%, 1/01/43		125	133,735
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	204,344
State of California GO, 7.55%, 4/01/39		250	361,483

Total Taxable Municipal Bonds — 1.6%			1,323,765

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations — 1.5%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		15	14,881
Series 2011-52, Class KB, 5.50%, 6/25/41		320	364,181
Series 2011-52, Class LB, 5.50%, 6/25/41		320	356,447
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		426	464,089

			1,199,598

Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities:
2.16%, 2/01/35 (b)		169	180,251
2.44%, 1/01/35 (b)		36	38,907
7.00%, 1/01/31		1	1,680
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		4	5,046
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (b)		38	39,111
5.50%, 4/15/33-8/15/33		10	12,046
7.00%, 9/15/31-5/15/32		10	11,954

			288,995

Total U.S. Government Sponsored Agency Securities — 1.8%			1,488,593

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
3.38%, 5/15/44	USD	120	$126,047
3.13%, 8/15/44		185	185,304
3.00%, 11/15/44		160	156,513
2.50%, 2/15/45		1,415	1,245,313
U.S. Treasury Notes:
1.75%, 9/30/19		6,600	6,679,405
1.63%, 12/31/19		100	100,414
2.25%, 11/15/24		772	767,494
2.13%, 5/15/25		1,550	1,521,906

Total U.S. Treasury Obligations — 13.3%			10,782,396

Total Long-Term Investments
(Cost — $76,327,834) — 94.7%			76,621,569

Short-Term Securities		Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)		3,946,772	3,946,772

Total Short-Term Securities
(Cost — $3,946,772) — 4.9%			3,946,772

Options Purchased			Value

(Cost — $137,903) — 0.1%			68,249

Total Investments Before Options Written
(Cost — $80,412,509*) — 99.7%			80,636,590

Options Written			Value

(Premiums Received — $48,747) — (0.0)%			(975)

Total Investments Net of Options Written — 99.7%			80,635,615
Other Assets Less Liabilities — 0.3%			237,513

Net Assets — 100.0%			$80,873,128

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$80,422,113

Gross unrealized appreciation	$1,492,258
Gross unrealized depreciation	(1,277,781)

Net unrealized appreciation	$214,477

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,721,402	(2,774,630)	3,946,772	$3,082

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(8)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	1,206,750	$ 22,938
17	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	2,144,922	8,351
14	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	3,065,125	6,344
41	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	4,889,570	13,684
31	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	4,775,938	(149,929)
(60)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	14,892,000	(69,345)
(12)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	2,958,900	(12,097)

Total						$(180,054)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value

Euro Dollar 90-Day	Put	USD	99.00	12/14/15	78	$1,462
Euro Dollar 90-Day	Put	USD	98.00	12/14/15	78	488

Total	$1,950

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value

30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	USD	1,750	$66,299

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value

Euro Dollar 90-Day	Put	USD	98.50	12/14/15	156	$(975)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.65%[1]	3-month LIBOR	Chicago Mercantile	10/05/15	11/30/19	USD	2,600	$ $6,433
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/14/25	USD	700	1,632
2.27%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/26/25	USD	400	5,213
3.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD	344	(13,477)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD	344	(14,191)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD	344	(14,358)
3.06%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD	344	(15,283)
2.54%[2]	3-month LIBOR	Chicago Mercantile	N/A	1/12/45	USD	700	(46,903)
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	415	41,500
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	385	38,291
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	50	5,427

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	50	$5,315

Total							$ (401)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•  As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation

Cigna Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$ (13,635)	$ (688)	$(12,947)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(20,002)	(10,529)	(9,473)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(19,987)	(3,634)	(16,353)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(16,749)	(8,162)	(8,587)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(16,692)	(8,696)	(7,996)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(58,923)	(41,172)	(17,751)
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(49,331)	(41,172)	(8,159)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(56,672)	(39,761)	(16,911)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(57,242)	(47,439)	(9,803)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(8,671)	5,014	(13,685)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	800	(10,834)	(2,483)	(8,351)
Yum! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	1,000	(14,499)	(13,863)	(636)
The Western Union Co.	1.00%	Credit Suisse International	9/20/20	USD	2,000	28,037	34,964	(6,927)

Total						$(315,200)	$(177,621)	$(137,579)

•  As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation

Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	780	$ 9,848	$(15,489)	$25,337
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	19,556	1,826	17,730
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	12,147	(2,883)	15,030
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD	800	13,837	4,477	9,360

Total							$55,388	$(12,069)	$67,457

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$642,631	—	$642,631
Corporate Bonds	—	50,506,927	—	50,506,927
Foreign Agency Obligations	—	2,198,862	—	2,198,862
Foreign Government Obligations	—	1,363,906	—	1,363,906
Non-Agency Mortgage-Backed Securities	—	208,067	—	208,067
Preferred Securities	$1,065,259	7,041,163	—	8,106,422
Taxable Municipal Bonds	—	1,323,765	—	1,323,765
U.S. Government Sponsored Agency Securities	—	1,488,593	—	1,488,593
U.S. Treasury Obligations	—	10,782,396	—	10,782,396
Short-Term Securities	3,946,772	—	—	3,946,772
Options Purchased:
Interest Rate Contracts	1,950	66,299	—	68,249

Total	$5,013,981	$75,622,609	—	$80,636,590

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$67,457	—	$67,457
Interest rate contracts	$51,317	103,811	—	155,128
Liabilities:
Credit contracts	—	(137,579)	—	(137,579)
Interest rate contracts	(232,346)	(104,212)	—	(336,558)

Total	$(181,029)	$(70,523)	—	$(251,552)

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and /or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$256	—	—	$256
Cash pledged for financial futures contracts	165,420	—	—	165,420
Cash pledged for centrally cleared swaps	201,250	—	—	201,250
Liabilities:
Bank overdraft	—	$(18)	—	(18)

Total	$366,926	$(18)	$—	$366,908

During the period ended June 30, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value

ALM VII R Ltd., Series 2013-7RA, Class C, 3.73%, 4/24/24	USD	500	$491,142
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.88%, 4/21/25		750	734,987
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.18%, 7/15/25		250	247,907
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.65%, 1/21/26		345	343,501
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27		360	359,794

Total Asset-Backed Securities — 0.7%			2,177,331

Common Stocks		Shares

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (c)		11,561	316,747

Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		1,169	32,001

Total Common Stocks — 0.1%			348,748

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.0%
Bombardier, Inc., 7.50%, 3/15/25 (a)	USD	64	58,080
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		87	88,523

			146,603

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		504	493,290

Airlines — 0.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	114,167
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		121	117,067
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		565	577,713
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	198,075
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		309	317,145

			1,324,167

Auto Components — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		765	770,737
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		30	31,575
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		560	562,800
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		150	149,813
4.75%, 4/29/25 (a)		212	205,244

			1,720,169

Building Products — 0.1%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		106	109,710
Masonite International Corp., 5.63%, 3/15/23 (a)		129	131,096
USG Corp., 9.75%, 1/15/18		120	136,500

			377,306

Corporate Bonds		Par (000)	Value

Capital Markets — 0.1%
American Capital, Ltd., 6.50%, 9/15/18 (a)	USD	195	$202,313

Chemicals — 0.1%
The Chemours Co.:
6.63%, 5/15/23 (a)		4	3,875
7.00%, 5/15/25 (a)		136	131,920
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	208,000

			343,795

Commercial Services & Supplies — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (a)		225	226,687
The Hertz Corp.:
4.25%, 4/01/18		52	52,650
7.38%, 1/15/21		5	5,206
Laureate Education, Inc., 10.00%, 9/01/19 (a)		76	70,870
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		600	613,374

			968,787

Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (a)		400	423,000
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		235	234,119
CommScope, Inc.:
4.38%, 6/15/20 (a)		334	337,340
5.50%, 6/15/24 (a)		31	30,148
Hughes Satellite Systems Corp., 6.50%, 6/15/19		44	47,740
Plantronics, Inc., 5.50%, 5/31/23 (a)		108	109,350

			1,181,697

Computer Services — 0.0%
SunGard Data Systems, Inc., 6.63%, 11/01/19		70	72,275

Construction & Engineering — 0.3%
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)		267	248,310
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		44	40,920
Modular Space Corp., 10.25%, 1/31/19 (a)		556	480,940

			770,170

Consumer Finance — 0.4%
Ally Financial, Inc., 4.63%, 3/30/25		1,255	1,195,387

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.27%, 12/15/19 (a)(b)		565	549,463
6.00%, 6/30/21 (a)		200	199,500
4.25%, 1/15/22	EUR	100	110,651
Berry Plastics Corp., 5.13%, 7/15/23	USD	300	292,500
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		1,535	1,573,375
Sealed Air Corp., 5.50%, 9/15/25 (a)		130	130,975

			2,856,464

Diversified Financial Services — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.63%, 7/01/22		150	150,375
Altice Financing SA:
6.50%, 1/15/22 (a)		450	450,000
6.63%, 2/15/23 (a)		1,005	997,764
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		320	307,200

			1,905,339

Diversified Telecommunication Services — 1.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		104	101,660
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		110	97,405

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
3.91%, 1/15/18 (b)	USD	126	$126,630
6.13%, 1/15/21		358	375,435
5.13%, 5/01/23 (a)		542	528,450
5.38%, 5/01/25 (a)		654	630,293
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (a)		711	732,330
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		600	670,056
6.00%, 4/01/23 (a)		206	203,466

			3,465,725

Electric Utilities — 0.1%
Homer City Generation LP, 8.14% (8.14% Cash or 8.64% PIK), 10/01/19 (d)		57	57,797
Talen Energy Supply LLC, 6.50%, 6/01/25 (a)		110	110,000

			167,797

Electrical Equipment — 0.1%
Sensata Technologies BV, 5.00%, 10/01/25 (a)		341	332,049

Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		95	98,087
5.00%, 9/01/23		43	42,248

			140,335

Energy Equipment & Services — 0.2%
Pacific Drilling SA, 5.38%, 6/01/20 (a)		51	38,633
Seventy Seven Energy, Inc., 6.50%, 7/15/22		83	53,120
Transocean, Inc.:
3.00%, 10/15/17		174	168,780
6.00%, 3/15/18		230	232,300
6.50%, 11/15/20		110	101,887

			594,720

Food & Staples Retailing — 0.2%
Rite Aid Corp., 6.13%, 4/01/23 (a)		661	680,830

Health Care Equipment & Supplies — 0.5%
Alere, Inc., 6.38%, 7/01/23 (a)		159	161,783
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		793	816,790
Hologic, Inc.:
6.25%, 8/01/20		197	203,777
5.25%, 7/15/22 (a)		203	207,314

			1,389,664

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		370	367,225
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		560	574,000
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		427	410,987
ExamWorks Group, Inc., 5.63%, 4/15/23		162	166,108
HCA, Inc.:
6.50%, 2/15/20		710	793,425
7.50%, 2/15/22		385	442,269
5.88%, 3/15/22		805	875,437
4.75%, 5/01/23		20	20,250
5.00%, 3/15/24		650	661,375
5.38%, 2/01/25		242	245,945
HealthSouth Corp., 5.75%, 11/01/24		69	70,466
Tenet Healthcare Corp.:
6.25%, 11/01/18		136	147,730
3.79%, 6/15/20 (a)(b)		2,215	2,234,381
6.75%, 6/15/23 (a)		468	477,360

			7,486,958

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure — 0.6%
ARAMARK Services, Inc., 5.75%, 3/15/20	USD	60	$62,640
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		1,170	1,202,175
Boyd Gaming Corp., 6.88%, 5/15/23		420	430,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	68,340

			1,763,655

Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	82,700
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		204	206,550
6.13%, 4/01/25 (a)		206	207,545

			496,795

Household Products — 0.3%
HRG Group, Inc., 7.88%, 7/15/19 (a)		192	202,560
Spectrum Brands, Inc.:
6.63%, 11/15/22		580	617,700
5.75%, 7/15/25 (a)		255	258,825

			1,079,085

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
5.88%, 1/15/24 (a)		93	98,347
5.50%, 2/01/24		215	208,013
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		81	85,316
NRG Energy, Inc., 6.25%, 7/15/22		94	95,410

			487,086

Insurance — 0.1%
CNO Financial Group, Inc., 4.50%, 5/30/20		15	15,225
Genworth Holdings, Inc., 4.80%, 2/15/24		85	74,163
HUB International Ltd., 7.88%, 10/01/21 (a)		82	83,640

			173,028

IT Services — 0.1%
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		191	188,135

Life Sciences Tools & Services — 0.0%
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		47	47,705

Machinery — 0.4%
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(d)		200	210,750
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(d)		1,000	1,078,750

			1,289,500

Media — 3.1%
Altice SA:
7.75%, 5/15/22 (a)		302	292,185
7.63%, 2/15/25 (a)		200	188,000
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		1,513	1,475,175
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		291	282,270
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		100	97,500
5.13%, 5/01/23 (a)		75	72,938
5.88%, 5/01/27 (a)		55	53,694
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(e)(f)		76	—
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		36	35,640
Gray Television, Inc., 7.50%, 10/01/20		87	92,220

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
iHeartCommunications, Inc.:
9.00%, 12/15/19	USD	425	$405,025
9.00%, 3/01/21		624	564,720
9.00%, 9/15/22		260	234,650
LIN Television Corp., 5.88%, 11/15/22 (a)		83	84,038
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	36,125
MDC Partners, Inc., 6.75%, 4/01/20 (a)		80	79,700
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	45,900
National CineMedia LLC, 6.00%, 4/15/22		700	725,340
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		110	107,800
Numericable-SFR SAS, 6.00%, 5/15/22 (a)		800	788,500
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24 (a)		43	43,968
Radio One, Inc., 7.38%, 4/15/22 (a)		110	107,800
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (a)		55	51,631
5.38%, 4/15/25 (a)		767	740,155
TEGNA, Inc.:
5.13%, 10/15/19		40	41,200
5.13%, 7/15/20		44	45,100
Tribune Media Co., 5.88%, 7/15/22 (a)		394	396,955
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		385	392,459
Univision Communications, Inc.:
5.13%, 5/15/23 (a)		1,055	1,023,350
5.13%, 2/15/25 (a)		1,120	1,081,024

			9,585,062

Metals & Mining — 0.7%
Constellium NV, 4.63%, 5/15/21	EUR	100	102,009
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)	USD	55	52,594
7.25%, 5/15/22 (a)		165	157,781
FMG Resources August 2006 Pty Ltd., 9.75%, 3/01/22 (a)		81	83,633
Novelis, Inc., 8.75%, 12/15/20		150	158,625
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		1,600	1,690,000

			2,244,642

Multiline Retail — 0.2%
Family Tree Escrow LLC:
5.25%, 3/01/20 (a)		62	64,868
5.75%, 3/01/23 (a)		596	622,820

			687,688

Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp., 5.38%, 11/01/21		158	151,680
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		14	13,265
California Resources Corp.:
5.50%, 9/15/21		391	340,248
6.00%, 11/15/24		1,292	1,111,120
Cimarex Energy Co., 4.38%, 6/01/24		33	32,593
CONSOL Energy, Inc., 5.88%, 4/15/22		485	412,250
Energy Transfer Equity LP:
7.50%, 10/15/20		237	267,217
5.88%, 1/15/24		430	445,910
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23 (a)		189	189,473
Halcon Resources Corp., 8.63%, 2/01/20 (a)		337	332,787
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (a)		174	163,160

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	USD	812	$666,011
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 6/01/25		505	493,637
MEG Energy Corp.:
6.50%, 3/15/21 (a)		583	561,137
7.00%, 3/31/24 (a)		67	64,236
Newfield Exploration Co., 5.38%, 1/01/26		103	101,970
NGPL PipeCo LLC, 9.63%, 6/01/19 (a)		125	126,563
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		203	203,507
Precision Drilling Corp., 5.25%, 11/15/24		165	143,550
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		84	82,110
RSP Permian, Inc., 6.63%, 10/01/22 (a)		125	127,813
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		1,617	1,610,936
5.63%, 3/01/25 (a)		797	789,030
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)		96	95,760
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		117	122,557
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)		229	237,015

			8,885,535

Pharmaceuticals — 1.3%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(d)		32	32,564
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20 (a)		47	49,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6.00%, 7/15/23 (a)		399	407,977
6.00%, 2/01/25 (a)		273	277,436
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		121	123,124
5.50%, 4/15/25 (a)		102	98,940
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	175,141
5.38%, 3/15/20 (a)		364	375,830
6.38%, 10/15/20 (a)		85	89,516
5.50%, 3/01/23 (a)		177	178,770
5.88%, 5/15/23 (a)		1,270	1,301,750
6.13%, 4/15/25 (a)		966	993,773

			4,104,171

Real Estate Investment Trusts (REITs) — 0.5%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (a)		355	347,194
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		166	161,435
Felcor Lodging LP, 5.63%, 3/01/23		712	731,580
The GEO Group, Inc., 5.88%, 1/15/22		70	72,800
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		73	74,916
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (a)		142	139,160

			1,527,085

Real Estate Management & Development — 0.2%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		50	53,063
Realogy Group LLC, 7.63%, 1/15/20 (a)		565	598,335

			651,398

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	286	$286,715

Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.:
5.25%, 1/15/24 (a)		135	127,491
5.50%, 2/01/25 (a)		65	60,905

			188,396

Software — 1.1%
First Data Corp.:
7.38%, 6/15/19 (a)		593	616,423
6.75%, 11/01/20 (a)		476	503,075
8.25%, 1/15/21 (a)		1,400	1,477,000
Infor U.S., Inc., 6.50%, 5/15/22 (a)		536	545,380
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		136	134,300
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		148	149,480

			3,425,658

Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co., 5.00%, 5/01/25 (a)		142	137,385

Thrifts & Mortgage Finance — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	196,500
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	46,800

			243,300

Trading Companies & Distributors — 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21 (a)		150	154,313
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		255	270,300
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		763	783,983
HD Supply, Inc.:
11.00%, 4/15/20		789	878,078
7.50%, 7/15/20		179	189,293
5.25%, 12/15/21 (a)		875	887,031
United Rentals North America, Inc., 4.63%, 7/15/23		706	692,304

			3,855,302

Wireless Telecommunication Services — 0.5%
Digicel Ltd., 6.00%, 4/15/21 (a)		200	192,824
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		850	959,871
Sprint Corp.:
7.88%, 9/15/23		415	404,749
7.13%, 6/15/24		15	13,914

			1,571,358

Total Corporate Bonds — 22.9%			70,734,524

Floating Rate Loan Interests (b)		Par (000)	Value

Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan,, 6.75%, 4/30/18		301	287,641

Aerospace & Defense — 0.7%
B/E Aerospace, Inc., Term Loan,, 4.00%, 12/16/21		776	779,251
Sequa Corp., Initial Term Loan,, 5.25%, 6/19/17		514	451,223

Floating Rate Loan Interests (b)		Par (000)	Value

TASC, Inc., Second Lien Term Loan,, 12.00%, 5/21/21	USD	300	311,250
TransDigm, Inc.:
Tranche D Term Loan,, 3.75%, 6/04/21		198	196,246
Tranche E Term Loan,, 3.50%, 5/14/22		302	298,020

			2,035,990

Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan,, 6.50%, 3/19/21		253	236,445
Ceva Intercompany BV, Dutch BV Term Loan,, 6.50%, 3/19/21		264	246,225
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan,, 6.50%, 3/19/21		45	42,452
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan,, 6.50%, 3/19/21		364	339,620

			864,742

Airlines — 0.5%
Air Medical Group Holdings, Inc., Initial Term Loan,, 4.50%, 4/28/22		1,005	996,839
Delta Air Lines, Inc., 2014 Term B-1 Loan,, 3.25%, 10/18/18		146	145,046
Northwest Airlines, Inc.:
Term Loan B757-200 (N551),, 1.63%, 9/10/18		20	18,990
Term Loan B757-200 (N554),, 1.63%, 9/10/18		20	18,990
Term Loan B757-300 (N550),, 1.63%, 3/10/17		20	18,990
Term Loan B757-300 (N583),, 2.25%, 3/10/17		18	17,812
Term Loan B757-300 (N584),, 2.25%, 3/10/17		19	18,247
US Airways, Inc., Tranche B-1 Term Loan (Consenting),, 3.50%, 5/23/19		191	190,353

			1,425,267

Auto Components — 0.3%
Affinia Group, Inc., Tranche B-2 Term Loan,, 4.75%, 4/27/20		106	105,609
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan,, 5.25%, 12/12/19		341	340,831
The Goodyear Tire & Rubber Co., Loan (Second Lien),, 3.75%, 4/30/19		208	208,550
UCI International, Inc. (United Components), Term Loan,, 5.50%, 7/26/17		153	151,489

			806,479

Beverages — 0.2%
Blue Ribbon LLC, Initial Term Loan (First Lien),, 5.75%, 11/15/21		731	732,840

Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan,, 3.19%, 2/27/21		771	770,586

Building Products — 2.0%
Continental Building Products LLC, First Lien Term Loan,, 4.00%, 8/28/20		453	450,863
CPG International, Inc., Term Loan,, 4.75%, 9/30/20		2,090	2,069,319
Jeld-Wen, Inc. (Onex BP Finance LP):
Incremental Term Loan,, 4.00%, 6/24/22		620	620,000
Initial Loan,, 5.25%, 10/15/21		940	942,043

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Building Products (concluded)
Ply Gem Industries, Inc., Term Loan,, 4.00%, 2/01/21	USD	869	861,048
Wilsonart LLC:
Initial Term Loan,, 4.00%, 10/31/19		924	913,222
Tranche B Term Loan,, 4.00%, 10/31/19		202	199,653

			6,056,148

Capital Markets — 0.8%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B,, 3.50%, 8/22/17		212	210,891
AssuredPartners Capital, Inc., Initial Term Loan (First Lien),, 5.00%, 4/02/21		760	759,453
Moxie Patriot LLC, Construction B-1 Advances,, 6.75%, 12/19/20		370	368,150
Royal Holdings, Inc.:
Initial Term Loan (First Lien),, 3.50%, 6/20/22		510	509,786
Initial Term Loan (Second Lien),, 7.50%, 6/19/23		260	259,350
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan,, 4.25%, 12/17/20		476	475,103

			2,582,733

Chemicals — 1.9%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan,, 4.50%, 10/03/19		113	112,881
Allnex USA, Inc., Tranche B-2 Term Loan,, 4.50%, 10/03/19		59	58,568
Ascend Performance Materials Operations LLC, Term B Loan,, 6.75%, 4/10/18		369	313,286
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan,, 3.75%, 2/01/20		946	944,435
The Chemours Co., Tranche B Term Loan,, 3.75%, 5/12/22		462	459,785
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien),, 4.50%, 12/02/19		181	179,981
Term B Loan (Second Lien),, 8.25%, 6/02/20		120	112,796
INEOS U.S. Finance LLC, Cash Dollar Term Loan,, 3.75%, 5/04/18		323	322,161
Kronos Worldwide, Inc., 2015 Refinancing Term Loan,, 4.00%, 2/18/20		148	147,986
Macdermid, Inc. (Platform Specialty Products Co.):
Tranche B Term Loan (First Lien),, 4.50%, 6/07/20		704	705,364
Tranche B-2 Term Loan,, 4.75%, 6/07/20		383	384,423
Minerals Technologies, Inc., Term Loan B1,, 3.75%, 5/07/21		518	517,935
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien),, 8.25%, 7/15/20		300	281,250
Tranche B-2 Term Loan (First Lien),, 4.25%, 1/15/20		483	464,951
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014),, 4.25%, 3/31/21		390	382,749
Term Loan (Second Lien 2014),, 7.75%, 9/30/21		325	305,500
Univar, Inc., Term B Loan,, 5.00% - 5.75%, 6/30/17		96	96,061

			5,790,112

Commercial Services & Supplies — 2.5%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan,, 3.75%, 10/09/19		618	609,935

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien),, 4.25%, 2/12/21	USD	937	934,936
Closing Date Term Loan (Second Lien),, 8.00%, 8/13/21		715	715,662
Aramark Corp., U.S. Term F Loan,, 3.25%, 2/24/21		584	580,545
Dealer Tire LLC, Initial Term Loan,, 4.69% - 5.50%, 12/22/21		366	368,352
GCA Services Group, Inc.:
Initial Loan (Second Lien),, 9.25%, 11/01/20		48	47,760
Replacement Term Loan (First Lien),, 4.25% - 5.50%, 11/01/19		123	122,126
Intertrust Group BV, Facility 2 (Second Lien),, 8.00%, 4/15/22		375	372,937
iQor U.S., Inc., Term B Loan (First Lien),, 6.00%, 4/01/21		264	244,452
KAR Auction Services, Inc., Tranche B-2 Term Loan,, 3.50%, 3/11/21		117	117,284
Livingston International, Inc., Initial Term B-1 Loan (First Lien),, 5.00%, 4/18/19		113	111,291
Nexeo Solutions LLC, Initial Loans,, 5.00%, 9/08/17		391	385,109
Packers Holdings LLC, Initial Term Loan,, 5.00%, 12/02/21		498	499,987
Spin Holdco, Inc., Initial Term Loan (First Lien),, 4.25%, 11/14/19		1,812	1,803,676
W3 Co., Term Loan (Second Lien),, 9.25%, 9/13/20		55	43,707
Waste Industries USA, Inc., Initial Term Loan,, 4.25%, 2/27/20		445	445,630
West Corp., Term B-10 Loan,, 3.25%, 6/30/18		344	342,577

			7,745,966

Communications Equipment — 0.3%
Blue Coat Holdings, Inc., Initial Term Loan,, 4.50%, 5/20/22		545	543,469
CommScope, Inc., Tranche 5 Term Loan,, 3.00%, 5/27/22		210	209,563
Riverbed Technology, Inc., Term Loan,, 6.00%, 4/24/22		264	266,849

			1,019,881

Construction & Engineering — 0.4%
Aecom Technology Corp., Term B Commitment,, 3.75%, 10/15/21		465	464,828
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan,, 4.75%, 11/26/20		511	498,161
Stonewall Gas Gathering LLC, Loan,, 8.75%, 1/28/22		399	401,993

			1,364,982

Construction Materials — 0.4%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan,, 4.25%, 8/30/20		55	55,331
Initial Dollar Term B-1 Loan,, 4.25%, 8/30/20		184	183,784
Initial Dollar Term B-2 Loan,, 4.25%, 8/30/20		19	18,647
Headwaters, Inc., Term B Loan,, 4.50%, 3/24/22		331	330,700
Quikrete Holdings, Inc., Initial Loan (First Lien),, 4.00%, 9/28/20		412	412,240
Stardust Finance Holdings, Inc., Senior Lien Term Loan,, 6.50%, 3/13/22		265	264,699

			1,265,401

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Containers & Packaging — 0.5%
Berry Plastics Corp.:
Term D Loan,, 3.50%, 2/08/20	USD	201	200,002
Term E Loan,, 3.75%, 1/06/21		462	460,199
BWay Intermediate Company, Inc., Initial Term Loan,, 5.50%, 8/14/20		366	366,300
Kleopatra Holdings 2 SCA:
Initial German Borrower Dollar Term Loan,, 5.00%, 4/28/20		114	113,943
Initial U.S. Borrower Dollar Term Loan,, 5.00%, 4/28/20		266	266,627

			1,407,071

Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan,, 5.25%, 9/01/21		349	351,963
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien),, 11.00%, 1/29/18		326	291,323
Term Loan (First Lien),, 7.00%, 7/29/17		763	729,181

			1,372,467

Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan,, 3.75% - 5.00%, 1/30/20		918	914,355
Term B-1 Loan,, 4.25% - 5.50%, 1/30/20		299	299,704
Houghton Mifflin Harcourt Co., Term Loan,, 4.00%, 5/28/21		1,240	1,233,925
The Servicemaster Co. LLC, Initial Term Loan,, 4.25%, 7/01/21		2,458	2,456,266
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan,, 4.00%, 4/02/20		155	74,066

			4,978,316

Diversified Financial Services — 0.3%
Jefferies Finance LLC (JFIN Co-Issuer Corp.), Term Loan,, 4.50%, 5/14/20		750	746,250
SS&C European Holdings S.à r.l., Term Loan B2,, 3.25%, 6/29/22		216	215,897

			962,147

Diversified Telecommunication Services — 3.5%
Avaya, Inc., Term B-7 Loan,, 6.25%, 5/29/20		1,306	1,260,876
Consolidated Communications, Inc., Initial Term Loan,, 4.25%, 12/23/20		899	899,417
Hawaiian Telcom Communications, Inc., Term Loan,, 5.00%, 6/06/19		170	170,473
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien),, 9.75%, 2/21/20		238	236,177
Term B-1 Loan,, 5.25%, 8/14/20		888	880,863
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan,, 3.75%, 6/30/19		1,103	1,093,814
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan,, 4.00%, 1/15/20		2,280	2,279,293
Tranche B-III 2019 Term Loan,, 4.00%, 8/01/19		230	230,385
LightSquared LP, Tranche B Loan,, 17.00%, 10/01/20		160	252,257

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Telecommunication Services (concluded)
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien),, 4.00%, 4/13/20	USD	972	965,219
Virgin Media Investment Holdings Ltd.:
E Facility,, 4.25%, 6/30/23	GBP	270	421,053
F Facility,, 3.50%, 6/30/23	USD	931	920,996
Ziggo BV:
Term Loan B1 Facility,, 3.50%, 1/15/22		507	500,832
Term Loan B2,, 3.50%, 1/15/22		331	327,123
Term Loan B3,, 3.50%, 1/15/22		545	538,000

			10,976,778

Electric Utilities — 0.8%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan,, 4.25%, 6/19/16		1,631	1,630,527
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances,, 6.50%, 11/13/21		425	429,161
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending),, 4.67%, 10/10/17		815	467,239

			2,526,927

Electronic Equipment, Instruments & Components — 0.3%
Dell International LLC, Term B-2 Loan,, 4.00%, 4/29/20		779	778,446

Energy Equipment & Services — 0.3%
American Energy - Marcellus LLC, Initial Loan (First Lien),, 5.25%, 8/04/20		137	105,800
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan,, 6.00%, 3/31/21		1,045	849,672
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan,, 5.75%, 3/28/19		23	13,805
Seventy Seven Operating LLC, Term Loan,, 3.75%, 6/25/21		64	58,588

			1,027,865

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien),, 8.50%, 3/26/20		210	211,546
New 2013 (November) Replacement Loan (First Lien),, 4.50%, 9/26/19		1,531	1,527,788
New Albertson’s, Inc., Term B Loan,, 4.75%, 6/27/21		412	412,316
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien),, 6.25%, 11/14/19		830	831,308
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien),, 5.75%, 8/21/20		215	217,017
Tranche 2 Term Loan (Second Lien),, 4.88%, 6/21/21		590	589,817
Supervalu, Inc., New Term Loan,, 4.50%, 3/21/19		199	199,472

			3,989,264

Food Products — 0.8%
Diamond Foods, Inc., Loan,, 4.25%, 8/20/18		1,005	1,002,678
Dole Food Co., Inc., Tranche B Term Loan,, 4.50% - 5.75%, 11/01/18		671	671,131

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Food Products (concluded)
Hearthside Group Holdings LLC, Term Loan,, 4.50%, 6/02/21	USD	396	396,329
Post Holdings, Inc., Series A Incremental Term Loan,, 3.75%, 6/02/21		1	873
Reddy Ice Corp.:
Term B Loan (First Lien),, 6.75% - 7.75%, 5/01/19		294	260,190
Term B Loan (Second Lien),, 10.75%, 11/01/19		200	153,000

			2,484,201

Gas Utilities — 0.2%
Samchully Midstream 3 LLC, Initial Term Loan,, 5.75%, 10/20/21		468	462,973

Health Care Equipment & Supplies — 1.3%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan,, 3.25%, 6/18/22		510	510,056
Amedisys, Inc. (Amedisys Holding LLC), Initial Term Loan (Second Lien),, 8.50%, 7/28/20		460	448,500
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B2 (USD),, 5.50%, 1/17/22		417	416,239
DJO Finance LLC, Initial Term Loan,, 4.25%, 6/08/20		1,135	1,134,296
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan,, 5.00%, 8/19/18		680	682,129
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan,, 4.75%, 6/30/21		929	909,573

			4,100,793

Health Care Providers & Services — 5.7%
Acadia Healthcare Co., Inc., Tranche B Term Loan,, 4.25%, 2/11/22		461	463,441
ADMI Corp. (AKA Aspen Dental), Initial Term Loan,, 5.50%, 4/29/22		780	781,950
AmSurg Corp., Initial Term Loan,, 3.75%, 7/16/21		1,117	1,117,190
Ardent Medical Services, Inc., Term Loan (First Lien),, 6.75%, 7/02/18		59	58,868
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien),, 4.25%, 11/19/19		940	938,156
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans,, 3.53%, 12/31/18		584	583,361
Incremental 2019 Term G Loan,, 3.75%, 12/31/19		1,532	1,531,844
Incremental 2021 Term H Loan,, 4.00%, 1/27/21		1,847	1,849,275
Curo Health Services Holdings, Inc., Term B Loan (First Lien),, 6.50%, 2/07/22		858	863,752
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan,, 3.50%, 6/24/21		2,343	2,341,301
Emdeon, Inc., Term B-2 Loan,, 3.75%, 11/02/18		625	623,832
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan,, 4.00%, 5/25/18		365	365,145
Genesis Healthcare LLC, Loan,, 10.00%, 12/04/17		151	153,606
Iasis Healthcare LLC, Term B-2 Loan,, 4.50%, 5/03/18		1,105	1,105,684
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan,, 5.25%, 4/16/21		389	158,084
MPH Acquisition Holdings LLC, Initial Term Loan,, 3.75%, 3/31/21		757	752,318

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
National Mentor Holdings, Inc., Tranche B Term Loan,, 4.25%, 1/31/21	USD	465	463,406
Prestige Brands, Inc., Term B-3 Loan,, 3.50%, 9/03/21		185	184,568
Surgery Center Holdings, Inc., Initial Term Loan (First Lien),, 5.25%, 11/03/20		620	619,256
Surgical Care Affiliates, Inc., Initial Term Loan,, 4.25%, 3/17/22		1,087	1,085,459
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan,, 4.50%, 6/06/19		502	498,569
U.S. Renal Care, Inc., Tranche B-2 Term Loan (First Lien),, 4.25%, 7/03/19		1,094	1,092,154

			17,631,219

Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan,, 3.50%, 3/17/21		667	662,396
MedAssets, Inc., Term B Loan,, 4.00%, 12/13/19		337	336,609

			999,005

Hotels, Restaurants & Leisure — 5.7%
Amaya Holdings BV:
Initial Term B Loan (First Lien),, 5.00%, 8/01/21		332	331,906
Initial Term B Loan (Second Lien),, 8.00%, 8/01/22		1,130	1,138,475
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan,, 3.75%, 12/10/21		2,079	2,075,772
Bass Pro Group LLC, New Term Loan (2015),, 4.00%, 6/05/20		1,137	1,135,948
Boyd Gaming Corp., Term B Loan,, 3.00%, 8/14/20		643	644,028
Caesars Entertainment Resort Properties LLC, Term B Loan,, 7.00%, 10/11/20		2,921	2,642,432
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan,, 4.50%, 8/06/21		435	435,581
Centaur Acquisition LLC, Term Loan (Second Lien),, 8.75%, 2/20/20		415	418,457
Diamond Resorts Corp., Term Loan,, 5.50%, 5/09/21		691	691,926
Equinox Holdings, Inc., New Initial Term Loan (First Lien),, 5.00%, 1/31/20		460	462,062
Hilton Worldwide Finance LLC, Initial Term Loan,, 3.50%, 10/26/20		609	609,257
Intrawest Operations Group LLC, Initial Term Loan,, 4.75%, 12/09/20		654	656,331
La Quinta Intermediate Holdings LLC, Initial Term Loan,, 4.00%, 4/14/21		1,286	1,283,291
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan,, 3.50%, 12/20/19		614	609,490
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan,, 3.75%, 8/13/20		312	311,788
Scientific Games International, Inc.:
Initial Term B-2 Loan,, 6.00%, 10/01/21		299	298,166
Initial Term Loan,, 6.00%, 10/18/20		943	942,170
Station Casinos LLC, B Term Loan,, 4.25%, 3/02/20		1,218	1,216,864
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan,, 5.75%, 9/02/21		1,673	1,675,074

			17,579,018

Household Products — 0.4%
Spectrum Brands, Inc., USD Term Loan,, 3.75%, 6/23/22		1,365	1,365,341

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.:
Delayed Term Loan,, 4.00%, 10/31/20	USD	742	740,998
Term Loan (10/12),, 4.00%, 10/09/19		278	277,510
Dynegy, Inc., Tranche B-2 Term Loan,, 4.00%, 4/23/20		1,236	1,236,866
Exgen Texas Power LLC, Term Loan,, 5.75%, 9/18/21		382	376,039
Granite Acquisition, Inc.:
Term B Loan (First Lien),, 5.00%, 12/17/21		395	399,304
Term C Loan (First Lien),, 5.00%, 12/17/21		17	17,657
Panda Temple Power II LLC, Construction Term Loan Advance,, 7.25%, 4/03/19		79	74,235
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan,, 5.50%, 10/02/21		403	406,215

			3,528,824

Insurance — 1.0%
Alliant Holdings I LLC, Initial Term Loan,, 5.00%, 12/20/19		493	493,209
AmWINS Group LLC:
New Term Loan (First Lien),, 5.25%, 9/06/19		647	651,862
Term Loan (Second Lien ),, 9.50%, 9/04/20		350	351,750
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.), Term Loan (First Lien),, 5.00%, 4/16/20		137	125,983
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien),, 6.75%, 2/28/22		560	548,626
Initial Term Loan (First Lien),, 3.75%, 3/01/21		543	534,006
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan,, 4.75%, 10/01/21		429	419,626

			3,125,062

Internet & Catalog Retail — 0.3%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien),, 4.25%, 1/29/21		948	945,361

Internet Software & Services — 1.2%
DealerTrack Technologies, Inc., Term Loan,, 3.50%, 2/28/21		618	617,119
Go Daddy Operating Co. LLC, Initial Term Loan,, 4.25%, 5/13/21		852	852,084
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan,, 3.75%, 5/06/21		2,143	2,123,255

			3,592,458

IT Services — 1.2%
IG Investments Holdings LLC, Extended Tranche B Term Loan,, 6.00%, 10/31/21		736	737,045
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan,, 4.00%, 2/19/19		690	688,659
Term B Loan,, 4.00%, 2/19/19		687	685,602
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien),, 9.00%, 11/11/22		474	474,884
Term B-1 Loan,, 4.75%, 11/12/21		679	677,320
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan,, 3.75%, 6/13/21		322	321,914

			3,585,424

Leisure Products — 0.1%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan,, 4.25%, 10/16/19		375	374,616

Floating Rate Loan Interests (b)		Par (000)	Value

Life Sciences Tools & Services — 1.1%
DPx Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan,, 4.25%, 3/11/21	USD	574	568,803
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan,, 4.00%, 12/05/18		1,874	1,869,517
Sterigenics-Nordion Holdings LLC, Initial Term Loan,, 4.25%, 5/15/22		1,035	1,032,413

			3,470,733

Machinery — 2.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan,, 4.00%, 12/13/19		1,459	1,405,434
Alliance Laundry Systems LLC, Initial Term Loan (First Lien),, 4.25%, 12/10/18		362	361,345
Ameriforge Group, Inc., Initial Term Loan (Second Lien),, 8.75%, 12/21/20		90	74,700
Filtration Group Corp., Term Loan (First Lien),, 4.25%, 11/20/20		193	192,202
FPC Holdings, Inc., Initial Loan (First Lien),, 5.25%, 11/19/19		626	620,557
Gates Global LLC, Initial Dollar Term Loan,, 4.25%, 7/06/21		2,254	2,216,913
Mueller Water Products, Inc., Initial Loan,, 4.00%, 11/25/21		229	228,708
Rexnord LLC/RBS Global, Inc., Term B Loan,, 4.00%, 8/21/20		931	927,843
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD,, 4.25%, 5/15/20		327	328,535
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan,, 4.25%, 3/11/22		913	911,115
Windsor Financing LLC, Term B Facility,, 6.25%, 12/05/17		126	126,774

			7,394,126

Media — 5.6%
Acosta Holdco, Inc., Tranche B-1 Loan,, 4.25%, 9/26/21		594	591,099
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien),, 4.25%, 7/23/21		447	444,439
Term Loan (Second Lien),, 7.50%, 7/25/22		695	697,314
AMC Entertainment, Inc., Initial Term Loan,, 3.50%, 4/30/20		274	272,400
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan,, 7.00%, 3/31/20		2,019	2,018,812
Creative Artists Agency LLC, Initial Term Loan,, 5.50% - 6.75%, 12/17/21		557	561,379
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan,, 6.94%, 1/30/19		1,849	1,704,958
Interactive Data Corp., Term Loan,, 4.75%, 5/02/21		1,281	1,284,312
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien),, 4.50%, 1/07/22		460	458,468
Live Nation Entertainment, Inc., Term B-1 Loan,, 3.50%, 8/17/20		108	108,030
MCC Iowa LLC, Tranche H Term Loan,, 3.25%, 1/29/21		717	709,125
Media General, Inc., Term B Loan,, 4.00%, 7/31/20		603	602,173

8	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan,, 4.50%, 5/21/20	USD	954	955,624
Dollar Denominated Tranche B-2 Loan,, 4.50%, 5/21/20		825	826,745
Tribune Media Co. (FKA Tribune Co.), Term B Loan,, 3.75%, 12/27/20		1,395	1,394,331
TWCC Holding Corp., Term B-1 Loan,, 5.75%, 2/11/20		908	894,391
Univision Communications, Inc., Replacement First Lien Term Loan,, 4.00%, 3/01/20		2,045	2,026,575
UPC Financing Partnership, Facility AH,, 3.25%, 6/30/21		275	270,727
WideOpenWest Finance LLC:
Replacement Term B Loan,, 4.50%, 4/01/19		1,411	1,407,181
Term B-1 Loan 2013,, 3.75%, 7/17/17		239	238,556

			17,466,639

Metals & Mining — 1.1%
Novelis, Inc., Initial Term Loan,, 4.00%, 6/02/22		1,958	1,947,638
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,, 4.50%, 12/01/18		1,351	1,354,696

			3,302,334

Multiline Retail — 0.5%
Dollar Tree, Inc., Term B-1 Loan,, 3.50%, 3/09/22		822	821,678
Evergreen Acqco 1 LP, New Term Loan,, 5.00%, 7/09/19		748	698,860
Hudson’s Bay Co., Initial Term Loan (First Lien),, 4.75%, 11/04/20		114	113,906

			1,634,444

Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien),, 8.25%, 11/06/20		45	44,325

Oil, Gas & Consumable Fuels — 2.1%
Arch Coal, Inc., Term Loan,, 6.25%, 5/16/18		591	402,428
Bronco Midstream Funding LLC, Term Loan,, 5.00%, 8/15/20		798	783,819
CITGO Holding, Inc., Term Loan,, 9.50%, 5/12/18		732	733,550
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan,, 3.50%, 5/24/18		1,292	1,281,656
Fieldwood Energy LLC, Closing Date Loan,, 3.88%, 10/01/18		34	32,662
MEG Energy Corp., New Term Loan,, 3.75%, 3/31/20		1,444	1,413,371
Peabody Energy Corp., Term Loan,, 4.25%, 9/24/20		123	102,915
Penn Products Terminals LLC, Tranche B Term Loan,, 4.75%, 4/13/22		547	548,149
Southcross Energy Partners LP, Initial Term Loan,, 5.25%, 8/04/21		282	279,329
Southcross Holdings Borrower LP, Term Loan,, 6.00%, 8/04/21		228	220,869
Veresen Midstream LP, Tranche B-1 Term Loan,, 5.25%, 3/31/22		733	738,379

			6,537,127

Pharmaceuticals — 5.6%
Akorn, Inc., Loan,, 4.50%, 4/16/21		1,005	1,005,552
Amneal Pharmaceuticals LLC:
Second Incremental Term Loan,, 4.50% - 5.75%, 11/01/19		250	250,105

Floating Rate Loan Interests (b)		Par (000)	Value

Pharmaceuticals (concluded)
Term Loan B,, 5.00% - 6.25%, 11/01/19	USD	285	285,070
Capsugel Holdings U.S., Inc., Initial Term Loan,, 3.50%, 8/01/18		517	516,199
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan,, 4.25%, 5/20/21		900	899,636
Concordia Healthcare Corp., Initial Term Loan,, 4.75%, 4/21/22		740	741,539
Endo Luxembourg Finance Co. I S.à r.l.:
2014 Term B Loan,, 3.25%, 3/01/21		93	93,510
Bridge Loan,, 2.75%, 6/24/16		1,315	1,313,356
Term Loan B,, 3.00%, 6/24/22		1,785	1,788,356
Horizon Pharma, Inc., 2015 Term Loan,, 4.50%, 5/07/21		1,150	1,153,894
Mallinckrodt International Finance SA:
Incremental Term B-1 Loan,, 3.50%, 3/19/21		413	411,345
Initial Term B Loan,, 3.25%, 3/19/21		1,171	1,164,555
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan,, 4.00%, 9/30/19		1,202	1,200,734
RPI Finance Trust, Term B-4 Term Loan,, 3.50%, 11/09/20		1,471	1,472,215
Sage Products Holdings III LLC, Replacement Loan (First Lien),, 4.25%, 12/13/19		340	340,233
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan,, 3.04%, 12/11/19		149	148,763
Series D-2 Tranche B Term Loan,, 3.50%, 2/13/19		140	139,607
Series E1 Tranche B Term Loan,, 3.50%, 8/05/20		857	852,735
Series F-1 Tranche B Term Loan,, 4.00%, 4/01/22		3,423	3,417,056

			17,194,460

Professional Services — 2.0%
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien),, 4.50%, 5/14/21		946	947,524
Initial Term Loan (Second Lien),, 8.00%, 5/13/22		600	601,500
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien),, 4.75%, 1/15/21		453	450,835
Koosharem LLC, Term Loan,, 7.50%, 5/15/20		668	661,584
On Assignment, Inc., Initial Term B Loan,, 3.75%, 6/03/22		514	513,811
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien),, 4.50%, 12/03/20		286	285,301
Initial Dollar Term Loan (Second Lien),, 8.25%, 6/03/21		74	74,155
Trans Union LLC, 2015 Term B-2 Loan,, 3.75%, 4/09/21		2,802	2,775,183

			6,309,893

Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan,, 5.00%, 10/24/22		440	431,565
RHP Hotel Properties LP, Tranche B Term Loan,, 3.50%, 1/15/21		183	182,998

			614,563

Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, Term B Loan,, 4.25%, 10/16/20		618	618,746

BLACKROCK FUNDS II	JUNE 30, 2015	9

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Real Estate Management & Development (concluded)
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), Initial Term Loan (First Lien),, 5.50%, 11/04/21	USD	794	796,257
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment,, 0.04% - 4.40%, 10/10/16		9	8,508
Initial Term B Loan 2014,, 3.75%, 3/05/20		1,189	1,185,570

			2,609,081

Road & Rail — 0.8%
Coyote Logisitcs LLC, Initial Term Loan,, 6.25%, 3/26/22		500	502,500
The Hertz Corp.:
Tranche B-1 Term Loan,, 4.00%, 3/11/18		592	591,408
Tranche B-2 Term Loan,, 3.50%, 3/11/18		843	837,714
PODS LLC, Initial Term Loan (First Lien),, 5.25%, 2/02/22		399	400,995
SIRVA Worldwide, Inc., Loan,, 7.50%, 3/27/19		142	142,725

			2,475,342

Semiconductors & Semiconductor Equipment — 0.9%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan,, 3.75%, 5/06/21		1,391	1,391,780
Freescale Semiconductor, Inc.:
Tranche B4 Term Loan,, 4.25%, 2/28/20		1,107	1,107,669
Tranche B5 Term Loan,, 5.00%, 1/15/21		434	434,992

			2,934,441

Software — 4.6%
Applied Systems, Inc.:
Initial Term Loan (First Lien),, 4.25%, 1/25/21		865	863,324
Initial Term Loan (Second Lien),, 7.50%, 1/24/22		100	100,156
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan,, 4.75%, 6/01/22		1,180	1,175,787
First Data Corp.:
2017 Second New Dollar Term Loan,, 3.69%, 3/24/17		650	647,764
2018 New Dollar Term Loan,, 3.69%, 3/23/18		2,793	2,781,126
2018B Second New Term Loan,, 3.69%, 9/24/18		305	303,911
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan,, 3.75%, 6/03/20		1,475	1,453,710
Informatica Corp., USD Term Loan (First Lien),, 3.50%, 6/03/22		1,869	1,863,369
Kronos, Inc.:
Incremental Term Loan (First Lien),, 4.50%, 10/30/19		738	736,967
Initial Term Loan (Second Lien),, 9.75%, 4/30/20		419	431,960
Mitchell International, Inc.:
Initial Loan (Second Lien),, 8.50%, 10/11/21		275	274,037
Initial Term Loan,, 4.50%, 10/13/20		1,130	1,126,796
Sophia LP, Term B-1 Loan,, 4.00%, 7/19/18		886	884,885
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., Term Loan B1,, 3.25%, 6/29/22		959	958,374
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche C Term Loan,, 3.93%, 2/28/17		285	284,644
Tranche E Term Loan,, 4.00%, 3/08/20		100	100,150
TIBCO Software, Inc., Term Loan,, 6.50%, 12/04/20		130	129,473

			14,116,433

Floating Rate Loan Interests (b)		Par (000)	Value

Specialty Retail — 2.9%
Academy Ltd.:
Initial Term Loan (2012),, 4.50%, 8/03/18	USD	1,172	1,170,892
Term Loan B,, 4.00%, 6/16/22		1,010	1,009,162
J. Crew Group, Inc., Initial Loan,, 4.00%, 3/05/21		240	206,380
Michaels Stores, Inc.:
Incremental 2014 Term Loan,, 4.00%, 1/28/20		546	545,990
Term B Loan,, 3.75%, 1/28/20		392	390,340
National Vision, Inc., Initial Term Loan (First Lien),, 4.00% - 5.25%, 3/12/21		1,245	1,217,869
The Neiman Marcus Group, Inc., Other Term Loan,, 4.25%, 10/25/20		1,014	1,007,213
Party City Holdings, Inc., 2014 Replacement Term Loan,, 4.00%, 7/27/19		1,390	1,386,632
PetCo Animal Supplies, Inc., New Loans,, 4.00%, 11/24/17		514	513,411
PetSmart, Inc., Tranche B-1 Loan,, 4.25%, 3/11/22		1,555	1,550,724

			8,998,613

Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan,, 3.25%, 4/29/20		507	502,360

Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan (First Lien),, 5.50%, 5/27/21		420	417,937

Trading Companies & Distributors — 1.8%
American Builders & Contractors Supply Co., Inc., Term B Loan,, 3.50%, 4/16/20		743	739,370
GYP Holdings III Corp., Term Loan (First Lien),, 4.75%, 4/01/21		550	529,109
HD Supply, Inc., Term Loan 2014,, 4.00%, 6/28/18		2,648	2,641,580
Interline Brands, Inc., Term Loan (First Lien),, 4.00%, 3/17/21		558	551,661
McJunkin Red Man Corp., Term Loan,, 5.00%, 11/08/19		97	95,932
Solenis International LP (Solenis Holdings 3 LLC):
Initial Dollar Term Loan (First Lien),, 4.25%, 7/31/21		600	597,088
Initial Term Loan (Second Lien),, 7.75%, 7/31/22		540	521,775

			5,676,515

Wireless Telecommunication Services — 0.3%
SBA Senior Finance II LLC:
Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		193	190,881
Incremental Tranche B-2 Term Loan,, 3.25%, 6/10/22		815	805,326

			996,207

Total Floating Rate Loan Interests — 72.0%			223,237,917

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)	USD	327	$331,421

10	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Hotels, Restaurants & Leisure — 0.8%
Amaya, Inc., 0.00% (c)	1,942	$ 2,470,025

Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15, cost $46,644), 0.00% (c)(g)	46,644	47,129

Total Preferred Securities — 0.8%		2,517,154

Total Long-Term Investments (Cost — $301,058,903*) — 96.6%		299,347,095

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (h)(i)	13,632,697	$ 13,632,697

Total Short-Term Securities (Cost — $13,632,697) — 4.4%		13,632,697

Total Investments (Cost — $314,691,600) — 101.0%		312,979,792
Liabilities in Excess of Other Assets — (1.0)%		(2,995,586)

Net Assets — 100.0%		$309,984,206

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$314,698,889

Gross unrealized appreciation	$2,164,234
Gross unrealized depreciation	(3,883,331)

Net unrealized depreciation	$(1,719,097)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Zero-coupon bond.

(g)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $47,129 and an original cost of $46,644 which was less than 0.05% of its net assets.

(h)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	17,011,354	(3,378,657)	13,632,697	$10,073

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,719,139	CAD	3,331,000	Royal Bank of Canada	7/21/15	$ 52,998

USD	181,890	EUR	169,000	UBS AG	7/21/15	(6,575)

USD	359,293	GBP	243,000	Barclays Bank PLC	7/21/15	(22,462)

Total						$ 23,961

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK FUNDS II	JUNE 30, 2015	11

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,817,537	$359,794	$2,177,331
Common Stocks	—	348,748	—	348,748
Corporate Bonds	—	70,734,524	—	70,734,524
Floating Rate Loan Interests	—	214,369,541	8,868,376	223,237,917
Non-Agency Mortgage-Backed Securities	—	331,421	—	331,421
Preferred Securities	—	—	2,517,154	2,517,154
Short-Term Securities	$13,632,697	—	—	13,632,697

Total	$13,632,697	$287,601,771	$11,745,324	$312,979,792

	Derivative Financial Instruments[1]

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$52,998	—	$52,998
Liabilities:
Foreign currency exchange contracts	—	(29,037)	—	(29,037)

Total	—	$23,961	—	$23,961

[1]  Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the  unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$4,695	—	—	$4,695
Liabilities:
Bank overdraft	—	$(1,414,880)	—	(1,414,880)

Total	$4,695	$(1,414,880)	—	$(1,410,185)

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

12	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Preferred Securities	Total

Assets:
Opening Balance, as of September 30, 2014	—	$12,454,900	$2,429,694	$14,884,594
Transfers into Level 3	—	2,172,782	—	2,172,782
Transfers out of Level 3[2]	—	(7,802,773)	—	(7,802,773)
Accrued discounts/premiums	—	6,774	—	6,774
Net realized gain (loss)	—	(38,239)	—	(38,239)
Net change in unrealized appreciation (depreciation)[3]	—	18,082	40,816	58,898
Purchases	$359,794	5,809,281	46,644	6,215,719
Sales	—	(3,752,431)		(3,752,431)

Closing Balance, as of June 30, 2015	$359,794	$8,868,376	$2,517,154	$11,745,324

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[3]	—	$(11,476)	$40,816	$29,340

[2]

As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,802,773 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2015	13

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.79%, 5/20/26 (a)(b)	USD	4,500	$4,505,625
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.37%, 8/15/25 (a)(b)		5,800	5,740,189
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		19	20,461
Invitation Homes Trust, Series 2015-SFR2, Class A, 1.54%, 6/17/32 (a)(b)		3,529	3,517,079
OCP CLO Ltd., Series 2012-2A, Class A2, 1.76%, 11/22/23 (a)(b)		7,300	7,289,652
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.38%, 4/20/25 (a)(b)		4,500	4,450,950
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.59%, 2/17/32 (a)(b)		4,500	4,486,482
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		2,200	2,183,150
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)		1,800	1,785,148
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.78%, 4/20/26 (a)(b)		4,100	4,100,820

Total Asset-Backed Securities — 4.8%			38,079,556

Corporate Bonds		Par (000)	Value

Banks — 10.3%
The Bank of Nova Scotia, 1.75%, 3/22/17 (a)		5,601	5,670,284
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		20,800	21,060,000
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		34,825	35,177,464
1.50%, 3/13/17 (a)		19,399	19,577,432

Total Corporate Bonds — 10.3%			81,485,180

Foreign Government Obligations		Par (000)	Value

Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	3,055	3,693,546

Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	35,000	2,516,346

Total Foreign Government Obligations — 0.8%			6,209,892

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities — 2.5%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	3,721	3,919,576
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.68%, 7/05/33 (a)(b)		6,500	6,460,655
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.48%, 12/15/16 (a)(b)		9,200	9,198,611

			19,578,842

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 2.5%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.66%, 3/10/46 (b)	USD	32,384	$2,431,604
Series 2014-CR14, Class XA, 1.03%, 2/10/47 (b)		12,355	558,086
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		21,364	1,447,549
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		70,000	3,954,230
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.34%, 2/10/48 (b)		32,157	2,491,820
Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		14,366	1,258,483
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		34,974	1,653,571
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		29,200	1,318,964
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		14,700	1,115,730
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 4/15/50 (b)		20,173	1,349,706
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		210,902	1,134,441
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.80%, 5/25/36 (a)(b)		676	7,794
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		13,979	1,109,306

			19,831,284

Total Non-Agency Mortgage-Backed Securities — 5.0%			39,410,126

Project Loans — 0.0%		Par (000)	Value

Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		27	25,994

U.S. Government Sponsored Agency Securities		Par (000)	Value

Agency Obligations — 5.5%
Federal Home Loan Bank:
1.95%, 7/24/18		15,835	15,852,514
4.00%, 4/10/28		4,100	4,464,347
Freddie Mac:
1.25%, 1/30/18		16,850	16,862,907
4.38%, 7/17/15		6,100	6,111,614
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		38	39,246
Series 1996-20J, 7.20%, 10/01/16		42	43,574
Series 1998-20J, Class 1, 5.50%, 10/01/18		140	146,321

			43,520,523

BLACKROCK FUNDS II	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)		Value

Collateralized Mortgage Obligations — 1.0%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	USD	80		$80,871
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236		3,507,494
Ginnie Mae, Series 2014-107, Class WX, 6.85%, 7/20/39 (b)		3,202		3,790,843

				7,379,208

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac:
Series K043, Class X1, 0.68%, 12/25/24 (b)		28,281		1,234,305
Series K718, Class X1, 0.77%, 1/25/22 (b)		20,846		770,521
Ginnie Mae:
Series 2005-9, Class IO, 0.53%, 1/16/45 (b)		12,318		265,768
Series 2005-50, Class IO, 0.54%, 6/16/45 (b)		6,450		62,834
Series 2006-30, Class IO, 1.35%, 5/16/46 (b)		4,445		310,466

				2,643,894

Mortgage-Backed Securities — 78.8%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		1,385		1,440,238
2.50%, 7/01/30 (c)		8,470		8,572,605
3.00%, 5/01/29-7/01/45 (c)		116,617		118,946,362
3.16%, 12/01/40 (b)		1,049		1,110,727
3.36%, 6/01/41 (b)		1,567		1,657,368
3.50%, 11/01/28-7/01/45 (c)		70,233		73,067,776
3.51%, 9/01/41 (b)		1,155		1,221,426
4.00%, 1/01/25-7/01/45 (c)		56,940		60,473,187
4.50%, 2/01/25-7/01/45 (c)		28,680		31,028,667
5.00%, 11/01/32-7/01/45 (c)		22,617		25,011,498
5.50%, 2/01/35-7/01/45 (c)		11,001		12,396,059
6.00%, 5/01/33-6/01/41		8,484		9,681,355
6.50%, 5/01/40		3,295		3,784,220
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/30 (c)		7,200		7,283,250
2.91%, 6/01/42 (b)		1,046		1,088,964
3.00%, 7/01/30-8/01/43 (c)		24,998		25,150,927
3.50%, 7/01/30-7/01/45 (c)		27,155		28,026,666
4.00%, 7/01/30-7/01/45 (c)		37,992		40,170,416
4.50%, 2/01/39-7/01/45 (c)		7,537		8,155,660
5.00%, 7/01/35-7/01/45 (c)		9,227		10,228,772
5.50%, 6/01/41-7/01/45 (c)		4,837		5,414,218
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45 (c)		23,400		23,620,921
3.50%, 2/15/42-7/15/45 (c)(d)		62,984		65,477,083
4.00%, 9/20/40-7/15/45 (c)		26,779		28,428,489
4.50%, 5/20/41-2/15/42		18,777		20,452,441
5.00%, 12/15/38-7/15/45 (c)		9,068		10,080,071
7.00%, 6/15/23-3/15/24		— (e	)	223

				621,969,589

Total U.S. Government Sponsored Agency Securities — 85.6%				675,513,214

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
7.50%, 11/15/24	USD	5,162	$7,459,090
6.63%, 2/15/27		7,178	10,226,410
4.75%, 2/15/37		2,681	3,473,780
4.63%, 2/15/40		18,974	24,196,290
3.00%, 5/15/45		37,273	36,527,344
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		21,763	21,346,691
U.S. Treasury Notes:
0.38%, 2/15/16 (f)		133,146	133,312,433
0.63%, 5/31/17-6/30/17 (f)		65,814	65,794,228
1.13%, 6/15/18 (f)		78,896	79,192,061
1.63%, 6/30/20		66,350	66,344,825
3.63%, 2/15/21 (f)		44,833	49,186,688
2.00%, 2/15/22		5,564	5,563,132
1.88%, 5/31/22		25,972	25,684,163
2.13%, 6/30/22-5/15/25		37,924	37,805,643

Total U.S. Treasury Obligations — 71.8%			566,112,778

Total Long-Term Investments (Cost — $1,408,920,215*) — 178.3%			$1,406,836,740

		Shares	Value

Money Market Funds — 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)		4,886,821	4,886,821

Total Short-Term Securities (Cost — $4,886,821) — 0.6%			4,886,821

Options Purchased

(Cost — $329,794) — 0.0%			191,574

Total Investments Before TBA Sale Commitments and Options Written
(Cost — $1,414,136,830) — 178.9%			1,411,915,135

TBA Sale Commitments (c)		Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30	USD	1,100	(1,113,325)
3.00%, 7/01/30-7/01/45		84,375	(85,463,001)
3.50%, 7/01/30-7/01/45		36,800	(38,316,853)
4.00%, 7/01/30-7/01/45		23,834	(25,214,012)
4.50%, 7/01/30-7/01/45		17,400	(18,736,438)
5.00%, 7/01/45		20,800	(22,967,645)
5.50%, 7/01/45		5,800	(6,511,969)
6.00%, 7/01/45		2,200	(2,498,665)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/45		9,400	(9,343,820)
3.50%, 7/01/45		15,600	(16,048,500)
4.00%, 7/01/45		14,700	(15,545,537)
4.50%, 7/01/45		7,500	(8,098,946)
5.00%, 7/01/45		3,100	(3,412,375)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45		6,025	(6,081,955)

2	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (c)		Par (000)	Value

3.50%, 7/15/45	USD	9,100	$(9,442,903)
4.00%, 7/15/45		8,725	(9,246,286)
4.50%, 7/15/45		6,500	(7,057,578)
5.00%, 7/15/45		1,700	(1,853,332)

Total TBA Sale Commitments (Proceeds — $287,139,259) — (36.4)%			(286,953,140)

Options Written	Value

(Premiums Received — $1,498,758) — (0.2)%	$ (1,588,103)

Total Investments Net of TBA Sale Commitments and Options Written — 142.3%	1,123,373,892
Liabilities in Excess of Other Assets — (42.3)%	(334,173,434)

Net Assets — 100.0%	$789,200,458

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,396,464,420

Gross unrealized appreciation	$24,202,022
Gross unrealized depreciation	(8,751,307)

Net unrealized appreciation	$15,450,715

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	$(16,112,441)	$ 12,727
BNP Paribas Securities Corp.	$896,562	$ (4,562)
Citigroup Global Markets, Inc.	$482,574	$157,374
Credit Suisse Securities (USA) LLC	$6,391,787	$ (23,522)
Deutsche Bank Securities, Inc.	$15,964,991	$126,039
Goldman Sachs & Co.	$1,682,972	$ 48,719
J.P. Morgan Securities LLC	$26,201,742	$ (94,657)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,060,857	$ (34,829)
Morgan Stanley & Co. LLC	$(2,476,044)	$ 33,042
Nomura Securities International, Inc.	$(2,093,006)	$ 6,494
RBC Capital Markets, LLC	$(2,473,709)	$ 37,033
Wells Fargo Securities, LLC	$8,497,755	$ (16,885)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(e)	Amount is less than $500.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	4,319,883	566,938	4,886,821	$5,659	$1,305

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.13%	3/05/15	Open	$ 16,575,000	$ 16,584,696
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	6/02/15	Open	112,280,000	112,288,733
Credit Suisse Securities (USA) LLC	0.30%	6/10/15	Open	8,830,000	8,830,834
BNP Paribas Securities Corp.	0.20%	6/30/15	7/01/15	67,579,200	67,579,575
J.P. Morgan Securities LLC	0.21%	6/30/15	7/01/15	52,195,000	52,195,305
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.40%)	6/30/15	7/01/15	67,228,468	67,227,721

Total				$324,687,668	$324,706,864

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

	Australian Government Bonds
52	(10 Year)	Sydney	September 2015	USD	5,006,349	$ 31,333
	Euro-BTP Italian Government
33	Bonds Futures	Eurex	September 2015	USD	4,790,441	(86,279)
(27)	Euro-Bund	Eurex	September 2015	USD	4,575,353	(49,366)
15	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	2,262,656	2,541
(579)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	73,053,516	(244,944)
(188)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	41,160,250	(72,819)
144	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	17,173,125	60,719
38	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	5,854,375	(59,991)
(325)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	80,815,313	(18,755)
(19)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	4,706,063	(2,859)
4	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	988,500	350
(316)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	77,917,700	(70,739)
15	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	3,691,688	1,166
22	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	5,404,575	1,800

Total						$(507,843)

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	73,405	USD	23,266	BNP Paribas S.A.	7/02/15	$ 326
BRL	162,894	USD	52,502	Citibank N.A.	7/02/15	(149)
BRL	163,557	USD	51,000	Citibank N.A.	7/02/15	1,566
BRL	165,164	USD	53,234	Citibank N.A.	7/02/15	(151)
BRL	242,478	USD	78,153	Citibank N.A.	7/02/15	(222)
BRL	132,299	USD	41,867	Deutsche Bank AG	7/02/15	653
BRL	154,105	USD	49,000	Goldman Sachs International	7/02/15	528
BRL	162,333	USD	51,000	Goldman Sachs International	7/02/15	1,173
BRL	164,086	USD	52,000	Goldman Sachs International	7/02/15	736
BRL	164,476	USD	52,000	Goldman Sachs International	7/02/15	862
BRL	198,417	USD	62,800	Goldman Sachs International	7/02/15	970
BRL	200,214	USD	63,000	Goldman Sachs International	7/02/15	1,348
BRL	267,976	USD	86,371	Goldman Sachs International	7/02/15	(245)
BRL	661,807	USD	209,333	Goldman Sachs International	7/02/15	3,368
BRL	161,660	USD	52,105	Royal Bank of Scotland PLC	7/02/15	(148)
BRL	115,329	USD	37,000	UBS AG	7/02/15	94
BRL	162,792	USD	51,000	UBS AG	7/02/15	1,321
BRL	1,373,535	USD	442,705	UBS AG	7/02/15	(1,257)

4	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CLP	65,312,002	USD	102,203	BNP Paribas S.A.	7/02/15	$ (57)
CLP	52,070,760	USD	81,483	Credit Suisse International	7/02/15	(46)
CLP	65,404,109	USD	102,347	Credit Suisse International	7/02/15	(57)
CLP	65,695,076	USD	102,803	Credit Suisse International	7/02/15	(58)
CLP	89,833,013	USD	144,375	Credit Suisse International	7/02/15	(3,879)
CLP	13,019,531	USD	20,625	Deutsche Bank AG	7/02/15	(263)
CLP	194,265,520	USD	314,000	Deutsche Bank AG	7/02/15	(10,174)
CLP	51,556,500	USD	80,678	Goldman Sachs International	7/02/15	(45)
TRY	1,691,850	USD	633,795	State Street Bank and Trust Co.	7/02/15	(2,933)
USD	23,659	BRL	73,405	BNP Paribas S.A.	7/02/15	67
USD	51,000	BRL	162,894	Citibank N.A.	7/02/15	(1,353)
USD	51,000	BRL	165,164	Citibank N.A.	7/02/15	(2,083)
USD	52,716	BRL	163,557	Citibank N.A.	7/02/15	150
USD	76,000	BRL	242,478	Citibank N.A.	7/02/15	(1,931)
USD	42,641	BRL	132,299	Deutsche Bank AG	7/02/15	121
USD	49,670	BRL	154,105	Goldman Sachs International	7/02/15	141
USD	52,322	BRL	162,333	Goldman Sachs International	7/02/15	149
USD	52,887	BRL	164,086	Goldman Sachs International	7/02/15	150
USD	53,012	BRL	164,476	Goldman Sachs International	7/02/15	151
USD	63,952	BRL	198,417	Goldman Sachs International	7/02/15	182
USD	64,531	BRL	200,214	Goldman Sachs International	7/02/15	183
USD	86,000	BRL	267,976	Goldman Sachs International	7/02/15	(126)
USD	213,307	BRL	661,807	Goldman Sachs International	7/02/15	606
USD	51,000	BRL	161,660	Royal Bank of Scotland PLC	7/02/15	(957)
USD	37,172	BRL	115,329	UBS AG	7/02/15	106
USD	52,470	BRL	162,792	UBS AG	7/02/15	149
USD	428,266	BRL	1,373,535	UBS AG	7/02/15	(13,181)
USD	104,667	CLP	65,312,002	BNP Paribas S.A.	7/02/15	2,521
USD	84,000	CLP	52,070,760	Credit Suisse International	7/02/15	2,563
USD	104,667	CLP	65,404,109	Credit Suisse International	7/02/15	2,376
USD	104,667	CLP	65,695,076	Credit Suisse International	7/02/15	1,921
USD	140,575	CLP	89,833,013	Credit Suisse International	7/02/15	79
USD	20,374	CLP	13,019,531	Deutsche Bank AG	7/02/15	11
USD	303,996	CLP	194,265,520	Deutsche Bank AG	7/02/15	170
USD	81,000	CLP	51,556,500	Goldman Sachs International	7/02/15	352
USD	260,867	TRY	676,740	Deutsche Bank AG	7/02/15	8,521
USD	391,255	TRY	1,015,110	Deutsche Bank AG	7/02/15	12,737
IDR	1,125,600,000	USD	84,000	Standard Chartered Bank	7/06/15	320
MXN	821,959	USD	53,500	Citibank N.A.	7/06/15	(1,228)
USD	84,000	IDR	1,116,360,000	BNP Paribas S.A.	7/06/15	373
TRY	280,318	USD	105,280	Citibank N.A.	7/07/15	(919)
IDR	1,129,528,064	USD	84,224	Standard Chartered Bank	7/09/15	337
USD	84,224	IDR	1,138,287,360	BNP Paribas S.A.	7/09/15	(993)
MXN	2,397,872	USD	152,500	Barclays Bank PLC	7/20/15	(170)
EUR	697,000	USD	749,181	Royal Bank of Canada	7/21/15	28,095
USD	3,675,099	EUR	3,283,000	Goldman Sachs International	7/21/15	13,986
USD	2,674,199	MXN	40,121,000	Barclays Bank PLC	7/21/15	125,618
MYR	386,405	USD	103,000	Deutsche Bank AG	7/29/15	(838)
PLN	1,002,645	EUR	240,250	HSBC Bank PLC	7/29/15	(1,506)

BLACKROCK FUNDS II	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	123,333	MYR	463,041	JPMorgan Chase Bank N.A.	7/29/15	$909
ZAR	523,503	USD	43,000	Barclays Bank PLC	7/31/15	(213)
USD	37,000	BRL	116,639	UBS AG	8/04/15	(28)
TRY	4,960,000	USD	1,863,016	HSBC Bank PLC	8/17/15	(38,783)
USD	889,686	TRY	2,480,000	BNP Paribas S.A.	8/17/15	(22,430)
USD	893,420	TRY	2,480,000	Deutsche Bank AG	8/17/15	(18,696)
RUB	3,687,680	USD	64,000	Société Générale	9/08/15	1,146
USD	64,000	RUB	3,714,240	Société Générale	9/08/15	(1,616)
CNH	10,282,943	USD	1,648,000	Bank of America N.A.	9/09/15	(749)
CNH	10,286,622	USD	1,648,000	Citibank N.A.	9/09/15	(160)
CNH	10,283,075	USD	1,648,000	Deutsche Bank AG	9/09/15	(728)
CNH	10,284,288	USD	1,648,000	Goldman Sachs International	9/09/15	(534)
CNH	10,284,007	USD	1,648,000	UBS AG	9/09/15	(579)
USD	5,504,276	CNH	34,678,151	BNP Paribas S.A.	9/09/15	(60,668)
USD	2,735,724	CNH	17,238,233	Deutsche Bank AG	9/09/15	(30,566)
CHF	244,561	USD	265,000	BNP Paribas S.A.	9/16/15	(2,614)
CHF	410,211	USD	445,000	BNP Paribas S.A.	9/16/15	(4,891)
CHF	493,173	USD	535,000	BNP Paribas S.A.	9/16/15	(5,882)
CHF	756,086	USD	820,000	BNP Paribas S.A.	9/16/15	(8,806)
CHF	1,305,953	USD	1,415,000	Goldman Sachs International	9/16/15	(13,862)
CHF	165,990	USD	180,000	UBS AG	9/16/15	(1,912)
CHF	258,226	USD	280,000	UBS AG	9/16/15	(2,953)
EUR	588,537	USD	662,706	Goldman Sachs International	9/16/15	(5,839)
EUR	7,110,000	USD	8,001,345	Goldman Sachs International	9/16/15	(65,860)
JPY	369,011,578	USD	3,015,000	Goldman Sachs International	9/16/15	3,361
JPY	57,098,502	USD	463,000	Toronto-Dominion Bank	9/16/15	4,042
USD	1,283,820	CHF	1,196,924	Barclays Bank PLC	9/16/15	(342)
USD	1,770,787	CHF	1,651,117	Citibank N.A.	9/16/15	(673)
USD	885,393	CHF	825,278	Goldman Sachs International	9/16/15	(35)
USD	7,951,825	EUR	7,110,000	Bank of America N.A.	9/16/15	16,341
USD	317,729	EUR	282,087	BNP Paribas S.A.	9/16/15	2,891
USD	162,475	EUR	144,249	Citibank N.A.	9/16/15	1,478
USD	182,596	EUR	162,200	Citibank N.A.	9/16/15	1,564
USD	3,980,000	JPY	488,463,410	Royal Bank of Scotland PLC	9/16/15	(15,427)
TRY	2,480,000	USD	868,499	Goldman Sachs International	9/28/15	33,188
USD	876,325	TRY	2,480,000	Goldman Sachs International	9/28/15	(25,362)
TRY	2,310,000	USD	881,309	Deutsche Bank AG	2/02/16	(70,546)
TRY	3,090,000	USD	1,180,155	Deutsche Bank AG	2/02/16	(95,627)
USD	260,505	TRY	739,028	Deutsche Bank AG	2/02/16	1,121
USD	1,642,691	TRY	4,660,972	Deutsche Bank AG	2/02/16	6,783
Total						$(253,446)

6	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.75	9/11/15	647	$129,400
Euro Dollar 90-Day	Put	USD	98.25	9/11/15	647	12,131
Total						$141,531

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Goldman Sachs Bank USA	Call	MXN	15.55	7/01/15	USD	119	$ 1,024
USD Currency	Citibank N.A.	Call	JPY	124.50	8/24/15	USD	7,320	49,019
Total								$50,043

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	1,294	$(72,787)

•	As of June 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	6-month EURIBOR	9/18/15	EUR	18,780	$(85,376)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Pay	3-month LIBOR	1/21/16	USD	10,000	(84,406)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	8,700	(643,716)
10-Year Interest Rate Swap	Citibank N.A.	Put	1.50%	Receive	6-month EURIBOR	9/18/15	EUR	18,780	(119,125)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.55%	Receive	3-month LIBOR	1/21/16	USD	10,000	(270,843)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	Receive	3-month LIBOR	3/21/16	USD	1,000	(25,322)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	8,700	(67,633)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	1,200	(53,607)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	1,200	(53,607)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	2,500	(111,681)
Total									$(1,515,316)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	43,005	$(151,893)
1.50%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/28/19	USD	27,100	(200,153)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	10,000	(72,744)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	10,000	(73,892)
2.56%[3]	3-month LIBOR	Chicago Mercantile	N/A	6/30/25	USD	1,200	13,080
2.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/40	USD	5,100	(117,575)
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	2,445	259,915
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	1,225	132,949
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	1,354	46,300
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	1,354	44,994
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	2,513	115,014
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	2,513	113,922

Total							$ 109,917

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK FUNDS II	JUNE 30, 2015	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	As of June 30, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Republic of Turkey	1.00%	Barclays Bank PLC	9/20/20	USD	172	$10,101	10,257	$(156)

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	226	$ 59	$(1,063)	$ 1,122
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	453	(117)	(4,122)	4,005
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	453	118	(2,480)	2,598
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	226	(58)	(1,994)	1,936
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	226	58	107	(49)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	226	58	107	(49)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	226	(59)	(1,920)	1,861
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(1,717)	2,905
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(584)	1,772
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	129	1,059
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	(1,188)	(7,430)	6,242
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(2,670)	3,858
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(2,065)	3,253
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	(1,188)	(4,171)	2,983
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	456	(1,188)	(3,957)	2,769
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	(391)	1,579
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	228	594	(1,738)	2,332
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	228	594	3,723	(3,129)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/44	USD	228	595	(1,666)	2,261

8	BLACKROCK FUNDS II	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/44	USD	228	$594	$(42)	$ 636
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	3-month LIBOR[1]	Credit Suisse International	1/12/44	USD	456	1,188	2,543	(1,355)

Total						$7,188	$(31,401)	$38,589

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$25,022,161	$13,057,395	$38,079,556
Corporate Bonds	—	81,485,180	—	81,485,180
Foreign Government Obligations	—	6,209,892	—	6,209,892
Non-Agency Mortgage-Backed Securities	—	39,410,126	—	39,410,126
Project Loans	—	—	25,994	25,994
U.S. Government Sponsored Agency Securities	—	675,513,214	—	675,513,214
U.S. Treasury Obligations	—	566,112,778	—	566,112,778
Short-Term Securities:
Money Market Funds	$4,886,821	—	—	4,886,821
Options Purchased:
Foreign Currency Exchange Contracts	—	50,043	—	50,043
Interest Rate Contracts	141,531	—	—	141,531
Liabilities:
Investments:
TBA Sale Commitments	—	(286,953,140)	—	(286,953,140)

Total	$5,028,352	$1,106,850,254	$13,083,389	$1,124,961,995

BLACKROCK FUNDS II	JUNE 30, 2015	9

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$287,904	—	$287,904
Interest rate contracts	$97,909	769,345	—	867,254
Liabilities:
Credit contracts	—	(156)	—	(156)
Foreign currency exchange contracts	—	(541,350)	—	(541,350)
Interest rate contracts	(678,539)	(2,136,155)	—	(2,814,694)

Total	$(580,630)	$(1,620,412)	—	$(2,201,042)

[1]      Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$679,807	—	—	$679,807
Foreign currency at value	312,807	—	—	312,807
Cash pledged for financial futures contracts	1,309,210	—	—	1,309,210
Cash pledged as collateral for OTC derivatives	1,100,000	—	—	1,100,000
Cash pledged for centrally cleared swaps	2,990,660	—	—	2,990,660
Liabilities:
Reverse repurchase agreements	—	$(324,706,864)	—	(324,706,864)

Total	$6,392,484	$(324,706,864)	—	$(318,314,380)

During the period ended June 30, 2015, there were no transfers between Levels.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2014	—	$20,740	$28,056	$48,796
Transfers into Level 3[1]	$13,018,165	—	—	13,018,165
Transfers out of Level 3	—	(20,740)	—	(20,740)
Accrued discounts/premiums	4,424	—	(36)	4,388
Net realized gain (loss)	—	—	(36)	(36)
Net change in unrealized appreciation (depreciation)[2]	34,806		353	35,159
Purchases	—		—	—
Sales	—	—	(2,343)	(2,343)

Closing Balance, as of June 30, 2015	$13,057,395	—	$25,994	$13,083,389

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[2]	$34,806	—	$353	$35,159

[1]

As of September 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,018,165 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK FUNDS II	JUNE 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	August 21, 2015